                                       [Graphic]


     NOT FDIC INSURED
     MAY LOSE VALUE
     NO BANK GUARANTEE

     NATIONS FUNDS

 Index Fund

 Nations Managed Index Fund

 Government Bond Fund

 Nations Short-Intermediate Government Fund

 Money Market Funds

 Nations Prime Fund

 Nations Treasury Fund

 Nations Government Money Market Fund

 Nations Tax Exempt Fund

 The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


     Prospectus

     Primary B Shares
     August 1, 2001

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 43.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Funds Index, Government Bond and Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Funds
Each type of Fund has a different investment focus:

  .the Index Fund invests primarily in equity securities that are included in the S&P 500. While maintaining the industry and risk characteristics of the index, the Fund varies the number, type and weighting of its holdings from those of the index to try to provide higher returns.

  .the Government Bond Fund focuses on the potential to earn income by investing primarily in fixed income securities.

  .the Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

The Funds also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Fixed income securities have the potential to provide you increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on the money market funds may be lower than the return on other kinds of mutual funds or investments.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Index Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

The Government Bond Fund focuses on the potential to earn income. It may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 5.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------



[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.


     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 28.



[Graphic]
        About the Funds

Nations Managed Index Fund                  5
Sub-adviser: BACAP
-----------------------------------------------
Nations Short-Intermediate Government Fund  9
Sub-adviser: BACAP
-----------------------------------------------
Nations Prime Fund                         13
Sub-adviser: BACAP
-----------------------------------------------
Nations Treasury Fund                      16
Sub-adviser: BACAP
-----------------------------------------------
Nations Government Money Market Fund       19
Sub-adviser: BACAP
-----------------------------------------------
Nations Tax Exempt Fund                    22
Sub-adviser: BACAP
-----------------------------------------------
Other important information                26
-----------------------------------------------
How the Funds are managed                  28


[Graphic]
      About your investment

Information for investors
  Buying, selling and exchanging shares             31
  How selling and servicing agents are paid         35
  Distributions and taxes                           36
-------------------------------------------------------
Financial highlights                                39
-------------------------------------------------------
Terms used in this prospectus                       43
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Quantitative Strategies Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

[Graphic]
     What is a managed index fund?

     A managed index fund is designed to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.

     With a managed index fund, the team may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500.

     There is no assurance that active management will result in a higher return than the index.


Nations Managed Index Fund


[Graphic]
     Investment objective
     The Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).


[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 or its components. The S&P 500 is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

In selecting investments for the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the S&P 500 and/or reducing portfolio volatility relative to the S&P 500.

In addition, the team believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

The team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate
  .may offset capital gains by selling securities to realize a capital loss.
   This may reduce capital gains distributions

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Managed Index Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for higher total returns than the S&P 500. There is a risk that the returns of these investments will not exceed those of the S&P 500, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.



[Graphic]
     The returns shown for the index do not reflect fees, brokerage commissions or other expenses of investing.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     26.01%  17.13%  -11.39%
     1998    1999     2000
          *Year-to-date return as of June 30, 2001: -5.54%

     Best and worst quarterly returns during this period

Best: 4th quarter 1998:  20.87%
Worst: 3rd quarter 1998: -10.74%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                           Since
                 1 year  inception*
Primary B Shares -11.39%   9.99%
S&P 500          -9.10%    13.72%

     *The inception date of Primary B Shares is September 4, 1997. The return for the index shown is from that date.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary B
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.40%
 Shareholder administration fees                      0.60%
                                                      0.29%
 Other expenses                                      -----
 Total annual Fund operating expenses                 1.29%
                                                     (0.29)%
 Fee waivers and/or reimbursements                   -------
 Total net expenses/2/                                1.00%
                                                     =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary B Shares  $102   $380    $679    $1,530

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

[Graphic]
     U.S. government securities

     This Fund invests most of its assets in securities that are U.S. government issued or guaranteed. This means the Fund is generally not subject to credit risk, but it could earn less income than funds that invest in other kinds of fixed income securities.

[Graphic]
     Duration

     Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.


Nations Short-Intermediate Government Fund

[Graphic]
     Investment objective
     The Fund seeks high current income consistent with modest fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund invests almost all of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be five years or less, and its duration will be four years or less.

When selecting individual investments, the team:

  .looks at a fixed income security's potential to generate both income and price appreciation

  .allocates assets primarily among U.S. government obligations, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using structure analysis, which evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Intermediate Government Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Mortgage-related risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current yield.

[Graphic]
     The returns shown for the index do not reflect fees, brokerage commissions or other expenses of investing.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


       6.87%  6.23%  0.07%  9.01%
       1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001: 2.96%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  3.63%
Worst: 2nd quarter 1999: -0.75%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the Lehman Intermediate Government Bond Index, an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. The index is not available for investment.

                                                   Since
                                          1 year inception*
Primary B Shares                          9.01%    5.72%
Lehman Intermediate Government Bond Index 10.47%   6.90%

     *The inception date of Primary B Shares is June 28, 1996. The return for the index shown is from that date.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary B
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.30%
 Shareholder administration fees                      0.60%
                                                      0.29%
 Other expenses                                       -----
 Total annual Fund operating expenses                 1.19%
                                                     (0.10)%
 Fee waivers and/or reimbursements                   -------
 Total net expenses/2/                                1.09%
                                                      =====

    /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

    /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary B Shares  $111   $368    $645    $1,434

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Prime Fund

[Graphic]
     Investment objective
     The Fund seeks the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current 7-day yield.



[Graphic]

     Risks and other things to consider
     Nations Prime Fund has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


      5.68%  5.08%  5.28%  5.24%  4.87%  6.11%
      1995   1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001: 2.45%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.58%
Worst: 2nd quarter 1999: 1.13%

     Average annual total return as of December 31, 2000

                                  Since
                 1 year 5 years inception*
Primary B Shares 6.11%   5.31%    5.31%

     *The inception date of Primary B Shares is June 16, 1994.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         Shareholder fees                                    Primary B
         (Fees paid directly from your investment)            Shares
          Maximum sales charge (load) imposed on purchases     none
          Maximum deferred sales charge (load)                 none
         Annual Fund operating expenses/1/
         (Expenses that are deducted from the Fund's assets)
          Management fees                                      0.20%
          Shareholder servicing fees                           0.25%
                                                               0.13%
          Other expenses                                      -----
          Total annual Fund operating expenses                 0.58%
                                                              (0.03)%
          Fee waivers and/or reimbursements                   -------
          Total net expenses/2/                                0.55%
                                                              =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and /or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
                Primary B Shares  $56    $183    $321     $723

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

     This Fund, like all money market funds, is subject to certain investment restrictions. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short - term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Fund

[Graphic]
     Investment objective
     The Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current 7-day yield.



[Graphic]

     Risks and other things to consider
     Nations Treasury Fund has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


      5.49%  4.98%  5.12%  5.04%  4.58%  5.81%
      1995   1996   1997   1998   1999   2000
          *Year-to-date return as of June 30, 2001: 2.30%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:           1.52%
Worst: 1st and 2nd quarters 1999: 1.07%

     Average annual total return as of December 31, 2000

                                  Since
                 1 year 5 years inception*
Primary B Shares 5.81%   5.10%    5.09%

     *The inception date of Primary B Shares is June 16, 1994.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary B
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.20%
 Shareholder servicing fees                           0.25%
                                                      0.13%
 Other expenses                                      -----
 Total annual Fund operating expenses                 0.58%
                                                     (0.03)%
 Fee waivers and/or reimbursements                   -------
 Total net expenses/2/                                0.55%
                                                     =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and /or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary B Shares  $56    $183    $321     $723

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Money Market Fund

[Graphic]
     Investment objective
     The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current 7-day yield.


[Graphic]

     Risks and other things to consider
     Nations Government Money Market Fund has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


       5.46%  4.94%  5.07%  4.98%  4.64%  5.93%
       1995   1996   1997   1998   1999   2000
          *Year-to-date return as of June 30, 2001: 2.42%

     Best and worst quarterly returns during this period

                         Best: 3rd quarter 2000:  1.54%
                         Worst: 2nd quarter 1999: 1.08%

     Average annual total return as of December 31, 2000

                                                     Since
                                    1 year 5 years inception*
                   Primary B Shares 5.93%   5.11%    5.12%

     *The inception date of Primary B Shares is June 16, 1994.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees                                    Primary B
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.20%
 Shareholder servicing fees                           0.25%
 Other expenses                                       0.16%
                                                     -----
 Total annual Fund operating expenses                 0.61%
 Fee waivers and/or reimbursements                   (0.06)%
                                                     -------
 Total net expenses/2/                                0.55%
                                                     =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and /or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary B Shares  $56    $189    $334     $756

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 29.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Tax Exempt Fund

[Graphic]
     Investment objective
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income tax and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Tax Exempt Fund has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Tax Exempt Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current 7-day yield.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Primary B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

       3.42%  3.06%  3.23%  3.03%  2.83%  3.68%
       1995   1996   1997   1998   1999   2000
          *Year-to-date return as of June 30, 2001: 1.46%

     Best and worst quarterly returns during this period

Best: 2nd and 4th quarters 2000: 0.97%
Worst: 1st quarter 1999:         0.61%

     Average annual total return as of December 31, 2000

                                  Since
                 1 year 5 years inception*
Primary B Shares 3.68%   3.17%    3.17%

     *The inception date of Primary B Shares is June 16, 1994.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Primary B
(Fees paid directly from your investment)            Shares
 Maximum sales charge (load) imposed on purchases     none
 Maximum deferred sales charge (load)                 none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                      0.20%
 Shareholder servicing fees                           0.25%
                                                      0.13%
 Other expenses                                       -----
 Total annual Fund operating expenses                 0.58%
                                                     (0.03)%
 Fee waivers and/or reimbursements                   -------
 Total net expenses/2/                                0.55%
                                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and /or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary B Shares  $56    $183    $321     $723

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 5. The following are some other risks and information you should consider before you invest:

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      .Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Fund in Financial highlights.

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         .must maintain an average dollar-weighted maturity of 90 days or less

         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days

         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                           Maximum  Actual fee
                                           advisory  paid last
                                             fee    fiscal year
Nations Managed Index Fund                  0.40%      0.21%
Nations Short-Intermediate Government Fund  0.30%      0.30%
Nations Prime Fund                          0.20%      0.19%
Nations Treasury Fund                       0.20%      0.19%
Nations Government Money Market Fund        0.20%      0.16%
Nations Tax Exempt Fund                     0.20%      0.18%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                 BACAP Team
Nations Managed Index Fund           Quantitative Strategies Team
Nations Short-Intermediate
Government Fund                      Fixed Income Management Team
Nations Prime Fund                   Taxable Money Market Management Team
Nations Treasury Fund                Taxable Money Market Management Team
Nations Government Money Market Fund Taxable Money Market Management Team
Nations Tax Exempt Fund              Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201



[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly, as follows:

Index Fund           0.23%
Government Bond Fund 0.22%
Money Market Funds   0.10%

The Funds also pay shareholder administration and shareholder servicing fees to BA Advisors or financial institutions for providing services to investors.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Primary B Shares of the Funds. Here are some general rules about this class of shares:

.. Primary B Shares are generally available only to financial institutions and intermediaries that sign an account with us or Stephens. These include:

  .Bank of America and certain of its affiliates

  .brokerage firms

  .other financial institutions

.. The minimum initial investment is $1,000.

.. There is no minimum amount for additional investments.

.. There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary B Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
     For Nations Managed Index Fund and Nations Short-Intermediate Government Fund, a business day is:

     . any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     For Nations Money Market Funds, a business day is:

     . any day that the Federal Reserve Bank of New York and the NYSE are open.
       The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .4:00 p.m. Eastern time each business day for each class of Nations Managed
   Index Fund and Nations Short-Intermediate Government Fund

  .3:00 p.m. Eastern time each business day for each share class of Nations
   Prime Fund and Nations Treasury Fund

  .12:00 noon Eastern time each business day for each share class of Nations
   Government Money Market Fund and Nations Tax Exempt Fund

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the money market funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less and to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .4:00 p.m. Eastern time for Nations Managed Index Fund and Nations
   Short-Intermediate Government Fund

  .3:00 p.m. Eastern time for Nations Prime Fund and Nations Treasury Fund

  .12:00 noon Eastern time for Nations Government Money Market Fund and Nations
   Tax Exempt Fund

Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Primary B Shares at net asset value per share.

         .If we don't receive payment for an order to buy shares of Nations
          Managed Index Fund or Nations Short-Intermediate Government Fund within three business days of receiving the order, we'll refuse the order. We'll return any payment received for orders that we refuse.

         .We'll process orders for Money Market Funds only if we receive payment in federal funds by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early). Otherwise, we'll cancel the order.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

         .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire by the following times:

          .within three business days after Stephens, PFPC or their agents receive your order to sell shares of Nations Managed Index Fund and Nations Short-Intermediate Government Fund

          .on the same business day that Stephens, PFPC or their agents receive your order to sell shares of the Money Market Funds.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your plan administrator.

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .00000000000000You can exchange Primary B Shares of a Fund for Primary
          B Shares of any other Nations Fund.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling or servicing agent. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     Your selling agent may charge other fees for services provided to your account.



[Graphic]
      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Shareholder administration and servicing fees
BA Advisors, its affiliates and/or financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.60% of the average daily net assets of Primary B Shares of Nations Managed Index Fund and Nations Short-Intermediate Government Fund under a shareholder administration plan and a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Primary B Shares of the Money Market Funds under a shareholder servicing plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions for as long as the plan continues. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their federal income and capital gain to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Nations Managed Index Fund and Nations Short-Intermediate Government Fund distribute any net realized capital gain at least once a year. Although the Money Market Funds do not expect to realize any capital gain, any capital gain realized by a money market fund will be distributed at least once a year.

All of the Funds distribute net investment income monthly. The Money Market Funds declare distributions of net investment income each business day, and pay them monthly.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.



We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of Nations Managed Index Fund or Nations Short-Intermediate Government Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as net long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Tax Exempt Fund
In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund attributed to its tax-exempt interest income. These distributions, however, may be subject to state, local and other taxes. A portion of these distributions may also be subject to the federal alternative minimum tax.

Although the Fund does not intend to earn any taxable income or capital gain, any distributions of taxable income or capital gain generally are subject to tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Nations Managed Index Fund and Nations Short-Intermediate Government Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

As long as a Money Market Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of a Fund.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Managed Index Fund       For a Share outstanding through each period


                                                     Year ended  Year ended  Year ended Period ended
Primary B Shares                                     03/31/01#   03/31/00#   03/31/99#   03/31/98*
Operating performance:
Net asset value, beginning of period                   $22.16      $19.38      $17.11      $14.52
Net investment income                                   0.04        0.06        0.09        0.14
Net realized and unrealized gain/(loss) on
 investments                                           (4.49)       2.78        2.41        2.73
Net increase/(decrease) in net asset value from
 operations                                            (4.45)       2.84        2.50        2.87
Distributions:
Dividends from net investment income                   (0.03)      (0.06)      (0.08)      (0.13)
Distributions from net realized capital gains          (2.69)        --        (0.15)      (0.15)
Total dividends and distributions                      (2.72)      (0.06)      (0.23)      (0.28)
Net asset value, end of period                         $14.99      $22.16      $19.38      $17.11
Total return++                                        (21.90)%     14.70%      14.78%      18.24%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $5          $6          $4          $3
Ratio of operating expenses to average net assets    1.00%(a)(b) 1.00%(a)(b)  1.00%(a)  1.00%+(a)(b)
Ratio of net investment income to average net assets    0.17%       0.30%      0.53%       0.76%+
Portfolio turnover rate                                  97%         64%        35%         30%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.30%(a)    1.32%(a)    1.33%(a)   1.30%+(a)

                                 * Managed Index Fund Primary B Shares
                                 commenced operations on September 4, 1997.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Short-Intermediate
Government Fund                  For a Share outstanding throughout each period


                                                     Year ended Year ended Year ended Year ended Period ended
Primary B Shares                                      03/31/01   03/31/00  03/31/99#   03/31/98   03/31/97*#
Operating performance:
Net asset value, beginning of period                   $3.94      $4.10      $4.12      $3.99       $4.02
Net investment income                                   0.21       0.21       0.21       0.21        0.16
Net realized and unrealized gain/(loss) on
 investments                                            0.21      (0.16)     (0.02)      0.13       (0.03)
Net increase/(decrease) in net asset value from
 operations                                             0.42       0.05       0.19       0.34        0.13
Distributions:
Dividends from net investment income                   (0.21)     (0.21)     (0.21)     (0.21)      (0.16)
Total dividends and distributions                      (0.21)     (0.21)     (0.21)     (0.21)      (0.16)
Net asset value, end of period                         $4.15      $3.94      $4.10      $4.12       $3.99
Total return ++                                        11.01%     1.23%      4.61%      8.74%       3.31%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $141       $200       $273       $261      $16,980
Ratio of operating expenses to average net assets     1.09%(a)   0.99%(a)   0.93%(a)    0.96%    0.98%+(a)(b)
Ratio of net investment income to average net assets   5.27%      5.20%      5.01%      5.18%       5.38%+
Portfolio turnover rate                                 108%       177%       242%       538%        529%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.19%(a)   1.25%(a)   1.38%(a)    1.16%     1.18%+(a)

                                 * Short-Intermediate Government Fund Primary B Shares commenced operations on June 28, 1996. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Prime Fund               For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
 Primary B Shares                                03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                             0.0596     0.0497     0.0496     0.0522     0.0495
Distributions:
Dividends from net investment income             (0.0596)   (0.0497)   (0.0496)   (0.0522)   (0.0495)
Total dividends and distributions                (0.0596)   (0.0497)   (0.0496)   (0.0522)   (0.0495)
Net asset value, end of year                      $1.00      $1.00      $1.00      $1.00      $1.00
Total return++                                    6.13%      5.08%      5.08%      5.34%      5.05%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)               $70,012    $83,730    $81,649     $8,132    $184,021
Ratio of operating expenses to average net
 assets                                          0.55%(a)   0.55%(a)   0.55%(a)    0.55%      0.55%
Ratio of net investment income to average net
 assets                                           5.94%      4.96%      4.96%      5.23%      4.96%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.58%(a)   0.60%(a)   0.59%(a)    0.60%      0.60%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Treasury Fund            For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
 Primary B Shares                                03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                             0.0568     0.0468     0.0474     0.0506     0.0484
Distributions:
Dividends from net investment income             (0.0568)   (0.0468)   (0.0474)   (0.0506)   (0.0484)
Total dividends and distributions                (0.0568)   (0.0468)   (0.0474)   (0.0506)   (0.0484)
Net asset value, end of year                      $1.00      $1.00      $1.00      $1.00      $1.00
Total return++                                    5.83%      4.78%      4.84%      5.18%      4.96%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)               $12,249    $11,496    $20,315    $11,764    $55,170
Ratio of operating expenses to average net
 assets                                          0.55%(a)   0.55%(a)   0.55%(a)    0.55%      0.55%
Ratio of net investment income to average net
 assets                                           5.66%      4.65%      4.76%      5.06%      4.84%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.58%(a)   0.60%(a)   0.60%(a)    0.60%      0.60%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Government Money
Market Fund                      For a Share outstanding throughout each year

                                              Year ended Year ended Year ended Year ended Year ended
Primary B Shares                               03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0585     0.0475     0.0472     0.0499     0.0478
Distributions:
Dividends from net investment income           (0.0585)   (0.0475)   (0.0472)   (0.0499)   (0.0478)
Total dividends and distributions              (0.0585)   (0.0475)   (0.0472)   (0.0499)   (0.0478)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
Total return++                                  6.00%      4.86%      4.82%      5.12%      4.93%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)               $255       $583      $1,298     $1,812    $19,450
Ratio of operating expenses to average net
 assets                                        0.55%(a)   0.55%(a)   0.55%(a)    0.55%      0.55%
Ratio of net investment income to average net
 assets                                         5.84%      4.81%      4.72%      5.00%      4.78%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.61%(a)   0.69%(a)   0.83%(a)    0.84%      0.82%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Tax Exempt Fund          For a Share outstanding throughout each year

                                              Year ended Year ended Year ended Year ended Year ended
Primary B Shares                               03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0358     0.0296     0.0288     0.0320     0.0300
Distributions:
Dividends from net investment income           (0.0358)   (0.0296)   (0.0288)   (0.0320)   (0.0300)
Total dividends and distributions              (0.0358)   (0.0296)   (0.0288)   (0.0320)   (0.0300)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
Total return++                                  3.63%      3.00%      2.91%      3.22%      3.04%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)              $3,120     $6,835    $10,236     $8,726    $13,151
Ratio of operating expenses to average net
 assets                                         0.55%      0.55%     0.55%(a)   0.55%(a)    0.55%
Ratio of net investment income to average net
 assets                                         3.55%      2.95%      2.86%      3.18%      3.00%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.58%      0.67%     0.80%(a)   0.81%(a)    0.80%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1/ - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

     /1/S&P and BARRA have not reviewed any stock included in the S&P
      SuperComposite 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file numbers:
        Nations Fund Trust, 811-04305
        Nations Fund, Inc., 811-04614

        COMPROPB-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Funds Index, Government Bond and Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

   [LOGO] Nations Funds

                                    [Graphic]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS


     Municipal
     Bond Funds

     Prospectus -- Investor A, B and C Shares

     August 1, 2001


   Nations Short-Term Municipal Income Fund

   Nations Intermediate Municipal Bond Fund

   Nations Municipal Income Fund



   The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 51.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.



This booklet, which is called a prospectus, tells you about Nations Funds Municipal Bond Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Funds
These Funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in municipal securities.

Municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities and municipal securities. There's always a risk that you'll lose money or you may not earn as much as you expect.

Choosing the right Funds for you
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Municipal Bond Funds focus on the potential to earn income. They may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

  .you want to reduce taxes on your investment income

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC
     (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 21.



[Graphic]
        About the Funds

                  Nations Short-Term Municipal Income Fund  4
                  Sub-adviser: BACAP
                  ---------------------------------------------
                  Nations Intermediate Municipal Bond Fund 10
                  Sub-adviser: BACAP
                  ---------------------------------------------
                  Nations Municipal Income Fund            15
                  Sub-adviser: BACAP
                  ---------------------------------------------
                  Other important information              20
                  ---------------------------------------------
                  How the Funds are managed                21

[Graphic]
      About your investment


         Information for investors
           Choosing a share class                                    23
             About Investor A Shares                                 25
                 Front-end sales charge                              25
                 Contingent deferred sales charge                    26
             About Investor B Shares                                 26
                 Contingent deferred sales charge                    26
             About Investor C Shares                                 29
                 Contingent deferred sales charge                    29
             When you might not have to pay a sales charge           29
           Buying, selling and exchanging shares                     32
             How orders are processed                                34
           How selling and servicing agents are paid                 40
           Distributions and taxes                                   42
         ---------------------------------------------------------------
         Financial highlights                                        45
         ---------------------------------------------------------------
         Terms used in this prospectus                               51
         ---------------------------------------------------------------
         Where to find more information                      back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 22.

[Graphic]
     Lowest risk, lowest
     income potential

     This Fund has the lowest risk of the Nations Funds Municipal Bond Funds because it has a duration of less than three years. Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change less when interest rates change, but it could also earn less income than funds with longer durations.


Nations Short-Term Municipal Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be less than three years, and its duration will be between 1.25 and 2.75 years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:
  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change
  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows
  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk
  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Short-Term Municipal Income Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield --because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current yield.


[Graphic]
     The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the index do not reflect sales charges, fees, brokerage commissions or other expenses of investing.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     0.27%   8.05%   3.97%   4.54%   4.53%   2.31%   5.37%
     1994    1995    1996    1997    1998    1999    2000
          *Year-to-date return as of June 30, 2001:  2.96%

     Best and worst quarterly returns during this period

Best: 1st quarter 1995:  2.86%
Worst: 1st quarter 1994: -0.95%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the Lehman 3-Year Municipal Bond Index, a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested. The index is not available for investment.

                                         Since
                        1 year 5 years inception*
Investor A Shares       4.32%   3.93%    4.04%
Investor B Shares       -0.40%  3.50%    3.88%
Investor C Shares       3.69%   3.75%    4.16%
Lehman 3-Year Municipal
 Bond Index             6.23%   4.65%    4.69%

     *The inception dates of Investor A Shares, Investor B Shares and Investor
      C Shares are November 2, 1993, October 12, 1993 and May 19, 1994, respectively. The return for the index shown is from inception of Investor A Shares.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

     Investor B shares of this Fund are only available to existing shareholders for investment.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price         1.00%      none        none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/     none      1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.30%      0.30%      0.30%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.36%      0.36%      0.36%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        0.91%      1.66%      1.66%
                                           (0.26)%    (0.26)%    (0.26)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/4/                       0.65%      1.40%      1.40%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $166   $362    $574    $1,185
Investor B Shares  $143   $498    $878    $1,743
Investor C Shares  $243   $498    $878    $1,944

     If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor C Shares  $143   $498    $878    $1,944

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 22.

[Graphic]
     Moderate risk, moderate
     income potential

     This Fund has relatively moderate risk compared with the other Nations Funds Municipal Bond Funds because it has a duration of between three and six years. Duration is a measure used to estimate how much a Fund's portfolio will fluctuate in response to a change in interest rates.

     The Fund's value will tend to change more when interest rates change than the value of Nations Short-Term Municipal Income Fund, but it could also earn more income.

     Its value will change less when interest rates change than the value of Nations Municipal Income Fund, but it also could earn less income.


Nations Intermediate Municipal Bond Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Intermediate Municipal Bond Fund has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current yield.

[Graphic]
     The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the index do not reflect sales charges, fees, brokerage commissions or other expenses of investing.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]

     -4.78%   14.55%   3.83%   7.16%   5.25%   -1.46%   7.89%
     1994     1995     1996    1997    1998    1999     2000
         *Year-to-date return as of June 30, 2001: 2.92%

     Best and worst quarterly returns during this period

Best: 1st quarter 1995:  5.95%
Worst: 1st quarter 1994: -4.09%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the Lehman 7-Year Municipal Bond Index, a broad-based, unmanaged index of investment grade bonds with maturity of seven to eight years. All dividends are reinvested. The index is not available for investment.

                                         Since
                        1 year 5 years inception*
Investor A Shares       4.35%   3.80%    4.21%
Investor B Shares       4.09%   3.92%    4.16%
Investor C Shares       6.09%   4.00%    5.58%
Lehman 7-year Municipal
 Bond Index             9.09%   5.41%    5.69%

  *Theinception dates of Investor A Shares, Investor B Shares and Investor C
      Shares are August 17, 1993, December 2, 1993 and November 3, 1994, respectively. The return for the index shown is from inception of Investor A Shares.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load) imposed on
   purchases, as a % of offering price         3.25%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    3.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.40%      0.40%      0.40%
   Distribution (12b-1) and shareholder
   servicing fees                              0.25%      1.00%      1.00%
                                               0.28%      0.28%      0.28%
   Other expenses                             -----      -----      -----
   Total annual Fund operating expenses        0.93%      1.68%      1.68%
                                              (0.18)%    (0.18)%    (0.18)%
   Fee waivers and/or reimbursements          -------    -------    -------
   Total net expenses/5/                       0.75%      1.50%      1.50%
                                              =====      =====      =====

     /1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/ This charge decreases overtime. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $399   $595    $807    $1,416
Investor B Shares  $453   $712    $896    $1,772
Investor C Shares  $253   $512    $896    $1,972

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $153   $512    $896    $1,772
Investor C Shares  $153   $512    $896    $1,972

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 22.

[Graphic]
     Highest risk, highest
     income potential

     This Fund has the relatively highest risk of the Nations Funds Municipal Bond Funds because it has a duration of more than six years. Duration is a measure used to estimate how much a fund's portfolio's will fluctuate in response to a change in interest rates.

     This means the Fund's value tends to change more when interest rates change, but it could also earn more income than the two Funds with shorter durations.


Nations Municipal Income Fund

[Graphic]
     Investment objective
     The Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in municipal high yield debt securities.

The Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Normally, the Fund's average dollar-weighted maturity will be more than seven years, and its duration will be more than six years.

When selecting individual investments, the team looks at a security's potential to generate both income and price appreciation. The team:

  .allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  .selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

  .tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  .tries to manage risk by diversifying the Fund's investments in securities of many different issuers

The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, and for other reasons.

                                         [Graphic]

                                           Arrow
      You'll find more about
      other risks of investing in this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Income Fund has the following risks:

    . Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

    . Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

    . Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities also can be subject to greater price volatility.

    . Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

    . Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

    . Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

    . Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to the federal alternative minimum tax, and state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of the Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call us at 1.800.321.7854 or contact your investment professional for the Fund's current yield.

[Graphic]
     The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the index do not reflect sales charges, fees, brokerage commissions or other expenses of investing.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     8.22%   13.34%   -7.62%   19.27%   4.50%   9.34%   5.78%   -4.28%
     9.79%
     1992    1993     1994     1995     1996    1997    1998    1999
     2000

          *Year-to-date return as of June 30, 2001: 2.69%

     Best and worst quarterly returns during this period

Best: 1st quarter 1995:  7.96%
Worst: 1st quarter 1994: -6.64%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the Lehman Municipal Bond Index, a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. The index is not available for investment.

                                       Since
                      1 year 5 years inception*
Investor A Shares     4.54%   3.88%    6.18%
Investor B Shares     4.94%   4.06%    4.75%
Investor C Shares     7.84%   4.32%    5.58%
Lehman Municipal Bond
 Index                11.68%  5.84%    7.24%

  *Theinception dates of Investor A Shares, Investor B Shares and Investor C
      Shares are February 1, 1991, June 7, 1993 and June 17, 1992, respectively. The return for the index shown is from inception of Investor A Shares.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load) imposed on
purchases, as a % of offering price         4.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/

Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.50%      0.50%      0.50%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
                                            0.29%      0.29%      0.29%
Other expenses                             -----      -----      -----
Total annual Fund operating expenses        1.04%      1.79%      1.79%
                                           (0.19)%    (0.19)%    (0.19)%
Fee waivers and/or reimbursements          -------    -------    -------
Total net expenses/5/                       0.85%      1.60%      1.60%
                                           =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

 /2/Thischarge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

 /3/Thischarge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

  /4/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

  /5/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $558   $773   $1,005   $1,672
Investor B Shares  $663   $845   $1,152   $1,892
Investor C Shares  $263   $545    $952    $2,090

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $163   $545    $952    $1,892
Investor C Shares  $163   $545    $952    $2,090

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest up to 25% of their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      .Securities lending program - A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Fund in Financial highlights.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                         Maximum  Actual fee
                                         advisory  paid last
                                           fee    fiscal year
Nations Short-Term Municipal Income Fund  0.30%      0.06%
Nations Intermediate Municipal Bond Fund  0.40%      0.24%
Nations Municipal Income Fund             0.50%      0.33%

Investment sub-advisers
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. BACAP's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     [Graphic]
      For more information
      about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

     [Graphic]
      Before you invest,
      please note that, over time, distribution
      (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.


[Graphic]
      Choosing a share class

Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares of each Fund offered by this prospectus except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, which don't offer Investor B Shares to new investors.

Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                    Nations       Nations
                                  Short-Term    Intermediate   Nations
                                   Municipal     Municipal    Municipal
Investor A Shares                 Income Fund    Bond Fund   Income Fund
Maximum amount you can buy          no limit      no limit     no limit
Maximum front-end sales charge       1.00%         3.25%        4.75%
Maximum deferred sales charge/1/      none          none         none
Maximum annual distribution and      0.25%         0.25%        0.25%
shareholder servicing fees        distribution  distribution distribution
                                    (12b-1)/      (12b-1)/     (12b-1)/
                                 service fee/2/ service fee  service fee
Conversion feature                    none          none         none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

/2/ This Fund pays this fee under a separate servicing plan.

                            Nations          Nations
                          Short-Term       Intermediate         Nations
                           Municipal        Municipal          Municipal
Investor B Shares         Income Fund       Bond Fund         Income Fund
Maximum amount you
can buy                    $250,000          $250,000          $250,000
Maximum front-end
sales charge                 none              none              none
Maximum deferred sales
charge                       none            3.00%/1/          5.00%/1/
Redemption fee               none              none              none
Maximum annual               0.75%             0.75%             0.75%
distribution and       distribution and    distribution      distribution
shareholder servicing   (12b-1) fee and   (12b-1) fee and   (12b-1) fee and
fees                   0.25% service fee 0.25% service fee 0.25% service fee
Conversion feature           none               yes               yes

/1/This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- Investor B Shares -- Contingent deferred sales charge for details.

                             Nations          Nations
                           Short-Term       Intermediate         Nations
                            Municipal        Municipal          Municipal
Investor C Shares          Income Fund       Bond Fund         Income Fund
Maximum amount you can
buy                         no limit          no limit          no limit
Maximum front-end sales
charge                        none              none              none
Maximum deferred sales
charge/1/                     1.00%             1.00%             1.00%
Redemption fee                none              none              none
Maximum annual                0.75%             0.75%             0.75%
distribution and          distribution      distribution      distribution
shareholder servicing    (12b-1) fee and   (12b-1) fee and   (12b-1) fee and
fees                    0.25% service fee 0.25% service fee 0.25% service fee
Conversion feature            none              none              none

/1/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- Investor C Shares -- Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.



                                    [Graphic]

                                     A Icon
     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

    . you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge -- Front-end sales charges

    .  you're reinvesting distributions

     The sales charge you'll pay depends on the Fund you're buying and the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

  Nations Short-Term Municipal Income Fund
                                                      Amount
                                                     retained
                                                    by selling
                    Sales charge   Sales charge       agents
                   as a % of the   as a % of the  as a % of the
                   offering price net asset value offering price
Amount you bought    per share       per share      per share
$0-$99,999             1.00%           1.01%          0.75%
$100,000-$249,999      0.75%           0.76%          0.50%
$250,000-$999,999      0.50%           0.50%          0.40%
$1,000,000 or more     0.00%           0.00%         1.00%/1/

  Nations Intermediate Municipal Bond Fund
                                                      Amount
                                                     retained
                                                    by selling
                    Sales charge   Sales charge       agents
                   as a % of the   as a % of the  as a % of the
                   offering price net asset value offering price
Amount you bought    per share       per share      per share
$0- $99,999            3.25%           3.36%          3.00%
$100,000-$249,999      2.50%           2.56%          2.25%
$250,000-$499,999      2.00%           2.04%          1.75%
$500,000-$999,999      1.50%           1.53%          1.25%
$1,000,000 or more     0.00%           0.00%         1.00%/1/

Nations Municipal Income Fund
                                                       Amount
                                                      retained
                                                     by selling
                     Sales charge   Sales charge     agents as
                    as a % of the   as a % of the    a % of the
                    offering price net asset value offering price
Amount you bought     per share       per share      per share
$0 - $49,999            4.75%           4.99%          4.25%
$50,000 - $99,999       4.50%           4.71%          4.00%
$100,000 - $249,999     3.50%           3.63%          3.00%
$250,000 - $499,999     2.50%           2.56%          2.25%
$500,000 - $999,999     2.00%           2.04%          1.75%
$1,000,000 or more      0.00%           0.00%         1.00%/1/

     /1/ 1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them. Investor B Shares are not available for Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

Nations Intermediate Municipal Bond Fund

If you sell your shares
during the following year:                       You'll pay a CDSC of:
-----------------------------------------------------------------------------------------
                                                                      Shares
                                                                        you
                                                                      bought     Shares
                                 Shares                             on or after   you
                               you bought Shares you bought between  1/1/1996    bought
                                 after     8/1/1997 and 11/15/1998  and before   before
                               11/15/1998 in the following amounts:  8/1/1997   1/1/1996
                               ---------- ------------------------- ----------- --------
                                                         $500,000 -
                                          $0 - $499,999   $999,999
the first year you own them       3.0%        3.0%          2.0%       none       4.0%
the second year you own them      3.0%        2.0%          1.0%       none       3.0%
the third year you own them       2.0%        1.0%          none       none       3.0%
the fourth year you own them      1.0%        none          none       none       2.0%
the fifth year you own them       none        none          none       none       2.0%
the sixth year you own them       none        none          none       none       1.0%
after six years of owning them    none        none          none       none       none

Nations Municipal Income Fund

If you sell your shares
during the following year:                         You'll pay a CDSC of:
----------------------------------------------------------------------------------------------
                                                                           Shares
                                                                             you
                                                                           bought     Shares
                                 Shares                                  on or after   you
                               you bought   Shares you bought between     1/1/1996    bought
                                 after       8/1/1997 and 11/15/1998     and before   before
                               11/15/1998   in the following amounts:     8/1/1997   1/1/1996
                               ---------- ------------------------------ ----------- --------
                                            $0 -   $250,000 - $500,000 -
                                          $249,999  $499,999   $999,999
the first year you own them       5.0%      4.0%      3.0%       2.0%       none       5.0%
the second year you own them      4.0%      3.0%      2.0%       1.0%       none       4.0%
the third year you own them       3.0%      3.0%      1.0%       none       none       3.0%
the fourth year you own them      3.0%      2.0%      none       none       none       2.0%
the fifth year you own them       2.0%      1.0%      none       none       none       2.0%
the sixth year you own them       1.0%      none      none       none       none       1.0%
after six years of owning them    none      none      none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:


     Nations Intermediate Municipal Bond Fund

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $499,999                        six years
    $500,000 - $999,999                 five years
  before August 1, 1997                  six years

     Nations Municipal Income Fund

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,999                       nine years
    $250,000 - $499,999                  six years
    $500,000 - $999,999                 five years
  before August 1, 1997                 eight years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
     Please contact your investment professional for more information about reductions and waivers of sales charges.

     You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

     We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.


                                    [Graphic]

                                     C Icon
     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge--Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions acting as fiducuaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Funds

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
      Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Index Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                                 Ways to
                               buy, sell or            How much you can buy,
                                 exchange                sell or exchange                         Other things to know
                              --------------- ---------------------------------------- ------------------------------------------
Buying shares                 In a lump sum   minimum initial investment:              There is no limit to the amount you can
                                              . $1,000 for regular accounts            invest in Investor A and C Shares. You
                                              . $250 for certain fee-based accounts    can invest up to $250,000 in Investor B
                                              minimum additional investment:           Shares.
                                              . $100 for all accounts
                                                                                       Investor B Shares are only available to
                                                                                       existing shareholders of Nations Short-
                                                                                       Term Income Fund and Nations Short-
                                                                                       Term Municipal Income Fund.
                              Using our       minimum initial investment:              You can buy shares twice a month,
                              Systematic      . $100                                   monthly or quarterly, using automatic
                              Investment Plan minimum additional investment:           transfers from your bank account.
                                              . $ 50
Selling shares                In a lump sum   . you can sell up to $50,000 of your     We'll deduct any CDSC from the amount
                                              shares by telephone, otherwise there are you're selling and send you or your
                                              no limits to the amount you can sell     selling agent the balance, usually within
                                              . other restrictions may apply to        three business days of receiving your
                                              withdrawals from retirement plan         order.
                                              accounts                                 If you paid for your shares with a check
                                                                                       that wasn't certified, we'll hold the sale
                                                                                       proceeds when you sell those shares for
                                                                                       at least 15 days after the trade date of
                                                                                       the purchase, or until the check has
                                                                                       cleared.
                              Using our       . minimum $25 per withdrawal             Your account balance must be at least
                              Automatic                                                $10,000 to set up the plan. You can
                              Withdrawal Plan                                          make withdrawals twice a month,
                                                                                       monthly, quarterly, bi-annually or
                                                                                       annually. We'll send your money by
                                                                                       check or deposit it directly to your bank
                                                                                       account. No CDSC is deducted if you
                                                                                       withdraw 12% or less of the value of your
                                                                                       shares in a class.
Exchanging shares             In a lump sum   . minimum $1,000 per exchange            You can exchange your Investor A Shares
                                                                                       for Investor A shares of any other Nations
                                                                                       Fund, except Index Funds. You won't pay
                                                                                       a front-end sales charge, CDSC or
                                                                                       redemption fee on the shares you're
                                                                                       exchanging.
                                                                                       You can exchange your Investor B Shares
                                                                                       for:
                                                                                       . Investor B Shares of any other Nations
                                                                                       Fund, except Nations Money Market
                                                                                       Funds
                                                                                       . Investor B Shares of Nations Reserves
                                                                                       Money Market Funds
                                                                                       You can exchange your Investor C Shares
                                                                                       for:
                                                                                       . Investor CShares of any other Nations
                                                                                       Fund, except Nations Money Market
                                                                                       Funds
                                                                                       . Investor CShares of Nations Reserves
                                                                                       Money Market Funds
                                                                                       If you received Investor CShares of a
                                                                                       Fund from an exchange of Investor A
                                                                                       Shares of a Managed Index Fund, you can
                                                                                       also exchange these shares for Investor
                                                                                       A Shares of an Index Fund. You won't pay
                                                                                       a CDSC on the shares you're exchanging.

                                                                                       You can exchange Investor A Shares of
                                                                                       an Index Fund for Investor A Shares of
                                                                                       any other Index Fund.
                              Using our       . minimum $25 per exchange               You must already have an investment in
                              Automatic                                                the Funds into which you want to
                              Exchange                                                 exchange. You can make exchanges
                              Feature                                                  monthly or quarterly.

[Graphic]
     A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

     The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

       .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

       .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

       .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

       .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     The offering price per share is the net asset value per share plus any sales charge that applies.

     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .Except for the Index Funds, you buy Investor A Shares at the offering price per share. You buy Index Funds and Investor B and Investor C Shares at net asset value per share.

         .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

         .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$100 using our Systematic Investment Plan

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

       .You can buy shares twice a month, monthly or quarterly.

       .You can choose to have us transfer your money on or about the 15th or the last day of the month.

       .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We'll deduct any CDSC from the amount you're selling and send you the balance.

         .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

     [Graphic]

      For more information
      about telephone orders,
      see How orders are
      processed.



         .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

         .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

       .Your account balance must be at least $10,000 to set up the plan.
       .If you set up the plan after you've opened your account, your signature must be guaranteed.
       .You can choose to have us transfer your money on or about the 10th or the 25th of the month.
       .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.
       .We'll send you a check or deposit the money directly to your bank account.
       .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.




[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You must exchange at least $1,000, or $25 if you use our Automatic
          Exchange Feature.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares

         .You can exchange Investor A Shares of an Index Fund for Investor A
          Shares of any other Index Fund.

         .If you received Investor A Shares of a Managed Index Fund through a conversion of Investor C Shares originally bought through a 401(k) plan, you can also exchange your shares for:

          .Investor C Shares of any other Nations Fund, except Nations Money
           Market Funds

          .Investor C Shares of Nations Reserves Money Market Funds

         .You can exchange Investor A Shares of the other Funds for Investor A
          Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

         .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

         .You won't pay a CDSC, if applicable, on the shares you're exchanging.
          Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

         .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

         .If you received Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund directly or indirectly from an exchange of Investor B Shares of another Fund, you can exchange these shares for:

          .Investor B Shares of any other Nations Fund, except Nations Money
           Market Funds; or

          .Investor B Shares of Nations Reserves Money Market Funds.

          A CDSC may apply to the shares you receive from the exchange, and to any Investor B Shares you receive from an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received from the exchange.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of a Fund for:

         .Investor B Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of a Fund for:

         .Investor C Shares of any other Nations Fund, except Nations Money
          Market Funds

         .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

       .Send your request to PFPC in writing or call 1.800.321.7854.

       .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

       .You must already have an investment in the Funds you want to exchange.

       .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

       .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

     Your selling agent may charge other fees for services provided to your account.



                                    [Graphic]

                                    % Icon

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

  .up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                  Maximum annual distribution (12b-1)
                                     and shareholder servicing fees
                              (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee/1/
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

/1/Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund pay this fee under a separate servicing plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .additional amounts on all sales of shares:

    .up to 1.00% of the offering price per share of Investor A Shares of all other Funds

    .up to 1.00% of the net asset value per share of Investor B Shares

    .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain, at least once a year. The Funds declare distributions of net investment income daily and pay them monthly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. The Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.


How taxes affect your investment
Distributions that come from a Municipal Bond Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state and local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gain are generally subject to tax. Distributions that come from taxable income and any net short-term capital gain generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions from these Funds when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on certain distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Short-Term Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor A Shares                               03/31/01#  03/31/00#  03/31/99#   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $9.94      $10.10     $10.05     $9.95      $9.98
Net investment income                              0.41       0.39       0.39       0.40       0.42
Net realized and unrealized gain/(loss) on
 investments                                       0.21      (0.16)      0.05       0.10      (0.03)
Net increase in net asset value from operations    0.62       0.23       0.44       0.50       0.39
Distributions:
Dividends from net investment income              (0.42)     (0.39)     (0.39)     (0.40)     (0.42)
Total dividends and distributions                 (0.42)     (0.39)     (0.39)     (0.40)     (0.42)
Net asset value, end of year                      $10.14     $9.94      $10.10     $10.05     $9.95
Total return++                                    6.34%      2.35%      4.50%      5.12%      3.96%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)               $23,613    $22,415    $35,805    $23,580     $8,417
Ratio of operating expenses to average net
 assets                                          0.65%(a)   0.63%(a)   0.60%(a)   0.60%(a)   0.60%(a)
Ratio of net investment income to average net
 assets                                           4.16%      3.93%      3.91%      3.97%      4.16%
Portfolio turnover rate                            38%        90%        53%        94%        80%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                   0.91%      1.02%      1.05%      0.97%      1.04%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average share method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Short-Term Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor B Shares                               03/31/01#  03/31/00#  03/31/99#   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $9.94      $10.10     $10.05     $9.95      $9.98
Net investment income                              0.34       0.36       0.38       0.39       0.40
Net realized and unrealized gain/(loss) on
 investments                                       0.20      (0.16)      0.05       0.10      (0.03)
Net increase/(decrease) in net asset value from
 operations                                        0.54       0.20       0.43       0.49       0.37
Distributions:
Dividends from net investment income              (0.34)     (0.36)     (0.38)     (0.39)     (0.40)
Total dividends and distributions                 (0.34)     (0.36)     (0.38)     (0.39)     (0.40)
Net asset value, end of year                      $10.14     $9.94      $10.10     $10.05     $9.95
Total return++                                    5.56%      1.99%      4.34%      4.96%      3.78%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                $3,463     $7,030    $13,931    $13,753    $10,655
Ratio of operating expenses to average net
 assets                                          1.40%(a)   0.94%(a)   0.75%(a)   0.75%(a)   0.75%(a)
Ratio of net investment income to average net
 assets                                           3.41%      3.62%      3.76%      3.82%      4.01%
Portfolio turnover rate                            38%        90%        53%        94%        80%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimburements                                    1.66%      1.77%      1.80%      1.12%      1.19%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average share method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Short-Term Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor C Shares                               03/31/01#  03/31/00#  03/31/99#   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $9.94      $10.10     $10.05     $9.95      $9.98
Net investment income                              0.34       0.32       0.40       0.39       0.40
Net realized and unrealized gain/(loss) on
 investments                                       0.20      (0.16)      0.02       0.10      (0.03)
Net increase in net asset value from operations    0.54       0.16       0.42       0.49       0.37
Distributions:
Dividends from net investment income              (0.34)     (0.32)     (0.37)     (0.39)     (0.40)
Total dividends and distributions                 (0.34)     (0.32)     (0.37)     (0.39)     (0.40)
Net asset value, end of year                      $10.14     $9.94      $10.10     $10.05     $9.95
Total return++                                    5.55%      1.57%      4.29%      4.99%      3.79%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)                $1,417     $1,616     $2,583     $1,388     $1,080
Ratio of operating expenses to average net
 assets                                          1.40%(a)   1.40%(a)   0.83%(a)   0.75%(a)   0.75%(a)
Ratio of net investment income to average net
 assets                                           3.41%      3.16%      3.68%      3.82%      4.01%
Portfolio turnover rate                            38%        90%        53%        94%        80%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                   1.66%      1.77%      1.80%      1.12%      1.19%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average share method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Intermediate Municipal Bond Fund
                                 For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor A Shares                                03/31/01  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year               $9.78       $10.30     $10.30     $10.01     $10.03
Net investment income                             0.46        0.45       0.45       0.46       0.46
Net realized and unrealized gain/(loss) on
 investments                                      0.36       (0.50)      0.07       0.33      (0.02)
Net increase/(decrease) in net asset value from
 operations                                       0.82       (0.05)      0.52       0.79       0.44
Distributions:
Dividends from net investment income             (0.45)      (0.45)     (0.45)     (0.46)     (0.46)
Distributions from net realized capital gains      --        (0.02)     (0.07)     (0.04)       --
Total dividends and distributions                (0.45)      (0.47)     (0.52)     (0.50)     (0.46)
Net asset value, end of year                     $10.15      $9.78      $10.30     $10.30     $10.01
Total return++                                   8.54%      (0.49)%     5.12%      7.99%      4.42%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)              $20,728     $19,782    $16,149     $6,487     $2,067
Ratio of operating expenses to average net
 assets                                         0.75%(a)    0.73%(a)   0.70%(a)   0.70%(a)   0.70%(a)
Ratio of net investment income to average net
 assets                                          4.48%       4.52%      4.35%      4.45%      4.54%
Portfolio turnover rate                           17%         30%        40%        47%        21%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.93%       0.95%      0.93%      0.94%      1.01%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Intermediate Municipal
Bond Fund                        For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor B Shares                                03/31/01  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $9.78      $10.30     $10.30     $10.01     $10.03
Net investment income                              0.37       0.38       0.39       0.41       0.43
Net realized and unrealized gain/(loss) on
 investments                                       0.37      (0.50)      0.07       0.33      (0.02)
Net increase/(decrease) in net asset value from
 operations                                        0.74      (0.12)      0.46       0.74       0.41
Distributions:
Dividends from net investment income              (0.37)     (0.38)     (0.39)     (0.41)     (0.43)
Distributions from net realized capital gains       --       (0.02)     (0.07)     (0.04)       --
Total dividends and distributions                 (0.37)     (0.40)     (0.46)     (0.45)     (0.43)
Net asset value, end of year                      $10.15     $9.78      $10.30     $10.30     $10.01
Total return++                                    7.74%     (1.18)%     4.49%      7.50%      4.12%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)                $2,563     $2,733     $2,556     $2,023     $1,481
Ratio of operating expenses to average net
 assets                                          1.50%(a)   1.42%(a)   1.30%(a)   1.20%(a)   1.00%(a)
Ratio of net investment income to average net
 assets                                           3.73%      3.83%      3.75%      3.95%      4.24%
Portfolio turnover rate                            17%        30%        40%        47%        21%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                   1.68%      1.70%      1.68%      1.44%      1.31%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Intermediate Municipal
Bond Fund                        For a Share outstanding throughout each year

                                                Year ended Year ended Year ended Year ended Year ended
Investor C Shares                                03/31/01  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                $9.78      $10.30     $10.30     $10.01     $10.03
Net investment income                              0.37       0.38       0.40       0.42       0.43
Net realized and unrealized gain/(loss) on
 investments                                       0.38      (0.50)      0.09       0.33      (0.02)
Net increase/(decrease) in net asset value from
 operations                                        0.75      (0.12)      0.49       0.75       0.41
Distributions:
Dividends from net investment income              (0.37)     (0.38)     (0.42)     (0.42)     (0.43)
Distributions from net realized capital gains       --       (0.02)     (0.07)     (0.04)       --
Total dividends and distributions                 (0.37)     (0.40)     (0.49)     (0.46)     (0.43)
Net asset value, end of year                      $10.16     $9.78      $10.30     $10.30     $10.01
Total return++                                    7.84%     (1.19)%     4.80%      7.62%      4.11%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of year (in 000's)                 $528       $539      $1,511     $1,590      $756
Ratio of operating expenses to average net
 assets                                          1.50%(a)   1.50%(a)   1.21%(a)   1.20%(a)   1.00%(a)
Ratio of net investment income to average net
 assets                                           3.73%      3.75%      3.84%      3.95%      4.24%
Portfolio turnover rate                            17%        30%        40%        47%        21%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                   1.68%      1.70%      1.68%      1.44%      1.31%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                  Year ended Year ended Year ended Year ended Year ended
Investor A Shares                                 03/31/01#  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                  $10.68     $11.48     $11.46     $10.89     $10.84
Net investment income                                0.53       0.52       0.52       0.54       0.57
Net realized and unrealized gain/(loss) on
 investments                                         0.46      (0.79)      0.07       0.62       0.05
Net increase/(decrease) in net asset value from
 operations                                          0.99      (0.27)      0.59       1.16       0.62
Distributions:
Dividends from net investment income                (0.53)     (0.52)     (0.52)     (0.54)     (0.57)
Distributions from net realized capital gains         --       (0.01)     (0.05)     (0.05)       --
Total dividends and distributions                   (0.53)     (0.53)     (0.57)     (0.59)     (0.57)
Net asset value, end of year                        $11.14     $10.68     $11.48     $11.46     $10.89
Total return++                                      9.55%     (2.28)%     5.21%      10.89%     5.82%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                 $38,591    $35,937    $28,625    $19,226    $15,075
Ratio of operating expenses to average net assets  0.83%(a)   0.83%(a)   0.80%(a)   0.80%(a)   0.80%(a)
Ratio of net investment income to average net
 assets                                             4.90%      4.76%      4.51%      4.77%      5.21%
Portfolio turnover rate                              18%        36%        11%        38%        25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements      1.04%      1.07%      1.05%      1.04%      1.11%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%. # Per share net investment income has been calculated using the monthly average shares method.

Nations Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                     Year ended Year ended Year ended Year ended Year ended
Investor B Shares                                    03/31/01#  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                     $10.69     $11.48     $11.46     $10.89     $10.84
Net investment income                                   0.45       0.44       0.44       0.48       0.51
Net realized and unrealized gain/(loss) on
 investments                                            0.44      (0.78)      0.08       0.62       0.05
Net increase/(decrease) in net asset value from
 operations                                             0.89      (0.34)      0.52       1.10       0.56
Distributions:
Dividends from net investment income                   (0.45)     (0.44)     (0.45)     (0.48)     (0.51)
Distributions from net realized capital gains            --       (0.01)     (0.05)     (0.05)       --
Total dividends and distributions                      (0.45)     (0.45)     (0.50)     (0.53)     (0.51)
Net asset value, end of year                           $11.13     $10.69     $11.48     $11.46     $10.89
Total return++                                         8.62%     (2.99)%     4.53%      10.23%     5.24%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                     $8,930     $8,795    $13,810    $15,383    $14,615
Ratio of operating expenses to average net assets     1.60%(a)   1.53%(a)   1.45%(a)   1.42%(a)   1.35%(a)
Ratio of net investment income to average net assets   4.13%      4.06%      3.86%      4.15%      4.66%
Portfolio turnover rate                                 18%        36%        11%        38%        25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.79%      1.82%      1.80%      1.66%      1.66%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%. # Per share net investment income has been calculated using the monthly average shares method.

 Nations Municipal Income Fund
                                 For a Share outstanding throughout each year

                                                  Year ended Year ended Year ended Year ended Year ended
Investor C Shares                                 03/31/01#  03/31/00#   03/31/99   03/31/98   03/31/97
Operating performance:
Net asset value, beginning of year                  $10.69     $11.48     $11.46     $10.89     $10.84
Net investment income                                0.45       0.44       0.46       0.49       0.53
Net realized and unrealized gain/(loss) on
 investments                                         0.45      (0.78)      0.07       0.62       0.05
Net increase/(decrease) in net asset value from
 operations                                          0.90      (0.34)      0.53       1.11       0.58
Distributions:
Dividends from net investment income                (0.45)     (0.44)     (0.46)     (0.49)     (0.53)
Distributions from net realized capital gains         --       (0.01)     (0.05)     (0.05)       --
Total dividends and distributions                   (0.45)     (0.45)     (0.51)     (0.54)     (0.53)
Net asset value, end of year                        $11.14     $10.69     $11.48     $11.46     $10.89
Total return++                                      8.71%     (3.03)%     4.64%      10.37%     5.50%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                  $1,318     $1,418     $2,150     $2,444     $1,713
Ratio of operating expenses to average net assets  1.60%(a)   1.60%(a)   1.36%(a)   1.33%(a)   1.10%(a)
Ratio of net investment income to average net
 assets                                             4.13%      3.99%      3.95%      4.24%      4.91%
Portfolio turnover rate                              18%        36%        11%        38%        25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements      1.79%      1.82%      1.80%      1.57%      1.41%

                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%. # Per share net investment income has been calculated using the monthly average shares method.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
      Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Global High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to three years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government Bond Index - an unmanaged index of government bonds with an average maturity of approximately nine years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government Bond Index - an unmanaged index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Intermediate Government/Corporate Bond Index - an unmanaged index of all publicly issued investment grade corporate, U.S. Treasury, and U.S. government and agency securities with maturities of 1 to 10 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with long-term maturities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Merrill Lynch 1-3 Year Treasury Index - an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

        SEC file numbers:
        Nations Fund Trust, 811-04305

        NATMUNIPROIX-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Funds Municipal Bond Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS




  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




     Nations Strategic
     Growth Fund

     Prospectus --  Investor A, B and C Shares

     August 1, 2001

An overview of the Fund

--------------------------------------------------------------------------------


[Graphic]
   Terms used in this prospectus

   In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

   [Graphic]


    You'll find Terms used in
    this prospectus on page 35.


   Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

   Affiliates of Bank of America are paid for the services they provide to the Fund.


This booklet, which is called a prospectus, tells you about one Nations Funds Stock Fund -- Nations Strategic Growth Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Fund
Nations Strategic Growth Fund invests primarily in equity securities of U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.

Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Strategic Growth Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

For more information
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
   Banc of America Advisors, LLC

   Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC, (BACAP), which is responsible the day-to-day investment decisions for the Fund.

   [Graphic]


    You'll find more about
    BA Advisors and BACAP starting on page 9.



[Graphic]

        About the Fund

Nations Strategic Growth Fund 4
Sub-adviser: BACAP
----------------------------------
Other important information   8
----------------------------------
How the Fund is managed       9

[Graphic]
       About your investment

Information for investors
  Choosing a share class                                    11
    About Investor A Shares                                 12
      Front-end sales charge                                12
      Contingent deferred sales charge                      13
    About Investor B Shares                                 13
      Contingent deferred sales charge                      13
    About Investor C Shares                                 15
      Contingent deferred sales charge                      15
    When you might not have to pay a sales charge           16
  Buying, selling and exchanging shares                     19
    How orders are processed                                21
  How selling and servicing agents are paid                 27
  Distributions and taxes                                   29
---------------------------------------------------------------
Financial highlights                                        31
---------------------------------------------------------------
Terms used in this prospectus                               35
---------------------------------------------------------------
Where to find more information                      back cover

[Graphic]
   About the sub-adviser

   BACAP is this Fund's sub-adviser. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

   [Graphic]


    You'll find more about
    BACAP on page 10.

[Graphic]
   Minimizing taxes

   The Fund's proactive tax management strategy may help reduce capital gains distributions. The tax management strategy seeks to limit portfolio turnover, offset capital gains with capital losses and sell securities that have the lowest tax burden on shareholders.


Nations Strategic Growth Fund

[Graphic]
     Investment objective
     The Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in common stocks of companies that it selects from most major industry sectors. The Fund normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, the team:

  .will focus on long-term investments to try to limit the number of buy and sell transactions

  .will try to sell securities that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

  .invests primarily in securities with lower dividend yields

  .may use options, instead of selling securities

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when it believes that the profitability of the company's industry is beginning to decline, there is a meaningful deterioration in the company's competitive position, the company's management fails to execute its business strategy, when the team considers the security's price to be overvalued, and for other reasons.

   [Graphic]


    You'll find more about
    other risks of investing in the Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Strategic Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
   Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

[Graphic]
   The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the index do not reflect sales charges, fees, brokerage commissions or other expenses of investing.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     -12.55%
      2000

          *Year-to-date return as of June 30, 2001: -7.20%

     Best and worst quarterly returns during this period

Best: 1st quarter 2000:   4.62%
Worst: 4th quarter 2000: -11.60%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                            Since
                  1 year  inception*
Investor A Shares -17.58%   -2.29%
Investor B Shares -17.48%   -1.12%
Investor C Shares -14.06%   -0.45%
S&P 500           -9.10%    0.74%

     *The inception date of Investor A, Investor B and Investor C Shares is
      August 2, 1999. The return for the index shown is from that date.

[Graphic]
   There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[Graphic]
   This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
   Maximum sales charge (load) imposed on
   purchases, as a % of offering price         5.75%       none       none
   Maximum deferred sales charge (load) as
   a % of the lower of the original purchase
   price or net asset value                   none/1/    5.00%/2/   1.00%/3/
   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
   Management fees                             0.65%      0.65%      0.65%
   Distribution (12b-1) and shareholder
    servicing fees                             0.25%      1.00%      1.00%
   Other expenses                              0.29%      0.29%      0.29%
                                              -----      -----      -----
   Total annual Fund operating expenses        1.19%      1.94%      1.94%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details.
     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details.
     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.
     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     Example
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor A Shares  $689   $932   $1,193   $1,938
               Investor B Shares  $697   $909   $1,247   $2,070
               Investor C Shares  $297   $609   $1,047   $2,264

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $197   $609   $1,047   $2,070
               Investor C Shares  $197   $609   $1,047   $2,264

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. You'll find the portfolio turnover rate for the Fund in Financial highlights.

[Graphic]
   Banc of America Advisors, LLC

   One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]


      How the Fund is managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year:

Annual investment advisory fee, as a % of average daily net assets

                                             Maximum  Actual fee
                                             advisory  paid last
                                               fee    fiscal year
               Nations Strategic Growth Fund  0.65%      0.65%

Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors obtains the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   Banc of America
   Capital Management, LLC

   One Bank of America Plaza
   Charlotte, North Carolina 28255

[Graphic]
   Stephens Inc.

   111 Center Street
   Little Rock, Arkansas 72201

[Graphic]
   PFPC Inc.

   400 Bellevue Parkway
   Wilmington, Delaware 19809


Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family.

BACAP is the investment sub-adviser to Nations Strategic Growth Fund. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment


--------------------------------------------------------------------------------


[Graphic]
   We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

   [Graphic]

    For more information
    about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

   [Graphic]

    Before you invest,
    please note that, over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.



[Graphic]
      Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                       Investor A         Investor B         Investor C
                         Shares             Shares             Shares
Maximum amount          no limit           $250,000           no limit
you can buy
Maximum front-end        5.75%               none               none
sales charge
Maximum deferred        none/1/            5.00%/2/           1.00%/3/
sales charge
Maximum annual     0.25% distribution 0.75% distribution 0.75% distribution
distribution        (12b-1)/service    (12b-1) fee and    (12b-1) fee and
and shareholder           fee         0.25% service fee  0.25% service fee
servicing fees
Conversion feature        none               yes                none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details.

/2/This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details.

/3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.


Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]

                                     A Icon
     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                    Amount retained
                     Sales charge   Sales charge   by selling agents
                    as a % of the   as a % of the    as a % of the
                    offering price net asset value  offering price
 Amount you bought    per share       per share        per share
$0 - $49,999            5.75%           6.10%           5.00%
$50,000 - $99,999       4.50%           4.71%           3.75%
$100,000 - $249,999     3.50%           3.63%           2.75%
$250,000 - $499,999     2.50%           2.56%           2.00%
$500,000 - $999,999     2.00%           2.04%           1.75%
$1,000,000 or more      0.00%           0.00%          1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                            You'll pay a CDSC of:
----------------------------------------------------------------------------------------------------

                                                                                 Shares
                                                                                   you
                                                                                 bought     Shares
                                 Shares                                        on or after   you
                               you bought      Shares you bought between        1/1/1996    bought
                                 after          8/1/1997 and 11/15/1998        and before   before
                               11/15/1998      in the following amounts:        8/1/1997   1/1/1996
                               ---------- ------------------------------------ ----------- --------

                                                        $250,000 -  $500,000 -
                                          $0 - $249,999  $499,999   $999,999
the first year you own them       5.0%        5.0%         3.0%       2.0%        none       5.0%
the second year you own them      4.0%        4.0%         2.0%       1.0%        none       4.0%
the third year you own them       3.0%        3.0%         1.0%       none        none       3.0%
the fourth year you own them      3.0%        3.0%         none       none        none       2.0%
the fifth year you own them       2.0%        2.0%         none       none        none       2.0%
the sixth year you own them       1.0%        1.0%         none       none        none       1.0%
after six years of owning them    none        none         none       none        none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
   $0 - $249,000                        nine years
   $250,000 - $499,999                   six years
   $500,000 - $999,999                  five years
  before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
     About Investor C Shares
     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[Graphic]
   Please contact your investment professional for more information about reductions and waivers of sales charges.

   You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

   We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.



     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Fund

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
   When you sell shares of a mutual fund, the fund is effectively ''buying'' them back from you. This is called a redemption.


[Graphic]
      Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                     Ways to
                   buy, sell or         How much you can buy,
                     exchange             sell or exchange                        Other things to know
                  --------------- ---------------------------------- -----------------------------------------------
Buying shares     In a lump sum   minimum initial investment:        There is no limit to the amount you can invest
                                  .$1,000 for regular accounts       in Investor A and C Shares. You can invest up
                                  .$500 for traditional and Roth     to $250,000 in Investor B Shares.
                                   IRA accounts
                                  .$250 for certain fee-based
                                   accounts
                                  .no minimum for certain
                                   retirement plan accounts like
                                   401(k) plans and SEP accounts,
                                   but other restrictions apply
                                  minimum additional investment:
                                  .$100 for all accounts
                  Using our       minimum initial investment:        You can buy shares twice a month, monthly or
                  Systematic      .$100                              quarterly, using automatic transfers from your
                  Investment Plan minimum additional investment:     bank account.
                                  .$50
Selling shares    In a lump sum   .you can sell up to $50,000 of     We'll deduct any CDSC from the amount you're
                                   your shares by telephone,         selling and send you or your selling agent the
                                   otherwise there are no limits to  balance, usually within three business days of
                                   the amount you can sell           receiving your order.
                                  .-other restrictions may apply to  If you paid for your shares with a check that
                                   withdrawals from retirement       wasn't certified, we'll hold the sale proceeds
                                   plan accounts                     when you sell those shares for at least 15 days
                                                                     after the trade date of the purchase, or until
                                                                     the check has cleared.
                  Using our       .minimum $25 per withdrawal        Your account balance must be at least $10,000
                  Automatic                                          to set up the plan. You can make withdrawals
                  Withdrawal Plan                                    twice a month, monthly, quarterly, bi-annually
                                                                     or annually. We'll send your money by check or
                                                                     deposit it directly to your bank account. No
                                                                     CDSC is deducted if you withdraw 12% or less
                                                                     of the value of your shares in a class.
Exchanging shares In a lump sum   .minimum $1,000 per exchange       You can exchange your Investor A Shares for
                                                                     Investor A shares of any other Nations Fund,
                                                                     except Index Funds. You won't pay a front-end
                                                                     sales charge, CDSC or redemption fee on the
                                                                     shares you're exchanging.
                                                                     You can exchange your Investor B Shares for:
                                                                     .Investor B Shares of any other Nations Fund,
                                                                      except Nations Money Market Funds
                                                                     .Investor B Shares of Nations Reserves Money
                                                                      Market Funds
                                                                     Youcan exchange your Investor C Shares for:
                                                                     .Investor C Shares of any other Nations Fund,
                                                                      except Nations Money Market Funds
                                                                     .Investor C Shares of Nations Reserves Money
                                                                      Market Funds
                                                                     If you received Investor C Shares of a Fund
                                                                     from an exchange of Investor A Shares of a
                                                                     Managed Index Fund, you can also exchange
                                                                     these shares for Investor A Shares of an Index
                                                                     Fund. You won't pay a CDSC on the shares
                                                                     you're exchanging.
                  Using our       . minimum $25 per exchange         You must already have an investment in the
                  Automatic                                          Funds into which you want to exchange. You
                  Exchange                                           can make exchanges monthly or quarterly.
                  Feature

[Graphic]
   A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

   The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another Fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.



[Graphic]
     Buying shares

     Here are some general rules for buying shares:

        .You buy Investor A Shares at the offering price per share. You buy
         Investor B and Investor C Shares at net asset value per share.

        .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        .$500 for traditional and Roth individual retirement accounts (IRAs)

        .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        .$100 using our Systematic Investment Plan

        .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
         IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

                                       [Graphic]


    For more information about telephone orders, see How orders are processed.



Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have us transfer your money on or about the 15th or the last day of the month.

   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

                                    [Graphic]

                                     -$ Icon
     Selling shares

     Here are some general rules for selling shares:

        .We'll deduct any CDSC from the amount you're selling and send you the balance.

        .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        .We can delay payment of the sale proceeds for up to seven days.

        .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

[Graphic]
   You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.



     We may sell your shares:

        .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     Exchanging shares

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You must exchange at least $1,000, or $25 if you use our Automatic
        Exchange Feature.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

       .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

       .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

       .You won't pay a CDSC, if applicable, on the shares you're exchanging.
        Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.

   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

   .You must already have an investment in the Funds you want to exchange.

   .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

   .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

   The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

   Your selling agent may charge other fees for services provided to your account.


[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
   The power of compounding

   Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

   Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]

      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund pays distributions of net investment income monthly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

[Graphic]
   This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

                                       [Graphic]


    For more information about
    taxes, please see the SAI.



How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Strategic Growth Fund
                           For a Share outstanding throughout each period

                                         Year ended  Period ended
Investor A Shares                         03/31/01    03/31/00*#
Operating performance:
Net asset value, beginning of period       $16.98       $13.88
Net investment income/(loss)               (0.04)       (0.03)
Net realized and unrealized gain/(loss)
 on investments                            (4.47)        3.19
Net increase/(decrease) in net asset
 value from operations                     (4.51)        3.16
Distributions:
Distributions from net realized capital
 gains                                     (0.03)       (0.06)
Total dividends and distributions          (0.03)         --
Net asset value, end of period             $12.44       $16.98
Total return++                            (26.62)%      22.86%
-----------------------------------------------------------------
-----------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)       $11,895      $5,503
Ratio of operating expenses to average
 net assets                              1.19%(a)(b)    1.22%+
Ratio of net investment income/(loss) to
 average net assets                        (0.34)%     (0.35)%+
Portfolio turnover rate                      56%         23%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                   1.19%(a)      1.22%+

                           * Strategic Growth Fund Investor A Shares commenced operations on August 2, 1999.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average shares method.
                           (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Strategic Growth Fund
                            For a Share outstanding throughout each period

                                         Year ended  Period ended
Investor B Shares                         03/31/01    03/31/00*#
Operating performance:
Net asset value, beginning of period       $16.90       $13.88
Net investment income/(loss)               (0.14)       (0.10)
Net realized and unrealized gain/(loss)
 on investments                            (4.44)        3.18
Net increase/(decrease) in net asset
 value from operations                     (4.58)        3.08
Distributions:
Distributions from net realized capital
 gains                                     (0.03)       (0.06)
Net asset value, end of period             $12.29       $16.90
Total return++                            (27.16)%      22.29%
-----------------------------------------------------------------
-----------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)       $6,758       $4,934
Ratio of operating expenses to average
 net assets                              1.94%(a)(b)    1.97%+
Ratio of net investment income/(loss) to
 average net assets                        (1.09)%     (1.10)%+
Portfolio turnover rate                      56%         23%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                   1.94%(a)      1.97%+

                            * Strategic Growth Fund Investor B Shares commenced operations on August 2, 1999.
                            + Annualized.
                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Strategic Growth Fund
                            For a Share outstanding throughout each period

                                         Year ended  Period ended
Investor C Shares                         03/31/01    03/31/00*#
Operating performance:
Net asset value, beginning of period       $16.92       $13.88
Net investment income/(loss)               (0.14)       (0.10)
Net realized and unrealized gain/(loss)
 on investments                            (4.45)        3.20
Net increase/(decrease) in net asset
 value from operations                     (4.59)        3.10
Distributions:
Distributions from net realized capital
 gains                                     (0.03)       (0.06)
Total dividends and distributions          (0.03)         --
Net asset value, end of period             $12.30       $16.92
Total return++                            (27.14)%      22.36%
-----------------------------------------------------------------
------------------------------------------------------------------
-----------------------------------------------------------------
------------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)       $2,137       $1,706
Ratio of operating expenses to average
 net assets                              1.94%(a)(b)    1.97%+
Ratio of net investment income/(loss) to
 average net assets                        (1.09)%     (1.10)%+
Portfolio turnover rate                      56%         23%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                   1.94%(a)      1.97%+

                            * Strategic Growth Fund Investor C Shares commenced operations on August 2, 1999.
                            + Annualized.
                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
   This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]

       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 /- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1 /- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1 /- an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Funds Trust, 811-04305

        STGROWPROIX-8/01


[Graphic]
     Where to find more information

You'll find more information about Nations Strategic Growth Fund in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





 [LOGO] Nations Funds

                                    [Graphic]



  NOT FDIC INSURED
  MAY LOSE VALUE
  NO BANK GUARANTEE

  [LOGO] NATIONS FUNDS




     Nations International Value Fund

     Prospectus -- Investor A, B and C Shares

     August 1, 2001




  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Fund

--------------------------------------------------------------------------------


[Graphic]
   Terms used in this prospectus

   In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

   [Graphic]


    You'll find Terms used in this prospectus on page 39.

   Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

   Affiliates of Bank of America are paid for the services they provide to the Fund.



This booklet, which is called a prospectus, tells you about one Nations Funds International Stock Fund -- Nations International Value Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Fund
Nations International Value Fund focuses on long-term growth by investing primarily in equity securities of companies outside the U.S.

Foreign securities have the potential to provide you with higher returns than many other kinds of investments, but they involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest. There's always the risk that you'll lose money or you may not earn as much as you expect.

Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations International Value Fund may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with foreign securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

For more information
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
    Banc of America Advisors, LLC

   Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.

   [Graphic]


    You'll find more about
    BA Advisors and the
    sub-adviser starting
    on page 10.



[Graphic]

        About the Fund


Nations International Value Fund                4
Sub-adviser: Brandes Investment Partners, L.P.
---------------------------------------------------
Other important information                     9
---------------------------------------------------
How the Fund is managed                        10

[Graphic]
      About your investment

         Information for investors
           Choosing a share class                                    13
             About Investor A Shares                                 14
               Front-end sales charge                                14
               Contingent deferred sales charge                      15
             About Investor B Shares                                 15
               Contingent deferred sales charge                      15
             About Investor C Shares                                 17
               Contingent deferred sales charge                      17
             When you might not have to pay a sales charge           17
           Buying, selling and exchanging shares                     21
             How orders are processed                                23
           How selling and servicing agents are paid                 30
           Distributions and taxes                                   32
         --------------------------------------------------------------
         Financial highlights                                        35
         ---------------------------------------------------------------
         Terms used in this prospectus                               39
         ---------------------------------------------------------------
         Where to find more information                      back cover

[Graphic]
   About the sub-adviser

   The Fund does not have its own investment adviser or sub-adviser because it's a ''feeder fund.'' A feeder fund typically invests all of its assets in another fund, which is called a ''master portfolio.'' Master Portfolio and Fund are sometimes used interchangeably.

   BA Advisors is the Master Portfolio's investment adviser, and Brandes Investment Partners, L.P. (Brandes) is its sub-adviser. Brandes' Large Cap Investment Committee makes the day-to-day investment decisions for the Master Portfolio.

   [Graphic]


    You'll find more about
    Brandes on page 11.

[Graphic]
   What is the Graham and
   Dodd approach to investing?

   Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the ''true'' long-term -- or intrinsic -- value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

   The management team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the Master Portfolio looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.


Nations International Value Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[Graphic]

     Principal investment strategies
     The Fund invests all of its assets in Nations International Value Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Master Portfolio typically invests in at least three countries other than the United States at any one time.

The Master Portfolio primarily invests in equity securities either directly or indirectly through closed-end investment companies and depositary receipts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Master Portfolio. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, and for other reasons.

[Graphic]
   Limits on investments

   To help manage risk, the Master Portfolio has certain limits on its investments. These limits apply at the time an investment is made:

      .The Master Portfolio will normally invest no more than 5% of its assets in a single security.

      .It may not invest more than the greater of:

        .20% of its assets in a single country or industry, or

        .150% of the weighting of a single country or industry in the MSCI EAFE
         Index (limited to less than 25% of its assets in a single industry, other than U.S. government securities).

      .It generally may not invest more than 20% of its assets in emerging markets or developing countries.


   [Graphic]


    You'll find more about other risks of investing in the Fund in Other important information and in the SAI.


[Graphic]
     Risks and other things to consider
     Nations International Value Fund has the following risks:
      .Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      .Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
   Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

   For information about the performance of other international accounts managed by Brandes, see How the Funds are managed.




[Graphic]
   The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the index do not reflect sales charges, fees, brokerage commissions or other expenses of investing.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


       15.32% 20.38% 11.82% 52.43% 2.94%
       1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001:  -6.96%

     Best and worst quarterly returns during this period

Best: 4th quarter 1999:  24.15%
Worst: 3rd quarter 1998: -16.57%

     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index), an unmanaged, capitalization-weighted index consisting of securities listed on exchanges in European, Australasian and Far Eastern Markets. The index is not available for investment.

                                    Since
                  1 year  5 years inception*
Investor A Shares -2.97%  18.08%    17.92%
Investor B Shares -2.51%    --      15.84%
Investor C Shares  1.25%    --      21.56%
MSCI EAFE Index   -14.17% 7.13%     7.13%

     *The inception dates of Investor A Shares, Investor B Shares and Investor
      C Shares are December 27, 1995, May 22, 1998 and June 15, 1998, respectively. The return for the index shown is from inception of Investor A Shares.

[Graphic]
   There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                            Investor A Investor B Investor C
(Fees paid directly from your investment)     Shares     Shares     Shares
  Maximum sales charge (load)
  imposed on purchases, as a %
  of offering price                           5.75%       none       none
  Maximum deferred sales charge (load)
  as a % of the lower of the original
  purchase price or net asset value          none /1/   5.00%/2/   1.00%/3/
Annual Fund operating expenses/4/
(Expenses that are deducted from the Fund's assets)/5/
  Management fees                             0.90%      0.90%      0.90%
  Distribution (12b-1) and shareholder
  servicing fees                              0.25%      1.00%      1.00%
  Other expenses                              0.33%      0.33%      0.33%
                                              -----      -----      -----
  Total annual Fund operating expenses        1.48%      2.23%      2.23%
                                              =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares --Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

[Graphic]
   This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $717  $1,017  $1,338   $2,245
Investor B Shares  $726   $997   $1,395   $2,376
Investor C Shares  $326   $697   $1,195   $2,565

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $226   $697   $1,195   $2,376
Investor C Shares  $226   $697   $1,195   $2,565

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Master Portfolio may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Master Portfolio for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Master Portfolio.

  .Investing defensively - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Master Portfolio may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Master Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Master Portfolio generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. You'll find the portfolio turnover rate for the Fund in Financial highlights.

[Graphic]
   Banc of America Advisors, LLC

   One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]


      How the Fund is managed


Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year:

Annual investment advisory fee, as a % of average daily net assets

                                      Maximum    Actual fee paid
                                    advisory fee last fiscal year
Nations International Value Fund/1/    0.90%          0.80%

/1/This Fund doesn't have its own investment adviser because it invests in Nations International Value Master Portfolio. BA Advisors is the investment adviser to the Master Portfolio.

Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Master Portfolio. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Master Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Master Portfolio's Board that the Master Portfolio:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Master Portfolio have applied for relief from the SEC to permit the Master Portfolio to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Master Portfolio would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Master Portfolio obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   Brandes Investment
   Partners, L.P.

   11988 El Camino Real
   Suite 500
   San Diego, California 92130


Brandes Investment Partners, L.P.
Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes is the investment sub-adviser to Nations International Value Master Portfolio. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio.

Performance of other international stock accounts managed by Brandes
Nations International Value Master Portfolio (including its predecessors) has been in operation since December 27, 1995. The table below is designed to show you how a composite of similar international equity accounts managed by Brandes performed over various periods in the past.

The fund and the accounts comprising the Brandes composite's investment objective, policies and strategies are substantially similar to Nations International Value Master Portfolio.

The table below shows the returns for the Brandes composite compared with the MSCI EAFE Index for the period ending December 31, 2000. The returns of the Brandes composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested.

Average annual total returns as of December 31, 2000

               Brandes    MSCI EAFE
            Composite (%) Index (%)
one year       2.80%      (14.17)%
three years    22.03%      9.35%
five years     20.47%      7.13%
ten years      19.38%      6.42%

Annual total returns as of December 31

        Brandes    MSCI EAFE
     Composite (%) Index (%)
2000     2.80%     (14.17)%
1999    53.67%      29.96%
1998    15.03%      20.33%
1997    20.05%      1.78%
1996    16.34%      6.05%
1995    13.75%      11.21%
1994    (2.98)%     7.78%
1993    40.86%      32.56%
1992     6.28%     (12.17)%
1991    40.17%      12.13%

This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The Brandes composite includes Brandes International Equity Fund (since 1995) and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

[Graphic]
   Stephens Inc.

   111 Center Street
   Little Rock, Arkansas 72201

[Graphic]
   PFPC Inc.

   400 Bellevue Parkway Wilmington, Delaware 19809


Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.


PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------

[Graphic]
   We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

   [Graphic]


    For more information
    about how to choose a
    share class, contact your investment professional or call us at 1.800.321.7854.

   [Graphic]

    Before you invest, please
    note that over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.


[Graphic]
      Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                       Investor A         Investor B        Investor C
                         Shares             Shares            Shares
Maximum amount          no limit           $250,000          no limit
 you can buy
Maximum front-            5.75%              none              none
end sales charge
Maximum deferred         none/1/           5.00%/2/          1.00%/3/
sales charge
Maximum annual            0.25%              0.75%             0.75%
distribution          distribution       distribution      distribution
and shareholder    (12b-1)/service fee  (12b-1) fee and   (12b-1) fee and
servicing fees                         0.25% service fee 0.25% service fee
Conversion feature        none                yes              none

/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

/2/This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

/3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.



Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]

                                     A Icon
     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                          Amount
                      Sales charge   Sales charge   retained by selling
                     as a % of the   as a % of the   agents as a % of
                     offering price net asset value the offering price
Amount you bought      per share       per share         per share
$0 -- $49,999            5.75%           6.10%            5.00%
$50,000 -- $ 99,999      4.50%           4.71%            3.75%
$100,000 -- $249,999     3.50%           3.63%            2.75%
$250,000 -- $499,999     2.50%           2.56%            2.00%
$500,000 -- $999,999     2.00%           2.04%            1.75%
$1,000,000 or more       0.00%           0.00%           1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:              You'll pay a CDSC of:
-------------------------------------------------------------------------------------------------
                                                                              Shares
                                                                                you
                                                                              bought     Shares
                                                                            on or after   you
                            Shares you       Shares you bought between       1/1/1996    bought
                           bought after       8/1/1997 and 11/15/1998       and before   before
                            11/15/1998       in the following amounts:       8/1/1997   1/1/1996
                           ------------ ----------------------------------- ----------- --------
                                                      $250,000 - $500,000 -
                                        $0 - $249,999  $499,999   $999,999
   the first year you
   own them                    5.0%         5.0%         3.0%       2.0%       none       5.0%
   the second year you
   own them                    4.0%         4.0%         2.0%       1.0%       none       4.0%
   the third year you
   own them                    3.0%         3.0%         1.0%       none       none       3.0%
   the fourth year you
   own them                    3.0%         3.0%         none       none       none       2.0%
   the fifth year you
   own them                    2.0%         2.0%         none       none       none       2.0%
   the sixth year you
   own them                    1.0%         1.0%         none       none       none       1.0%
   after six years of
   owning them                 none         none         none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                      Will convert to Investor A Shares
         Investor B Shares you bought    after you've owned them for
           after November 15, 1998               eight years
           between August 1, 1997
           and November 15, 1998
             $0 - $249,000                       nine years
             $250,000 - $499,999                  six years
             $500,000 - $999,999                 five years
           before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on those shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
    Please contact your investment professional for more information about reductions and waivers of sales charges.

    You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

    We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.


[Graphic]
     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions, acting as fiduciaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution.

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Fund

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59/1//\\2 \\in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59/1//\\2\\

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
   When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
      Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                    Ways to
                  buy, sell or         How much you can buy,
                    exchange             sell or exchange                      Other things to know
-                 ------------- ----------------------------------- ------------------------------------------
Buying shares     In a lump sum minimum initial investment:         There is no limit to the amount you can
                                .$1,000 for regular accounts        invest in Investor A and C Shares. You
                                .$500 for traditional and Roth IRA  can invest up to $250,000 in Investor B
                                 accounts                           Shares.
                                .$250 for certain fee-based
                                 accounts
                                .no minimum for certain retirement
                                 plan accounts like 401(k) plans
                                 and SEP accounts, but other
                                 restrictions apply
                                minimum additional investment:
                                .$100 for all accounts
                  Using our     minimum initial investment:         You can buy shares twice a month,
                  Systematic    .$100                               monthly or quarterly, using automatic
                  Investment    minimum additional investment:      transfers from your bank account.
                  Plan          .$50
Selling shares    In a lump sum .you can sell up to $50,000 of your We'll deduct any CDSC from the amount
                                 shares by telephone, otherwise     you're selling and send you or your
                                 there are no limits to the amount  selling agent the balance, usually
                                 you can sell                       within three business days of receiving
                                .other restrictions may apply to    your order.
                                 withdrawals from retirement plan   If you paid for your shares with a check
                                 accounts                           that wasn't certified, we'll hold the sale
                                                                    proceeds when you sell those shares
                                                                    for at least 15 days after the trade date
                                                                    of the purchase, or until the check has
                                                                    cleared.
                  Using our     .minimum $25 per withdrawal         Your account balance must be at least
                  Automatic                                         $10,000 to set up the plan. You can
                  Withdrawal                                        make withdrawals twice a month,
                  Plan                                              monthly, quarterly, bi-annually or
                                                                    annually. We'll send your money by
                                                                    check or deposit it directly to your bank
                                                                    account. No CDSC is deducted if you
                                                                    withdraw 12% or less of the value of
                                                                    your shares in a class.
Exchanging shares In a lump sum .minimum $1,000 per exchange        You can exchange your Investor A
                                                                    Shares for Investor A shares of any
                                                                    other Nations Fund, except Index
                                                                    Funds. You won't pay a front-end sales
                                                                    charge, CDSC or redemption fee on the
                                                                    shares you're exchanging.
                                                                    You can exchange your Investor B
                                                                    Shares for:
                                                                    .Investor B Shares of any other Nations
                                                                     Fund, except Nations Money Market
                                                                     Funds
                                                                    .Investor B Shares of Nations Reserves
                                                                     Money Market Funds
                                                                    You can exchange your Investor C
                                                                    Shares for:
                                                                    .Investor C Shares of any other Nations
                                                                     Fund, except Nations Money Market
                                                                     Funds
                                                                    .Investor C Shares of Nations Reserves
                                                                     Money Market Funds
                                                                    If you received Investor C Shares of a
                                                                    Fund from an exchange of Investor A
                                                                    Shares of a Managed Index Fund, you
                                                                    can also exchange these shares for
                                                                    Investor A Shares of an Index Fund.
                                                                    You won't pay a CDSC on the shares
                                                                    you're exchanging.
                  Using our     .minimum $25 per exchange           You must already have an investment
                  Automatic                                         in the Funds into which you want to
                  Exchange                                          exchange. You can make exchanges
                  Feature                                           monthly or quarterly.

[Graphic]
   A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

   The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Master Portfolio. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Master Portfolio uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Master Portfolio could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

        .You buy Investor A Shares at the offering price per share. You buy
         Investor B and Investor C Shares at net asset value per share.

        .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        .$500 for traditional and Roth individual retirement accounts (IRAs)

        .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        .$100 using our Systematic Investment Plan

        .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
         IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have us transfer your money on or about the 15th or the last day of the month.

   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

                                       [Graphic]


    For more information
    about telephone orders,
    see How orders are
    processed.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

        .We'll deduct any CDSC from the amount you're selling and send you the balance.

        .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        .We can delay payment of the sale proceeds for up to seven days.

        .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

        .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        .under certain other circumstances allowed under the 1940 Act

[Graphic]
   You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     Exchanging shares

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You must exchange at least $1,000, or $25 if you use our Automatic
        Exchange Feature.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

       .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund except Index Funds.

     Here are some rules for exchanging Investor A Shares:

       .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

       .You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

       .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.

   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

   .You must already have an investment in the Fund you want to exchange.

   .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

   .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

   The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

   Your selling agent may charge other fees for services provided to your account.


[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
    The power of compounding

   Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

   Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]

      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. The Fund distributes net investment income annually.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
   This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

  [Graphic]


   For more information about
   taxes, please see the SAI.



If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain. Corporate shareholders generally won't be able to deduct any Fund distributions when determining their total income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Foreign taxes
Mutual funds that maintain most of their portfolio in foreign securities -- like Nations International Value Fund -- have special tax considerations. You'll generally be required to:

  .include in your gross income your proportional amount of foreign taxes paid by the Fund

  .treat this amount as foreign taxes you paid directly

  .either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

In general, if you are an individual, each year you can claim up to $300 ($600 if you're filing jointly) of foreign taxes paid (or deemed paid) by you as a foreign tax credit against your federal income tax liability.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information, except as noted below, has been audited by PricewaterhouseCoopers LLP. The financial highlights of Nations International Value Fund for the period ended May 15, 1998 and for the year ended November 30, 1997 were audited by other independent accountants. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations International Value Fund
                         For a Share outstanding throughout each period

                                        Year ended Year ended Period ended Period ended Year ended Period ended
Investor A Shares*                       03/31/01  03/31/00#   03/31/99#     05/15/98    11/30/97   11/30/96**
Operating performance:
Net asset value, beginning of period      $18.77     $14.43      $15.44       $13.13      $11.29     $10.00
Net investment income                      0.27       0.36        0.14         0.08        0.01       0.04
Net realized and unrealized gain/(loss)
 on investments                           (0.39)      4.72        0.36         2.52        1.91       1.31
Net increase/(decrease) in net asset
 value from operations                    (0.12)      5.08        0.50         2.60        1.92       1.35
Distributions:
Dividends from net investment income      (0.19)     (0.25)      (0.17)         --        (0.01)     (0.04)
Dividends in excess of net investment
 income                                     --         --          --           --        (0.05)       --
Distributions from net realized capital
 gains                                    (1.20)     (0.49)      (1.34)       (0.29)      (0.02)     (0.02)
Total dividends and distributions         (1.39)     (0.74)      (1.51)       (0.29)      (0.08)     (0.06)
Net asset value, end of period            $17.26     $18.77      $14.43       $15.44      $13.13     $11.29
Total return++                           (0.72)%     35.86%      1.75%        20.22%      17.11%     13.54%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)     $353,646   $186,649     $5,960       $5,128      $4,259      $115
Ratio of operating expenses to average
 net assets                               1.38%     1.49%(a)     1.55%+       1.81%+      1.73%      0.00%+
Ratio of net investment income to
 average net assets                       1.64%      1.86%       1.11%+       1.21%+      0.26%      1.83%+
Portfolio turnover rate                     --       12%(b)       44%          88%         29%         50%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                   1.48%     1.59%(a)     1.64%+       1.82%+      1.93%      57.40%+

                         * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Fund's Retail Shares, which were reorganized into the International Value Fund Investor A Shares as of May 22, 1998.
                         ** International Value Fund Investor A Shares commenced operations on December 27, 1995. + Annualized.
                         ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                         # Per share net investment income has been calculated using the monthly average shares method.
                         (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                         (b) Amount represents results prior to conversion to a master-feeder structure.

Nations International Value Fund
                         For a Share outstanding throughout each period

                                           Year ended Year ended Period ended
   Investor B Shares                        03/31/01  03/31/00#   03/31/99*#
   Operating performance:
   Net asset value, beginning of period     $18.64      $14.40      $14.33
   Net investment income                     0.16        0.22        0.06
   Net realized and unrealized
    gain/(loss) on investments              (0.40)       4.66        0.76
   Net increase/(decrease) in net asset
    value from operations                   (0.24)       4.88        0.82
   Distributions:
   Dividends from net investment income     (0.13)      (0.15)      (0.13)
   Distributions in excess of net
    investment income                          -          -           -
   Distributions from net realized capital
    gains                                   (1.20)      (0.49)      (0.62)
   Total dividends and distributions        (1.33)      (0.64)      (0.75)
   Net asset value, end of period           $17.07      $18.64      $14.40
   Total return++                           (1.42)%     34.51%      1.25%
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
   Ratios to average net assets/
    supplemental data:
   Net assets, end of period (in 000's)     $80,655    $50,999      $4,296
   Ratio of operating expenses to
    average net assets                       2.13%     2.24%(a)     2.30%+
   Ratio of net investment income to
    average net assets                       0.89%      1.11%       0.36%+
   Portfolio turnover rate                     -        12%(b)       44%
   Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   2.23%     2.34%(a)     2.39%+

                         * International Value Fund Investor B Shares commenced operations on May 22, 1998. + Annualized.
                         ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                         # Per share net investment income has been calculated using the monthly average shares method.
                         (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                         (b) Amount represents results prior to conversion to a master-feeder structure.

Nations International ValuFeorFuandShare outstanding throughout each period

                                     Year ended Year ended Period ended
Investor C Shares                     03/31/01  03/31/00#   03/31/99*#
Operating performance:
Net asset value, beginning of period  $18.65      $14.41      $13.33
Net investment income                  0.16        0.21        0.06
Net realized and unrealized
 gain/(loss) on investments           (0.41)       4.69        1.77
Net increase/(decrease) in net
 asset value from operations          (0.25)       4.90        1.83
Distributions:
Dividends from net investment
 income                               (0.13)      (0.17)      (0.13)
Distributions in excess of net
 investment income                       -          -           -
Distributions from net realized
 capital gains                        (1.20)      (0.49)      (0.62)
Total dividends and distributions     (1.33)      (0.66)      (0.75)
Net asset value, end of period        $17.07      $18.65      $14.41
Total return++                        (1.45)%     34.64%      3.98%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)  $48,784    $13,725       $182
Ratio of operating expenses to
 average net assets                    2.13%     2.24%(a)     2.30%+
Ratio of net investment income to
 average net assets                    0.89%      1.11%       0.36%+
Portfolio turnover rate                  -        12%(b)       44%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                        2.23%     2.34%(a)     2.39%+

                         * International Value Fund Investor C Shares commenced operations on June 15, 1998.
                         + Annualized.
                         ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                         # Per share net investment income has been calculated using the monthly average shares method.
                         (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                         (b) Amount represents results prior to conversion to a master-feeder structure.

[Graphic]
   This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]

       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not availble for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 /- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1 /- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1 /- an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

   SEC file number:
   Nations Reserves, 811-6030
   INTVALPROIX-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations International Value Fund in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 [LOGO] Nations Funds

                                    [Graphic]



  NOT FDIC INSURED
  MAY LOSE VALUE
  NO BANK GUARANTEE

  NATIONS FUNDS


     Nations Small
     Company Fund

     Prospectus -- Investor A, B and C Shares

     August 1, 2001









  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Fund

--------------------------------------------------------------------------------


[Graphic]
   Terms used in this prospectus

   In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

   [Graphic]


    You'll find Terms used in
    this prospectus on page 37.

   Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

    Affiliates of Bank of America are paid for the services they provide to the Fund.


This booklet, which is called a prospectus, tells you about one Nations Funds Stock Fund -- Nations Small Company Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

About the Fund
Nations Small Company Fund invests primarily in equity securities of U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.

Is this Fund right for you?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Small Company Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

For more information
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------



[Graphic]
   Banc of America Advisors, LLC

   Banc of America Advisors, LLC (BA Advisors) is the investment adviser to the Fund. BA Advisors is responsible for the overall management and supervision of the investment management of the Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC, (BACAP), which is responsible for the day-to-day investment decisions for the Fund.

   [Graphic]


    You'll find more about
    BA Advisors and BACAP starting on page 10.


[Graphic]

        About the Fund

Nations Small Company Fund   4
Sub-adviser: BACAP
--------------------------------
Other important information 10
--------------------------------
How the Fund is managed     11

[Graphic]
       About your investment

Information for investors
  Choosing a share class                                    13
    About Investor A Shares                                 14
        Front-end sales charge                              14
        Contingent deferred sales charge                    15
    About Investor B Shares                                 15
        Contingent deferred sales charge                    15
    About Investor C Shares                                 17
        Contingent deferred sales charge                    17
    When you might not have to pay a sales charge           17
  Buying, selling and exchanging shares                     21
    How orders are processed                                23
  How selling and servicing agents are paid                 29
  Distributions and taxes                                   31
---------------------------------------------------------------
Financial highlights                                        33
---------------------------------------------------------------
Terms used in this prospectus                               37
---------------------------------------------------------------
Where to find more information                      back cover

[Graphic]
   About the sub-adviser

   BACAP is this Fund's sub-adviser. BACAP's SmallCap Strategies Team makes the day-to-day investment decisions for the Fund.

   [Graphic]


    You'll find more about BACAP on page 12.

[Graphic]
   Why invest in a small
     company fund?

   A small company fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have stronger potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback than larger, more established companies.

   The team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.


Nations Small Company Fund

[Graphic]
     Investment objective
     The Fund seeks long-term capital growth by investing primarily in equity securities.

[Graphic]

     Principal investment strategies
     The Fund normally invests at least 65% of its assets in companies with a market capitalization of $2 billion or less. The Fund usually holds 75 to 130 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  .company meetings/conferences

  .independent industry analysis

  .quantitative analysis

  .Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  .gaining an in-depth understanding of the company's business

  .evaluating the company's growth potential, risks and competitive strengths

  .discussing its growth strategy with company management

  .validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

   [Graphic]


    You'll find more about
    other risks of investing in the Fund in Other important information and in the SAI.



The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

[Graphic]

     Risks and other things to consider
     Nations Small Company Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Small company risk - Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
   Many things affect the Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


       19.92%  19.47%  1.22%  54.51%  -1.83%
       1996    1997    1998   1999     2000

          *Year-to-date return as of June 30, 2001: -8.38%

     Best and worst quarterly returns during this period

Best: 4th quarter 1999:  43.14%
Worst: 3rd quarter 1998: -25.80%

[Graphic]
   The Fund's returns in this table reflect sales charges, if any. Share class returns may vary based on differences in sales charges and expenses. The returns shown for the indices do not reflect sales charges, fees, brokerage commissions or other expenses of investing.



     Average annual total return as of December 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the Russell 2000 Growth Index, an index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Prior to August 1, 2001, the Fund compared its performance to the Russell 2000 Index. The Fund changed the index to which it compares its performance because the Russell 2000 Growth Index is considered to be a more appropriate comparison. The indices are unmanaged, weighted by market capitalization and are not available for investment.

                                            Since
                          1 year  5 years inception*
Investor A Shares         -7.46%  15.71%    15.25%
Investor B Shares         -6.89%  16.10%    15.75%
Investor C Shares         -3.42%    --      10.65%
Russell 2000 Growth Index -22.43% 7.14%     7.48%
Russell 2000 Index        -3.02%  10.31%    10.70%

  /*/Theinception dates of Investor A Shares, Investor B Shares and Investor C
      Shares are December 12, 1995, December 12, 1995 and September 22, 1997, respectively. The returns for the indices shown are from inception of Investor A Shares.

[Graphic]
   There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

   Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder fees                          Investor A Investor B Investor C
   (Fees paid directly from your investment)   Shares     Shares     Shares
    Maximum sales charge (load) imposed
    on purchases, as a % of offering price     5.75%       none       none
    Maximum deferred sales charge (load)
    as a % of the lower of the original
    purchase price or net asset value         none/1/    5.00%/2/   1.00%/3/

   Annual Fund operating expenses/4/
   (Expenses that are deducted from the Fund's assets)
    Management fees                            0.90%      0.90%      0.90%
    Distribution (12b-1) and shareholder
    servicing fees                             0.25%      1.00%      1.00%
    Other expenses                             0.30%      0.30%      0.30%
                                               -----      -----      -----
    Total annual Fund operating expenses       1.45%      2.20%      2.20%
    Fee waivers and/or reimbursements         (0.05)%    (0.05)%    (0.05)%
                                              -------    -------    -------
    Total net expenses/5/                      1.40%      2.15%      2.15%
                                               =====      =====      =====

     /1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

     /2/This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

     /3/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

     /4/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /5/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
   This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor A Shares  $709  $1,003  $1,319   $2,210
               Investor B Shares  $718   $983   $1,375   $2,340
               Investor C Shares  $318   $683   $1,175   $2,530

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $218   $683   $1,175   $2,340
               Investor C Shares  $218   $683   $1,175   $2,530

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. You'll find the portfolio turnover rate for the Fund in Financial highlights.

[Graphic]
   Banc of America Advisors, LLC

   One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]


      How the Fund is managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                           Maximum  Actual fee
                           advisory  paid last
                             fee    fiscal year
Nations Small Company Fund  0.90%      0.84%

Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   Banc of America
   Capital Management, LLC

   One Bank of America Plaza Charlotte, North Carolina 28255

[Graphic]
   Stephens Inc.

   111 Center Street
   Little Rock, Arkansas 72201

[Graphic]
   PFPC Inc.

    400 Bellevue Parkway Wilmington, Delaware 19809


Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Small Company Fund. BACAP's SmallCap Strategies Team makes the day-to-day investment decisions for the Fund.

Other service providers
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
   We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.


   [Graphic]

    For more information
    about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

   [Graphic]

    Before you invest,
    please note that, over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling andservicing agents are paid.


[Graphic]
      Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                       Investor A         Investor B         Investor C
                         Shares             Shares             Shares
Maximum amount
you can buy             no limit           $250,000           no limit
Maximum front-end
sales charge             5.75%               none               none
Maximum deferred
sales charge            none/1/            5.00%/2/           1.00%/3/
Maximum annual
distribution       0.25% distribution 0.75% distribution 0.75% distribution
and shareholder     (12b-1)/service    (12b-1) fee and    (12b-1) fee and
servicing fees            fee         0.25% service fee  0.25% service fee
Conversion feature        none               yes                none

/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details.

/2/ This charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details.

/3/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares -- Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.


Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]

                                     A Icon
     About Investor A Shares

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     Front-end sales charge
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge -- Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                          Amount retained
                           Sales charge   Sales charge   by selling agents
                          as a % of the   as a % of the    as a % of the
                          offering price net asset value  offering price
      Amount you bought     per share       per share        per share
      $0 - $49,999            5.75%           6.10%           5.00%
      $50,000 - $99,999       4.50%           4.71%           3.75%
      $100,000 - $249,999     3.50%           3.63%           2.75%
      $250,000 - $499,999     2.50%           2.56%           2.00%
      $500,000 - $999,999     2.00%           2.04%           1.75%
      $1,000,000 or more      0.00%           0.00%          1.00%/1/

     /1/1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

     Contingent deferred sales charge
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                          You'll pay a CDSC of:
------------------------------------------------------------------------------------------------
                                                                             Shares
                                                                               you
                                                                             bought     Shares
                                 Shares                                    on or after   you
                               you bought    Shares you bought between      1/1/1996    bought
                                 after        8/1/1997 and 11/15/1998      and before   before
                               11/15/1998    in the following amounts:      8/1/1997   1/1/1996
                               ---------- -------------------------------- ----------- --------
                                            $0 -   $ 250,000 - $ 500,000 -
                                          $249,999  $499,999    $999,999
the first year you own them       5.0%      5.0%      3.0%        2.0%        none       5.0%
the second year you own them      4.0%      4.0%      2.0%        1.0%        none       4.0%
the third year you own them       3.0%      3.0%      1.0%        none        none       3.0%
the fourth year you own them      3.0%      3.0%      none        none        none       2.0%
the fifth year you own them       2.0%      2.0%      none        none        none       2.0%
the sixth year you own them       1.0%      1.0%      none        none        none       1.0%
after six years of owning them    none      none      none        none        none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                             Will convert to Investor A Shares
Investor B Shares you bought    after you've owned them for
  after November 15, 1998               eight years
  between August 1, 1997
  and November 15, 1998
    $0 - $249,000                       nine years
    $250,000 - $499,999                  six years
    $500,000 - $999,999                 five years
  before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
   Please contact your investment professional for more information about reductions and waivers of sales charges.

   You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

   We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.


[Graphic]
     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

     When you might not have to pay a sales charge

     Front-end sales charges
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

       The following investors can buy Investor A Shares without paying a front-end sales charge:

       .full-time employees and retired employees of Bank of America
        Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

       .banks, trust companies and thrift institutions acting as fiduciaries

       .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution

       .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

       .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

       .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

       .employees or partners of any service provider to the Fund

       .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

       .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

      .have at least $500,000 invested in Investor A Shares of Nations Funds
       (except Money Market Funds), or

      .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

      .be an employer-sponsored plan with at least 100 eligible participants, or

      .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59/1//\\2 \\in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59/1//\\2 \\

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

       .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

       .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

       .shares bought through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

       .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

       .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
   When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
      Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                                 Ways to
                               buy, sell or       How much you can buy,
                                 exchange           sell or exchange                     Other things to know
                              --------------- ----------------------------- -----------------------------------------------
Buying shares                 In a lump sum   minimum initial investment:   There is no limit to the amount you can invest
                                              . $1,000 for regular accounts in Investor A and C Shares. You can invest up
                                              . $500 for traditional and    to $250,000 in Investor B Shares.
                                                Roth IRA accounts
                                              . $250 for certain fee-based
                                               accounts
                                              . no minimum for certain
                                               retirement plan accounts
                                               like 401(k) plans and SEP
                                               accounts, but other
                                               restrictions apply
                                              minimum additional
                                              investment:
                                              . $100 for all accounts
                              Using our       minimum initial investment:   You can buy shares twice a month, monthly or
                              Systematic      . $100                        quarterly, using automatic transfers from your
                              Investment Plan minimum additional            bank account.
                                              investment:
                                              . $50
----------------------------------------------------------------------------------------------------------------------------
Selling shares                In a lump sum   . you can sell up to $50,000  We'll deduct any CDSC from the amount you're
                                               of your shares by            selling and send you or your selling agent the
                                               telephone, otherwise there   balance, usually within three business days of
                                               are no limits to the amount  receiving your order.
                                               you can sell                 If you paid for your shares with a check that
                                              . other restrictions may      wasn't certified, we'll hold the sale proceeds
                                               apply to withdrawals from    when you sell those shares for at least 15 days
                                               retirement plan accounts     after the trade date of the purchase, or until
                                                                            the check has cleared.
                              Using our       . minimum $25 per             Your account balance must be at least $10,000
                              Automatic        withdrawal                   to set up the plan. You can make withdrawals
                              Withdrawal Plan                               twice a month, monthly, quarterly, bi-annually
                                                                            or annually. We'll send your money by check or
                                                                            deposit it directly to your bank account. No
                                                                            CDSC is deducted if you withdraw 12% or less
                                                                            of the value of your shares in a class.
----------------------------------------------------------------------------------------------------------------------------
Exchanging shares             In a lump sum   . minimum $1,000 per          You can exchange your Investor A Shares for
                                               exchange                     Investor A shares of any other Nations Fund,
                                                                            except Index Funds. You won't pay a front-end
                                                                            sales charge, CDSC or redemption fee on the
                                                                            shares you're exchanging.
                                                                            You can exchange your Investor B Shares for:
                                                                            . Investor B Shares of any other Nations Fund,
                                                                             except Nations Money Market Funds
                                                                            . Investor B Shares of Nations Reserves Money
                                                                             Market Funds
                                                                            You can exchange your Investor CShares for:
                                                                            . Investor C Shares of any other Nations Fund,
                                                                             except Nations Money Market Funds
                                                                            . Investor C Shares of Nations Reserves Money
                                                                             Market Funds
                                                                            If you received Investor C Shares of a Fund
                                                                            from an exchange of Investor A Shares of a
                                                                            Managed Index Fund, you can also exchange
                                                                            these shares for Investor A Shares of an Index
                                                                            Fund. You won't pay a CDSC on the shares
                                                                            you're exchanging.
                              Using our       . minimum $25 per exchange    You must already have an investment in the
                              Automatic                                     Funds into which you want to exchange. You
                              Exchange                                      can make exchanges monthly or quarterly.
                              Feature
----------------------------------------------------------------------------------------------------------------------------

[Graphic]
   A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

   The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Valuing securities in the Fund
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
   The offering price per share is the net asset value per share plus any sales charge that applies.

   The net asset value per share is the price of a share calculated by the Fund every business day.


[Graphic]
      Buying shares

     Here are some general rules for buying shares:

       .You buy Investor A Shares at the offering price per share. You buy
        Investor B and Investor C Shares at net asset value per share.

       .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

       .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

       .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

       .$500 for traditional and Roth individual retirement accounts (IRAs)

       .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

       .$100 using our Systematic Investment Plan

       .There is no minimum for 401(k) plans, simplified employee pension plans
        (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

   [Graphic]


    For more information
    about telephone orders, see How orders are processed.



Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.
   .You can choose to have us transfer your money on or about the 15th or the last day of the month.
   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

       .We'll deduct any CDSC from the amount you're selling and send you the balance.

       .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

       .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

       .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

       .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

       .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

[Graphic]
   You should make sure you understand the investment objective and principal investment strategies of the Fund you're exchanging into. Please read its prospectus carefully.


     We may sell your shares:

       .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

       .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

       .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan

The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     Exchanging shares

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You must exchange at least $1,000, or $25 if you use our Automatic
        Exchange Feature.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

       .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

       .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

       .You won't pay a CDSC, if applicable, on the shares you're exchanging.
        Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     Exchanging Investor C Shares
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.

   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

   .You must already have an investment in the Funds you want to exchange.

   .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

   .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

   The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

   Your selling agent may charge other fees for services provided to your account.


[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
   The power of compounding

   Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

   Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]

      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund pays distributions of net investment income monthly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

[Graphic]
   This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

                                       [Graphic]


    For more information about
    taxes, please see the SAI.


How taxes affect your investment
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information, except as noted below, has been audited by PricewaterhouseCoopers LLP. The financial highlights of Nations Small Company Fund for the period ended May 16, 1997 were audited by other independent accountants. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Small Company Fund  For a Share outstanding throughout each period

                                           Year ended  Year ended  Year ended Period ended Period ended Period ended
Investor A Shares*                          03/31/01   03/31/00#   03/31/99#    03/31/98     05/16/97    08/31/96**
Operating performance:
Net asset value, beginning of period         $22.44      $11.43      $15.74     $12.05        $10.64       $10.00
Net investment income/(loss)                 (0.14)      (0.15)      (0.07)     (0.02)         0.03         0.05
Net realized and unrealized gain/(loss) on
 investments                                 (6.58)       11.19      (3.11)      4.42          1.46         0.64
Net increase/(decrease) in net asset value
 from operations                             (6.72)       11.04      (3.18)      4.40          1.49         0.69
Distributions:
Dividends from net investment income           --          --          --         --          (0.03)       (0.05)
Distributions from net realized capital
 gains                                       (2.20)      (0.03)      (1.13)     (0.71)        (0.05)         --
Total dividends and distributions            (2.20)      (0.03)      (1.13)     (0.71)        (0.08)       (0.05)
Net asset value, end of period               $13.52      $22.44      $11.43     $15.74        $12.05       $10.64
Total return++                              (31.96)%     96.91%     (21.32)%    37.02%        13.98%       6.88%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)        $146,457    $245,425    $16,143     $6,772        $3,697       $2,611
Ratio of operating expenses to average net
 assets                                    1.40%(a)(b) 1.38%(a)(b)  1.20%(a)   1.20%+(a)      1.23%+       1.25%+
Ratio of net investment income/(loss) to
 average net assets                          (0.77)%     (0.90)%    (0.67)%    (0.20)%+       0.30%+       0.66%+
Portfolio turnover rate                        48%         63%        87%         59%          48%          31%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.45%(a)    1.47%(a)    1.47%(a)   1.51%+(a)      1.66%+       1.65%+

                                 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Class A Shares, which were reorganized into Small Company Fund Investor A Shares as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment adviser to Small Company Fund was Boatmen's Trust Company. Effective May 23, 1997, the investment sub-adviser to Small Company Fund is Banc of America Capital Management, LLC.
                                 ** Represents the period from December 12,
                                 1995 (commencement of operations) to August
                                 31, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Small Company Fund
                            For a Share outstanding throughout each period

                                           Year ended  Year ended  Year ended Period ended Period ended Period ended
 Investor B Shares*                         03/31/01   03/31/00#   03/31/99#    03/31/98     05/16/97    08/31/96**
Operating performance:
Net asset value, beginning of period         $21.94      $11.23      $15.59     $12.03        $10.65       $10.00
Net investment income/(loss)                 (0.23)      (0.25)      (0.11)     (0.08)        (0.03)        0.01
Net realized and unrealized gain/(loss) on
 investments                                 (6.43)       10.99      (3.12)      4.35          1.46         0.65
Net increase/(decrease) in net asset value
 from operations                             (6.66)       10.74      (3.23)      4.27          1.43         0.66
Distributions:
Dividends from net investment income           --          --          --         --            --         (0.01)
Distributions from net realized capital
 gains                                       (2.20)      (0.03)      (1.13)     (0.71)        (0.05)         --
Total dividends and distributions            (2.20)      (0.03)      (1.13)     (0.71)        (0.05)       (0.01)
Net asset value, end of period               $13.08      $21.94      $11.23     $15.59        $12.03       $10.65
Total return++                              (32.45)%     95.79%     (21.86)%    36.06%        13.43%       6.65%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $11,744     $13,839     $5,127     $3,384        $2,635       $1,878
Ratio of operating expenses to average net
 assets                                    2.15%(a)(b) 2.13%(a)(b)  1.95%(a)   1.87%+(a)      1.97%+       2.01%+
Ratio of net investment income/(loss) to
 average net assets                          (1.52)%     (1.65)%    (1.42)%    (0.87)%+      (0.45)%+     (0.07)%+
Portfolio turnover rate                        48%         63%        87%         59%          48%          31%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             2.20%(a)    2.22%(a)    2.22%(a)   2.18%+(a)      2.41%+       2.44%+

                                 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Class B Shares, which were reorganized into Small Company Fund Investor B Shares as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment adviser to Small Company Fund was Boatman's Trust Company. Effective May 23, 1997, the investment sub-adviser to Small Company Fund is Banc of America Capital Management, LLC.
                                 ** Represents the period from December 12,
                                 1995 (commencement of operations) to August
                                 31, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Small Company Fund  For a Share outstanding throughout each period

                                           Year ended  Year ended  Year ended Period ended
Investor C Shares                           03/31/01   03/31/00#   03/31/99#   03/31/98*
Operating performance:
Net asset value, beginning of period         $22.21      $11.38      $15.74     $15.18
Net investment income/(loss)                 (0.25)      (0.23)      (0.12)     (0.08)
Net realized and unrealized gain/(loss) on
 investments                                 (6.50)       11.09      (3.11)      1.35
Net increase/(decrease) in net asset value
 from operations                             (6.75)       10.86      (3.23)      1.27
Distributions:
Dividends from net investment income           --          --          --         --
Distributions from net realized capital
 gains                                       (2.20)      (0.03)      (1.13)     (0.71)
Total dividends and distributions            (2.20)      (0.03)      (1.13)     (0.71)
Net asset value, end of period               $13.26      $22.21      $11.38     $15.74
Total return ++                             (32.46)%     95.76%     (21.66)%     8.75%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $2,813      $3,588      $1,951     $3,122
Ratio of operating expenses to average
 net assets                                2.15%(a)(b) 2.13%(a)(b)  1.70%(a)   1.95%+(a)
Ratio of net investment income/(loss) to
 average net assets                          (1.52)%     (1.65)%    (1.17)%    (0.95)%+
Portfolio turnover rate                        48%         63%        87%         59%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                     2.20%(a)    2.22%(a)    2.22%(a)   2.26%+(a)

                                 * Small Company Fund Investor C Shares
                                 commenced operations on September 22, 1997.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
                                 # Per share net investment income has been calculated using the monthly average shares method.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
   This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1/ - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1/ - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1/ - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Fund, Inc., 811-04614

        SMCOPROIX-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Small Company Fund in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
     1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS

      Nations MidCap
      Growth Fund

      PROSPECTUS -- INVESTOR A, B AND C SHARES

      AUGUST 1, 2001


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
   TERMS USED IN THIS PROSPECTUS

   IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]


    YOU'LL FIND Terms used in
    this prospectus ON PAGE 34.

   YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

   AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.



This booklet, which is called a prospectus, tells you about one Nations Funds Stock Fund -- Nations MidCap Growth Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUND
Nations MidCap Growth Fund invests primarily in equity securities of U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations MidCap Growth Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .it's part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC, (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    BA ADVISORS AND BACAP STARTING ON PAGE 10.


[Graphic]

        ABOUT THE FUND

                        NATIONS MIDCAP GROWTH FUND   4
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION  9
                        -------------------------------
                        HOW THE FUND IS MANAGED     10

[Graphic]
      ABOUT YOUR INVESTMENT

         INFORMATION FOR INVESTORS
           Choosing a share class                                    12
             About Investor A Shares                                 13
               Front-end sales charge                                13
               Contingent deferred sales charge                      14
             About Investor B Shares                                 14
               Contingent deferred sales charge                      14
             About Investor C Shares                                 15
               Contingent deferred sales charge                      15
             When you might not have to pay a sales charge           16
           Buying, selling and exchanging shares                     19
             How orders are processed                                21
           How selling and servicing agents are paid                 27
           Distributions and taxes                                   29
         --------------------------------------------------------------
         FINANCIAL HIGHLIGHTS                                        31
         --------------------------------------------------------------
         TERMS USED IN THIS PROSPECTUS                               34
         --------------------------------------------------------------
         WHERE TO FIND MORE INFORMATION                      BACK COVER
         --------------------------------------------------------------

[Graphic]
   ABOUT THE SUB-ADVISER

   BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    BACAP ON PAGE 11.

[Graphic]

   WHAT IS A MIDCAP GROWTH FUND?

   A MIDCAP GROWTH FUND INVESTS IN
   MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

   THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.


NATIONS MIDCAP GROWTH FUND

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

[Graphic]
     PRINCIPAL INVESTMENT STRATEGIES
     The Fund normally invests at least 65% of its assets in companies chosen from a universe of medium capitalization companies. The Fund generally holds securities of between 60 and 100 issuers, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P MidCap 400 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  .may limit the number of buy and sell transactions it makes

  .will try to sell shares that have the lowest tax burden on shareholders

  .may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, and for other reasons.

   [Graphic]


    YOU'LL FIND MORE ABOUT OTHER
    RISKS OF INVESTING IN THE FUND IN Other important information
    AND IN THE SAI.


[Graphic]
     RISKS AND OTHER THINGS TO CONSIDER
     Nations MidCap Growth Fund has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
   MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.




[Graphic]
   THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     11.66%   0.39%   29.71%   18.32%   20.48%   3.30%   43.45%   14.30%
     1993     1994    1995     1996     1997     1998    1999     2000

          * Year-to-date return as of June 30, 2001:  -8.70%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 1999:   32.63%
Worst: 3rd quarter 1998: -26.48%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the S&P MidCap 400, an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment.

                                   Since
                  1 year 5 years inception*
Investor A Shares 7.74%   17.87%   16.69%
Investor B Shares 9.03%   18.18%   17.90%
Investor C Shares 12.76%  18.59%   16.82%
S&P MidCap 400    17.51%  20.41%   17.82%

     *The inception dates of Investor A Shares, Investor B Shares and Investor
      C Shares are December 10, 1992, June 7, 1993 and December 18, 1992, respectively. The return for the index shown is from inception of Investor A Shares.

[Graphic]
   THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                          Investor A Investor B Investor C
(Fees paid directly from your investment)   Shares     Shares     Shares
Maximum sales charge (load)
imposed on purchases, as a %
of offering price                           5.75%       none       none
Maximum deferred sales charge (load) as
a % of the lower of the original purchase
price or net asset value                   none/1/    5.00%/2/   1.00%/3/

ANNUAL FUND OPERATING EXPENSES/4/
(Expenses that are deducted from the Fund's assets)
Management fees                             0.65%      0.65%      0.65%
Distribution (12b-1) and shareholder
servicing fees                              0.25%      1.00%      1.00%
Other expenses                              0.33%      0.33%      0.33%
                                           -----      -----      -----
Total annual Fund operating expenses        1.23%      1.98%      1.98%
                                           =====      =====      =====

    /1A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A Shares -- Contingent deferred sales charge for details. /

    /2This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details. /

    /3This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class --
      About Investor C Shares -- Contingent deferred sales charge for details. /

    /4The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. /

[Graphic]
    THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes:

  .you invest $10,000 in Investor A, Investor B or Investor C Shares of the
   Fund for the time periods indicated and then sell all of your shares at the end of those periods

  .you reinvest all dividends and distributions in the Fund

  .your investment has a 5% return each year

  .the Fund's operating expenses remain the same as shown in the table above

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $693   $944   $1,213   $1,981
Investor B Shares  $701   $921   $1,268   $2,113
Investor C Shares  $301   $621   $1,068   $2,306

If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $201   $621   $1,068   $2,113
Investor C Shares  $201   $621   $1,068   $2,306

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

  .Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. You'll find the portfolio turnover rate for the Fund in Financial highlights.

[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   ONE BANK OF AMERICA PLAZA
   CHARLOTTE, NORTH CAROLINA 28255


[Graphic]


      How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                           Maximum  Actual fee
                                           advisory  paid last
                                             fee    fiscal year
                Nations MidCap Growth Fund   0.65%     0.65%

INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   BANC OF AMERICA
   CAPITAL MANAGEMENT, LLC

   ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255

[Graphic]
   STEPHENS INC.

   111 CENTER STREET
   LITTLE ROCK, ARKANSAS 72201

[Graphic]
   PFPC INC.

   400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809


BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations MidCap Growth Fund. BACAP's Growth Strategies Team makes the day-to-day investment decisions for the Fund.

OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
    WE'VE USED THE TERM, investment professional, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. Selling agent OR servicing agent (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

    [Graphic]

      FOR MORE INFORMATION
      ABOUT HOW TO CHOOSE A
      SHARE CLASS, CONTACT YOUR
      INVESTMENT PROFESSIONAL OR
      CALL US AT 1.800.321.7854.

    [Graphic]

      BEFORE YOU INVEST,
      PLEASE NOTE THAT,
      OVER TIME, DISTRIBUTION
      (12B-1) AND SHAREHOLDER
      SERVICING FEES WILL INCREASE
      THE COST OF YOUR INVESTMENT,
      AND MAY COST YOU MORE THAN
      ANY SALES CHARGES YOU MAY
      PAY. FOR MORE INFORMATION,
      SEE How selling and
      servicing agents
      are paid.


[Graphic]
      CHOOSING A SHARE CLASS

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                       Investor A       Investor B         Investor C
                         Shares           Shares             Shares
Maximum amount          no limit           $250,000           no limit
you can buy
Maximum front-end        5.75%               none               none
sales charge
Maximum deferred        none/1/            5.00%/2/           1.00%/3/
sales charge
Maximum annual     0.25% distribution 0.75% distribution 0.75% distribution
distribution        (12b-1)/service    (12b-1) fee and    (12b-1) fee and
and shareholder           fee         0.25% service fee  0.25% service fee
servicing fees
Conversion feature        none               yes                none

/1A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A
  Shares -- Contingent deferred sales charge for details. /

/2This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class -- About Investor B Shares -- Contingent deferred sales charge for details. /

/3This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares --Contingent deferred sales charge for details. /

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[Graphic]
    THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

    THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]

                                     A Icon
     ABOUT INVESTOR A SHARES

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     FRONT-END SALES CHARGE
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge -- Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                    Amount retained
                     Sales charge   Sales charge   by selling agents
                    as a % of the   as a % of the    as a % of the
                    offering price net asset value  offering price
 Amount you bought    per share       per share        per share
$0 - $49,999             5.75%          6.10%             5.00%
$50,000 - $99,999        4.50%          4.71%             3.75%
$100,000 - $249,999      3.50%          3.63%             2.75%
$250,000 - $499,999      2.50%          2.56%             2.00%
$500,000 - $999,999      2.00%          2.04%             1.75%
$1,000,000 or more       0.00%          0.00%            1.00%/1/

/11.00%on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information. /

     CONTINGENT DEFERRED SALES CHARGE

     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     ABOUT INVESTOR B SHARES

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE

     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                         You'll pay a CDSC of:
------------------------------ -------------------------------------------------------------
                                                                           Shares
                                                                             you
                                                                           bought     Shares
                                 Shares                                  on or after   you
                               you bought   Shares you bought between     1/1/1996    bought
                                 after       8/1/1997 and 11/15/1998     and before   before
                               11/15/1998   in the following amounts:     8/1/1997   1/1/1996
                               ---------- -----------------------------  ----------- --------
                                            $0 -   $250,000 - $500,000 -
                                          $249,999  $499,999   $999,999
the first year you own them       5.0%      5.0%      3.0%       2.0%       none       5.0%
the second year you own them      4.0%      4.0%      2.0%       1.0%       none       4.0%
the third year you own them       3.0%      3.0%      1.0%       none       none       3.0%
the fourth year you own them      3.0%      3.0%      none       none       none       2.0%
the fifth year you own them       2.0%      2.0%      none       none       none       2.0%
the sixth year you own them       1.0%      1.0%      none       none       none       1.0%
after six years of owning them    none      none      none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     ABOUT THE CONVERSION FEATURE

     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                              Will convert to Investor A Shares
 Investor B Shares you bought    after you've owned them for
   after November 15, 1998               eight years
   between August 1, 1997
   and November 15, 1998
     $0 - $249,000                       nine years
     $250,000 - $499,999                  six years
     $500,000 - $999,999                 five years
   before August 1, 1997                 nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
     ABOUT INVESTOR C SHARES

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge -- Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[Graphic]
    PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

    YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

    WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.


     WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

     FRONT-END SALES CHARGES
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions acting as fiducuaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Fund within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Fund

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     CONTINGENT DEFERRED SALES CHARGES
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2/ /

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .shares bought through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
    WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY ''BUYING'' THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]
      Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                     Ways to
                   buy, sell or               How much you can buy,
                     exchange                   sell or exchange                        Other things to know
                  --------------- ---------------------------------------------- ----------------------------------
Buying shares     In a lump sum   minimum initial investment:                    There is no limit to the amount
                                  . $1,000 for regular accounts                  you can invest in Investor A and C
                                  . $500 for traditional and Roth IRA accounts   Shares. You can invest up to
                                  . $250 for certain fee-based accounts          $250,000 in Investor B Shares.
                                  . no minimum for certain retirement plan
                                   accounts like 401(k) plans and SEP
                                   accounts, but other restrictions apply
                                  minimum additional investment:
                                  . $100 for all accounts
                  Using our       minimum initial investment:                    You can buy shares twice a
                  Systematic      . $ 100                                        month, monthly or quarterly,
                  Investment Plan minimum additional investment:                 using automatic transfers from
                                  . $ 50                                         your bank account.
Selling shares    In a lump sum   . you can sell up to $50,000 of your shares by We'll deduct any CDSC from the
                                   telephone, otherwise there are no limits to   amount you're selling and send
                                   the amount you can sell                       you or your selling agent the
                                  . other restrictions may apply to withdrawals  balance, usually within three
                                   from retirement plan accounts                 business days of receiving your
                                                                                 order.
                                                                                 If you paid for your shares with a
                                                                                 check that wasn't certified, we'll
                                                                                 hold the sale proceeds when you
                                                                                 sell those shares for at least 15
                                                                                 days after the trade date of the
                                                                                 purchase, or until the check has
                                                                                 cleared.
                  Using our       . minimum $25 per withdrawal                   Your account balance must be at
                  Automatic                                                      least $10,000 to set up the plan.
                  Withdrawal Plan                                                You can make withdrawals twice
                                                                                 a month, monthly, quarterly, bi-
                                                                                 annually or annually. We'll send
                                                                                 your money by check or deposit it
                                                                                 directly to your bank account. No
                                                                                 CDSC is deducted if you withdraw
                                                                                 12% or less of the value of your
                                                                                 shares in a class.
Exchanging shares In a lump sum   . minimum $1,000 per exchange                  You can exchange your Investor A
                                                                                 Shares for Investor A shares of
                                                                                 any other Nations Fund, except
                                                                                 Index Funds. You won't pay a
                                                                                 front-end sales charge, CDSC or
                                                                                 redemption fee on the shares
                                                                                 you're exchanging.
                                                                                 You can exchange your Investor B
                                                                                 Shares for:
                                                                                 . Investor B Shares of any other
                                                                                  Nations Fund, except Nations
                                                                                  Money Market Funds
                                                                                 . Investor B Shares of Nations
                                                                                  Reserves Money Market Funds
                                                                                 You can exchange your Investor C
                                                                                 Shares for:
                                                                                 . Investor C Shares of any other
                                                                                  Nations Fund, except Nations
                                                                                  Money Market Funds
                                                                                 . Investor C Shares of Nations
                                                                                  Reserves Money Market Funds
                                                                                 If you received Investor C Shares
                                                                                 of a Fund from an exchange of
                                                                                 Investor A Shares of a Managed
                                                                                 Index Fund, you can also
                                                                                 exchange these shares for
                                                                                 Investor A Shares of an Index
                                                                                 Fund.
                                                                                 You won't pay a CDSC on the
                                                                                 shares you're exchanging.
                  Using our       . minimum $25 per exchange                     You must already have an
                  Automatic                                                      investment in the Funds into
                  Exchange                                                       which you want to exchange. You
                  Feature                                                        can make exchanges monthly or
                                                                                 quarterly.

[Graphic]
   A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

   THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

   .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

   .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

   .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

   .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
   THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

   THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

       .You buy Investor A Shares at the offering price per share. You buy
        Investor B and Investor C Shares at net asset value per share.

       .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

       .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

       .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

       .$500 for traditional and Roth individual retirement accounts (IRAs)

       .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

       .$100 using our Systematic Investment Plan

       .There is no minimum for 401(k) plans, simplified employee pension plans
        (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     MINIMUM ADDITIONAL INVESTMENT
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

                                       [Graphic]


    FOR MORE INFORMATION
    ABOUT TELEPHONE ORDERS,
    SEE How orders are
    processed.



Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have us transfer your money on or about the 15th or the last day of the month.

   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[Graphic]
     SELLING SHARES

     Here are some general rules for selling shares:

       .We'll deduct any CDSC from the amount you're selling and send you the balance.

       .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

       .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

       .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

       .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

       .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

[Graphic]
   YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.


     We may sell your shares:

       .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

       .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

       .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You must exchange at least $1,000, or $25 if you use our Automatic
        Exchange Feature.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

       .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     EXCHANGING INVESTOR A SHARES
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

       .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

       .You won't pay a CDSC, if applicable, on the shares you're exchanging.
        Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     EXCHANGING INVESTOR B SHARES
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     EXCHANGING INVESTOR C SHARES
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.

   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

   .You must already have an investment in the Fund you want to exchange.

   .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

   .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

   THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

   YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR
   ACCOUNT.


[Graphic]
-
      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

    .up to 1.00% of the offering price per share of Investor A Shares

    .up to 1.00% of the net asset value per share of Investor B Shares

    .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
   THE POWER OF COMPOUNDING

   REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

   PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]

      Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund pays distributions of net investment income quarterly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

[Graphic]
   THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


                                       [Graphic]


    FOR MORE INFORMATION ABOUT
    TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      FINANCIAL HIGHLIGHTS

The financial highlights table is designed to help you understand how the Fund has performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS MIDCAP GROWTH FUND  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                         YEAR ENDED  YEAR ENDED     YEAR ENDED     YEAR ENDED  YEAR ENDED
INVESTOR A SHARES                         03/31/01   03/31/00#      03/31/99#      03/31/98#   03/31/97#
OPERATING PERFORMANCE:
Net asset value, beginning of year           $21.87       $13.04         $16.30        $12.69      $13.91
Net investment income/(loss)                 (0.09)       (0.12)         (0.07)        (0.10)      (0.07)
Net realized and unrealized gain/(loss)
 on investments                              (3.91)        9.59          (0.92)         5.50        0.19
Net increase/(decrease) in net asset
 value from operations                       (4.00)        9.47          (0.99)         5.40        0.12
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                       (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Total dividends and distributions            (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Net asset value, end of year                 $14.14       $21.87         $13.04        $16.30      $12.69
TOTAL RETURN++                              (20.98)%      74.82%         (7.41)%       44.86%      0.18%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)          $16,536       $22,741        $18,042      $21,591     $12,126
Ratio of operating expenses to average
 net assets                                 1.23%(a)    1.25%(a)(b)    1.23%(a)(b)    1.23%(a)    1.23%(a)
Ratio of net investment income/(loss) to
 average net assets                         (0.52)%       (0.70)%        (0.54)%      (0.67)%     (0.51)%
Portfolio turnover rate                       39%           46%            43%          76%         93%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                     1.23%(a)     1.25%(a)       1.23%(a)      1.23%(a)    1.23%(a)

                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) The effect of interest expense on the operating expense ratio was less than 0.01%.
NATIONS MIDCAP GROWTH FUND  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                         YEAR ENDED  YEAR ENDED     YEAR ENDED     YEAR ENDED  YEAR ENDED
INVESTOR B SHARES                         03/31/01   03/31/00#      03/31/99#      03/31/98#   03/31/97#
OPERATING PERFORMANCE:
Net asset value, beginning of year           $20.38       $12.28         $15.58        $12.29      $13.61
Net investment income/(loss)                 (0.19)       (0.22)         (0.15)        (0.20)      (0.18)
Net realized and unrealized gain/(loss)
 on investments                              (3.59)        8.96          (0.88)         5.28        0.20
Net increase/(decrease) in net asset
 value from operations                       (3.78)        8.74          (1.03)         5.08        0.02
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                       (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Total dividends and distributions            (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Net asset value, end of year                 $12.87       $20.38         $12.28        $15.58      $12.29
TOTAL RETURN++                              (21.51)%      73.47%         (8.10)%       43.64%     (0.57)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)          $44,261       $49,606        $33,245      $45,451     $33,342
Ratio of operating expenses to average
 net assets                                 1.98%(a)    2.00%(a)(b)    1.98%(a)(b)    1.98%(a)    1.98%(a)
Ratio of operating expenses to average
 net assets including interest expense         --           --             --          1.99%         --
Ratio of net investment income/(loss) to
 average net assets                         (1.27)%       (1.45)%        (1.29)%      (1.42)%     (1.26)%
Portfolio turnover rate                       39%           46%            43%          76%         93%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                     1.98%(a)     2.00%(a)       1.98%(a)      1.98%(a)    1.98%(a)

                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MIDCAP GROWTH FUND  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                          Year ended  Year ended     Year ended     Year ended  Year ended
Investor C Shares                          03/31/01   03/31/00#      03/31/99#      03/31/98#   03/31/97#
OPERATING PERFORMANCE:
Net asset value, beginning of year            $20.47       $12.33         $15.63        $12.31      $13.56
Net investment income/(loss)                  (0.17)       (0.22)         (0.15)        (0.18)      (0.10)
Net realized and unrealized gain/(loss)
 on investments                               (3.62)        9.00          (0.88)         5.29        0.19
Net increase/(decrease) in net asset
 value from operations                        (3.79)        8.78          (1.03)         5.11        0.09
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                        (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Total dividends and distributions             (3.73)       (0.64)         (2.27)        (1.79)      (1.34)
Net asset value, end of year                  $12.95       $20.47         $12.33        $15.63      $12.31
TOTAL RETURN++                               (21.46)%      73.50%         (8.08)%       43.80%     (0.04)%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of year (in 000's)            $3,248       $2,628         $1,383        $2,266      $1,437
Ratio of operating expenses to average
 net assets                                  1.98%(a)    2.00%(a)(b)    1.98%(a)(b)    1.81%(a)    1.48%(a)
Ratio of operating expenses to average
 net assets including interest expense          --           --             --          1.82%         --
Ratio of net investment income/(loss) to
 average net assets                          (1.27)%       (1.45)%        (1.29)%      (1.25)%     (0.76)%
Portfolio turnover rate                        39%           46%            43%          76%         93%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                      1.98%(a)     2.00%(a)       1.98%(a)      1.81%(a)    1.48%(a)

                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
    THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P/BARRA Value Index/1 - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P SmallCap 600/1 - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P SuperComposite 1500/1 - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
   1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

        SEC file number:
        Nations Fund Trust, 811-04305

        MDCPPROIX - 8/01


[Graphic]
      Where to find more information

You'll find more information about Nations MidCap Growth Fund in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]
     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

On the Internet: www.nations-funds.com

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                    [Graphic]

       NOT FDIC INSURED
 MAY LOSE VALUE
 NO BANK GUARANTEE

 NATIONS FUNDS





 Prospectus
 August 1, 2001

Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations
Government
Reserves

Nations
Municipal Reserves

Nations
California
Tax-Exempt
Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
   Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in this prospectus on page 58.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor B and Investor C Shares of the Funds. These classes of shares are designed primarily as exchange classes for holders of Nations Funds non-money market funds. In addition, they may be used in connection with Nations Funds Automated Dollar Cost Averaging Feature. Please turn to Buying, selling and exchanging shares for more information about buying, selling and exchanging these classes of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC


     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

   [Graphic]
     You'll find more about
     BA Advisors and BACAP
     starting on page 32.




[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           8
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              12
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            16
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             21
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 26
Sub-adviser: BACAP
-------------------------------------------
Other important information            31
-------------------------------------------
How the Funds are managed              32

[Graphic]
        About your investment

Information for investors
  Choosing a share class                            35
    About Investor B Shares                         36
      Contingent deferred sales charge              36
    About Investor C Shares                         37
      Contingent deferred sales charge              37
    When you might not have to pay a CDSC           38
  Buying, selling and exchanging shares             39
    How orders are processed                        41
  How selling and servicing agents are paid         48
  Distributions and taxes                           50
-------------------------------------------------------
Financial highlights                                52
-------------------------------------------------------
Terms used in this prospectus                       58
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     5.31%
     2000

          *Year-to-date return as of June 30, 2001: 2.03%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:  1.38%
Worst: 1st quarter 2000: 1.18%

     Average annual total return as of December 31, 2000

                           Since
                  1 year inception*
Investor B Shares 5.31%    5.17%
Investor C Shares 5.31%    5.17%

     * The inception dates of Investor B Shares and Investor C Shares are October 4, 1999 and October 5, 1999, respectively.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
Maximum sales charge (load)
imposed on purchases                                   none       none
Maximum deferred sales charge (load)                 5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
Management fees                                       0.15%      0.15%
Distribution (12b-1) and shareholder
servicing and administration fees                     1.10%      1.10%
                                                      0.12%      0.12%
Other expenses                                        -----      -----
Total annual Fund operating expenses                  1.37%      1.37%
                                                     (0.07)%    (0.07)%
Fee waivers and/or reimbursements                    -------    -------
Total net expenses/4/                                 1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $727    $943    $1,462
Investor C Shares  $232   $427    $743    $1,640

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $427    $743    $1,462
Investor C Shares  $132   $427    $743    $1,640

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.

[Graphic]
     Because Investor C Shares of this fund have not been in operation for a full calendar year, no performance information is included in the prospectus.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.30%
     2000

          *Year-to-date return as of June 30, 2001: 2.02%

     Best and worst quarterly returns during this period

                     Best: 3rd and 4th quarters 2000: 1.37%
                     Worst: 1st quarter 2000:         1.19%

     Average annual total return as of December 31, 2000

                                                 Since
                                        1 year inception*
                      Investor B Shares 5.30%    5.17%

     * The inception date of Investor B Shares is October 5, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.12%      0.12%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.37%      1.37%
                                                     (0.07)%    (0.07)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $632   $727    $943    $1,462
               Investor C Shares  $232   $427    $743    $1,640

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                 1 year 3 years 5 years 10 years
               Investor B Shares  $132   $427    $743    $1,462
               Investor C Shares  $132   $427    $743    $1,640

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.



[Graphic]
     Because Investor C Shares of this Fund have not been in operation for a full calendar year, no performance information is included in the prospectus.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     5.04%
     2000

          *Year-to-date return as of June 30, 2001: 1.92%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.33%
Worst: 1st quarter 2000: 1.09%

     Average annual total return as of December 31, 2000

                           Since
                  1 year inception*
Investor B Shares 5.04%    4.89%

     * The inception date of Investor B Shares is October 15, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.12%      0.12%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.37%      1.37%
                                                     (0.07)%    (0.07)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.




     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $727    $943    $1,462
Investor C Shares  $232   $427    $743    $1,640

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $427    $743    $1,462
Investor C Shares  $132   $427    $743    $1,640

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.




[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.17%
     2000

          *Year-to-date return as of June 30, 2001: 1.99%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.34%
Worst: 1st quarter 2000:         1.14%

     Average annual total return as of December 31, 2000

                           Since
                  1 year inception*
Investor B Shares 5.17%    5.08%
Investor C Shares 5.17%    5.17%

     * The inception dates of Investor B Shares and Investor C Shares are November 2, 1999 and December 21, 1999, respectively.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.14%      0.14%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.39%      1.39%
                                                     (0.09)%    (0.09)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $731    $952    $1,483
Investor C Shares  $232   $431    $752    $1,661

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $431    $752    $1,483
Investor C Shares  $132   $431    $752    $1,661

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other
      risks of investing in this Fund in
      Other important information
      and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations -  Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.
..

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.



[Graphic]
     Because Investor C Shares of this Fund have not been in operation for a full calendar year, no performance information is included in the prospectus.



[Graphic]

     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor B Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


     2.90%
     2000

          *Year-to-date return as of June 30, 2001:  1.09%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  0.78%
Worst: 1st quarter 2000: 0.58%

     Average annual total return as of December 31, 2000

                           Since
                  1 year inception*
Investor B Shares 2.90%    2.91%

     * The inception date of Investor B Shares is December 27, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.14%      0.14%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.39%      1.39%
                                                     (0.09)%    (0.09)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.




     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $731    $952    $1,483
Investor C Shares  $232   $431    $752    $1,661

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $431    $752    $1,483
Investor C Shares  $132   $431    $752    $1,661

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 33.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]


      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local government. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.321.7854. You can also contact your investment professional.



[Graphic]

     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                        [CHART]


               2.84%   2.51%   2.26%   2.84%
               1997    1998    1999    2000


          *Year-to-date return as of June 30, 2001:  1.06%

     Best and worst quarterly returns during this period

                         Best: 4th quarter 2000:  0.77%
                         Worst: 1st quarter 1999: 0.48%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                      Daily Class Shares 2.84%    2.62%

     * The inception date of Daily Class Shares is October 2, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Investor B Investor C
(Fees paid directly from your investment)             Shares     Shares
       Maximum sales charge (load)
       imposed on purchases                            none       none
       Maximum deferred sales charge (load)          5.00%/1/   1.00%/2/

Annual Fund operating expenses/3/
(Expenses that are deducted from the Fund's assets)
       Management fees                                0.15%      0.15%
       Distribution (12b-1) and shareholder
       servicing and administration fees              1.10%      1.10%
                                                      0.13%      0.13%
       Other expenses                                 -----      -----
       Total annual Fund operating expenses           1.38%      1.38%
                                                     (0.08)%    (0.08)%
       Fee waivers and/or reimbursements             -------    -------
       Total net expenses/4/                          1.30%      1.30%
                                                      =====      =====

     /1/This charge decreases over time. Please see Choosing a share class -
      About Investor B Shares - Contingent deferred sales charge for details.

     /2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

     /3/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /4/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor B Shares  $632   $729    $948    $1,473
Investor C Shares  $232   $429    $748    $1,650

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $132   $429    $748    $1,473
Investor C Shares  $132   $429    $748    $1,650

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC


     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                   0.15%      0.15%
Nations Money Market Reserves           0.15%      0.15%
Nations Treasury Reserves               0.15%      0.15%
Nations Government Reserves             0.15%      0.14%
Nations Municipal Reserves              0.15%      0.14%
Nations California Tax-Exempt Reserves  0.15%      0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.

     [Graphic]


      For more information about howto choose a share class, contact your investment professional or call us at 1.800.321.7854.

     For more information about distribution (12b-1) and shareholder servicing fees, see How selling and servicing agents are paid.



[Graphic]


      Choosing a share class

     Before you can invest in the Funds, you'll need to choose a share class. There are two classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                      Investor B         Investor C
                                        Shares             Shares
Maximum amount you can buy             $250,000           no limit
Maximum front-end sales charge           none               none
Maximum deferred sales charge          5.00%/1/           1.00%/2/
Redemption fee                           none               none
Maximum annual distribution             0.75%              0.75%
(12b-1) and shareholder servicing    distribution       distribution
and administration fees              (12b-1) fee,       (12b-1) fee,
                                  0.25% service fee  0.25% service fee
                                      and 0.10%          and 0.10%
                                  administration fee administration fee
Conversion feature                       yes                none

/1/This charge decreases over time. Please see Choosing a share class - About
 Investor B Shares - Contingent deferred sales charge for details.

/2/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge. Because these classes of shares are primarily designed as exchange classes, you should also consider which classes of shares of the Nations Funds non-money market funds you may presently hold or wish to buy.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing and administration fees, as well as by the amount of any contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge.

[Graphic]


     About Investor B Shares

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a CDSC

      .you hold them for a specified time

     The CDSC you pay depends on when you bought your shares, how much you bought, and how long you held them. If you originally bought shares of a Nations Fund not offered by this prospectus and exchanged those shares for Investor B shares of the Funds, please refer to the CDSC schedule applicable to the original shares purchased. If you buy Investor B shares of the Funds, the CDSC that you may pay is shown below.

If you sell your shares during the following year: You'll pay a CDSC of:
-------------------------------------------------------------------------
          the first year you own them                      5.0%
          the second year you own them                     4.0%
          the third year you own them                      3.0%
          the fourth year you own them                     3.0%
          the fifth year you own them                      2.0%
          the sixth year you own them                      1.0%
          after six years of owning them                   zero

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     About the conversion feature
     Investor B Shares generally convert automatically to Market Class Shares. If you originally bought Investor B Shares of a Nations Fund not offered by this prospectus and exchanged those shares for Investor B Shares of the Funds, please refer to the conversion schedule applicable to the original shares purchased. If you buy Investor B Shares of the Funds, your Investor B Shares will convert to Market Class Shares after eight years.

     The conversion feature allows you to benefit from the lower operating costs of Market Class Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Market Class Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Market Class Shares at the same time.

      .You'll receive the same dollar value of Market Class Shares as the Investor B Shares that were converted. No sales charge or other charges will apply.

      .Conversions are free from federal tax.

[Graphic]

     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a CDSC

     The CDSC is calculated from the trade date of your purchase. If you originally bought shares of a Nations Fund not offered by this prospectus, and exchanged those shares for Investor C shares of the funds, the CDSC is calculated from the date of your original purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[Graphic]
     Please contact your investment professional for more information about waivers of the CDSC.

     You should tell your investment professional that you may qualify for a waiver before buying shares.

     We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.


     When you might not have to pay a CDSC
     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the tax code)) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor B or Investor C Shares held in the account is less than the minimum account size

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
        Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

Please contact your investment professional, or call us at 1.800.321.7854 if you have questions about buying, selling or exchanging, or you need help placing an order.

                      Ways to
                    buy, sell or            How much you can buy,
                      exchange                sell or exchange                            Other things to know
                  ----------------- -------------------------------------- --------------------------------------------------
Buying shares     In a lump sum     minimum initial investment:            You can invest up to $250,000 in Investor B
                                    .$1,000 for regular accounts           Shares at a time. There is no limit to the
                                    .$500 for traditional and Roth IRA     amount you can invest in Investor C Shares.
                                     accounts
                                    .$250 for certain fee-based accounts
                                    .no minimum for certain retirement
                                     plan accounts like 401(k) plans and
                                     SEP accounts, but other restrictions
                                     apply
                                    minimumadditional investment:
                                    .$100 for all accounts
                  Using our         minimum initial investment:            You can buy shares twice a month, monthly or
                  Systematic        .$100                                  quarterly, using automatic transfers from your
                  Investment Plan   minimum additional investment:         bank account.
                                    .$50
------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum     .you can sell up to $50,000 of your    We'll deduct any CDSC from the amount you're
                                     shares by telephone, otherwise        selling and send you or your selling agent the
                                     there are no limits to the amount     balance, usually within three business days of
                                     you can sell                          receiving your order.
                                    .other restrictions may apply to       If you paid for your shares with a check that
                                     withdrawals from retirement plan      wasn't certified, we'll hold the sale proceeds
                                     accounts                              when you sell those shares for at least 15 days
                                                                           after the trade date of the purchase, or until the
                                                                           check has cleared, whichever is later.
                  Using our free    .minimum $250 per check                You can write checks for free. You can only use
                  checkwriting                                             checks to make partial withdrawals from a
                  service                                                  Fund. You can't use a check to make a full
                                                                           withdrawal from a Fund.
                  Using our         .minimum $25 per withdrawal            Your account balance must be at least $10,000
                  Automatic                                                to set up the plan. You can make withdrawals
                  Withdrawal Plan                                          twice a month, monthly, quarterly, bi-annually
                                                                           or annually. We'll send your money by check or
                                                                           deposit it directly to your bank account. No
                                                                           CDSC is deducted if you withdraw 12% or less
                                                                           of the value of your shares in a class.
------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum     .minimum $1,000 per exchange           You can exchange your Investor B Shares for:
                                                                           .Investor B Shares of any other Nations Fund,
                                                                            except Nations Money Market Funds
                                                                           .Investor B Shares of Nations Reserves Money
                                                                            Market Funds
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                                                                           You can exchange your Investor C Shares for:
                                                                           .Investor C Shares of any other Nations Fund,
                                                                            except Nations Money Market Funds
                                                                           .Investor C Shares of Nations Reserves Money
                                                                            Market Funds.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                  Using our         .minimum $25 per exchange              You must already have an investment in the
                  Automatic                                                Funds you want to exchange into. You can make
                  Exchange Feature                                         exchanges monthly or quarterly.
                  Using our         minimum $25 per exchange               You can exchange your Investor B Shares for:
                  Automated                                                .Investor B Shares of up to ten other Nations
                  Dollar Cost                                               Funds except Nations Reserves Money Market
                  Averaging Feature                                         Funds every month or quarter.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.
                                                                           You can exchange your Investor C Shares for:
                                                                           .Investor C Shares of up to ten other Nations
                                                                            Funds except Nations Reserves Money Market
                                                                            Funds every month or quarter.
                                                                           You won't pay a CDSC on the shares you're
                                                                           exchanging.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .3:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.



 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

 Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.
[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Investor B and Investor C Shares at net asset value per share.

         .If we don't receive payment by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early), we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$500 for traditional and Roth individual retirement accounts (IRAs)

         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$100 using our Systematic Investment Plan

         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

         .You can buy shares twice a month, monthly or quarterly.

         .You can choose to have us transfer your money on or about the 15th or the last day of the month.

         .Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.

--------------------------------------------------------------------------------



   [Graphic]
     For more information about telephone orders, see How orders are processed.


[Graphic]
     Selling shares
     Here are some general rules for selling shares:

         .We'll deduct any CDSC from the amount you're selling and send you the balance.

         .We normally send the sale proceeds of Nations Cash Reserves, Nations
          Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you're selling your shares of Nations Municipal Reserves or Nations California Tax-Exempt Reserves through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your shares of Nations Municipal Reserves or Nations California Tax-Exempt Reserves directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or the Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when:
          (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement accounts. For more information about these restrictions please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

         .under certain other circumstances allowed under the 1940 Act

 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.

 Here's how the service works:

    .Each check you write must be for $250 or more.

    .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

    .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

    .We can change or cancel the service by giving you 30 days notice in writing.


 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

    .Your account balance must be at least $10,000 to set up the plan.

    .If you set up the plan after you've opened your account, your signature must be guaranteed.

    .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

    .You won't pay a CDSC if you withdraw 12% or less of the value of your shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

    .We'll send you a check or deposit the money directly to your bank account.

    .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

         .You can exchange Investor B Shares of a Fund for:

           .Investor B Shares of any other Nations Fund, except Nations Money
            Market Funds

           .Investor B Shares of Nations Reserves Money Market Funds

         .You can exchange Investor C Shares of a Fund for:

           .Investor C Shares of any other Nations Fund, except Nations Money
            Market Funds

           .Investor C Shares of Nations Reserves Money Market Funds

         .You must exchange at least $1,000, $25 if you use our Automatic
          Exchange Feature or our Automated Dollar Cost Averaging Feature.

         .You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange into.

  .You can choose to have us transfer your money on or about the 1st or the 15th of the month.

  .The rules for making exchanges apply to automatic exchanges.

 Automated Dollar Cost Averaging Feature
 The Automated Dollar Cost Averaging Feature lets you systematically exchange $25 or more of Investor B or Investor C Shares for shares of the same class of up to ten other Nations Funds non-money market funds, every month or quarter. You can contact your investment professional or us to set up the plan.

 Here's how automated dollar cost averaging works:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .You need not have an investment in the Funds you want to exchange into.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You can choose to have us transfer your money on or about the 1st or the 15th of the month.

  .The exchanges must be made over a minimum period of six months.


  .The rules for making exchanges apply to dollar cost averaging exchanges, except that the minimum investment requirements of the Nations Funds non-money market funds do not apply to these exchanges.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.


[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Commissions
Your selling agent may receive an up-front commission (reallowance) when you buy a Fund. The amount of this commission depends on which share class you choose:

  .up to 4.00% of the offering price per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

If you buy or hold Investor B or Investor C Shares you will be subject to distribution (12b-1), shareholder servicing and shareholder administration fees and may be subject to a CDSC when you sell your shares.

Distribution (12b-1) and shareholder servicing and administration fees Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and administration plans.

Stephens may be reimbursed for distribution-related expenses incurred up to an annual maximum of 0.75% of the average daily net assets of Investor B and Investor C Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor B and Investor C Shares of the Funds.

BA Advisors and/or financial institutions may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Investor B and Investor C Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .additional amounts on all sales of shares:

    .up to 1.00% of the net asset value per share of Investor B Shares

    .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

   [Graphic]
     For more information about
     taxes, please see the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Investor C Shares of Nations Treasury Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves are not provided because this class of shares had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves            For a Share outstanding throughout each period

                                           Year ended Period ended
 Investor B Shares                          03/31/01   03/31/00*
Net asset value, beginning of period         $1.00       $1.00
Income from investment operations:
Net investment income                        0.0518      0.0225
Less distributions:
Dividends from net investment income        (0.0518)    (0.0225)
Net asset value, end of period               $1.00       $1.00
Total return++                               5.30%       2.28%
==================================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)        $27,360      $8,828
Ratio of operating expenses to average net
 assets                                     1.30%(a)  1.30%+(a)(b)
Ratio of net investment income to average
 net assets                                  5.12%       4.27%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.37%(a)   1.39%+(a)

                                 * Cash Reserves Investor B Shares commenced operations on October 4, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Cash Reserves            For a Share outstanding throughout each period

                                                  Year ended Period ended
        Investor C Shares                          03/31/01   03/31/00*
       Net asset value, beginning of period         $1.00       $1.00
       Income from investment operations:
       Net investment income                        0.0518      0.0223
       Less distributions:
       Dividends from net investment income        (0.0518)    (0.0223)
       Net asset value, end of period               $1.00       $1.00
       Total return++                               5.30%       2.25%
       ==================================================================
       Ratio to average net assets/supplemental
        data:
       Net assets, end of period (in 000's)         $1,717       $345
       Ratio of operating expenses to average net
        assets                                     1.30%(a)  1.30%+(a)(b)
       Ratio of net investment income to average
        net assets                                  5.12%       4.27%+
       Ratio of operating expenses to average net
        assets without waivers and/or expense
        reimbursements                             1.37%(a)   1.39%+(a)

                                 * Cash Reserves Investor C Shares commenced operations on October 5, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves    For a Share outstanding throughout each period

                                                   Year ended  Period ended
      Investor B Shares                             03/31/01    03/31/00*
     Net asset value, beginning of period             $1.00       $1.00
     Income from investment operations:
     Net investment income                           0.0515       0.0227
     Less distributions:
     Dividends from net investment income           (0.0515)     (0.0227)
     Net asset value, end of period                   $1.00       $1.00
     Total return++                                   5.27%       2.29%
     ======================================================================
     Ratio to average net assets/supplemental
      data:
     Net assets, end of period (in 000's)            $6,907       $1,940
     Ratio of operating expenses to average net
      assets                                       1.30%(a)(b) 1.30%+(a)(b)
     Ratio of net investment income to average net
      assets                                          5.09%       4.54%+
     Ratio of operating expenses to average net
      assets without waivers and/or expense
      reimbursements                                1.37%(a)    1.43%+(a)

                                 * Money Market Reserves Investor B Shares commenced operations on October 5, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves    For a Share outstanding throughout each period

                                                   Year ended  Period ended
      Investor C Shares                             03/31/01    03/31/00*
     Net asset value, beginning of period             $1.00       $1.00
     Income from investment operations:
     Net investment income                           0.0208       0.0112
     Less distributions:
     Dividends from net investment income           (0.0208)     (0.0112)
     Net asset value, end of period                   $1.00       $1.00
     Total return++                                   2.08%       1.12%
     ======================================================================
     Ratio to average net assets/supplemental
      data:
     Net assets, end of period (in 000's)             $340         $19
     Ratio of operating expenses to average net
      assets                                       1.30%(a)(b) 1.30%+(a)(b)
     Ratio of net investment income to average net
      assets                                          5.09%       4.54%+
     Ratio of operating expenses to average net
      assets without waivers and/or expense
      reimbursements                                1.37%(a)    1.43%+(a)

                                 * Money Market Reserves Investor C Shares commenced operations on January 6, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout each period

                                              Year ended  Period ended
 Investor B Shares                             03/31/01    03/31/00*
Net asset value, beginning of period             $1.00       $1.00
Income from investment operations:
Net investment income                           0.0493       0.0192
Less distributions:
Dividends from net investment income           (0.0493)     (0.0192)
Net asset value, end of period                   $1.00       $1.00
Total return++                                   5.04%       1.94%
======================================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $237         $80
Ratio of operating expenses to average net
 assets                                       1.30%(a)(b) 1.30%+(a)(b)
Ratio of net investment income to average net
 assets                                          4.89%       3.96%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                1.37%(a)    1.38%+(a)

                                 * Treasury Reserves Investor B Shares
                                 commenced operations on October 15, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves      For a Share outstanding throughout each period

                                              Year ended Period ended
 Investor B Shares                             03/31/01   03/31/00*
Net asset value, beginning of period            $1.00       $1.00
Income from investment operations:
Net investment income                           0.0505      0.0185
Less distributions:
Dividends from net investment income           (0.0505)    (0.0185)
Net asset value, end of period                  $1.00       $1.00
Total return++                                  5.17%       1.86%
=====================================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $990        $108
Ratio of operating expenses to average net
 assets                                        1.30%(a)  1.30%+(a)(b)
Ratio of net investment income to average net
 assets                                         4.96%       4.16%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                1.39%(a)   1.39%+(a)

                                 * Government Reserves Investor B Shares
                                 commenced operations on November 2, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves      For a Share outstanding throughout each period

                                              Year ended  Period ended
 Investor C Shares                             03/31/01    03/31/00*
Net asset value, beginning of period             $1.00       $1.00
Income from investment operations:
Net investment income                           0.0505       0.0126
Less distributions:
Dividends from net investment income           (0.0505)     (0.0126)
Net asset value, end of period                   $1.00       $1.00
Total return++                                   5.17%       1.26%
======================================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $160         $746
Ratio of operating expenses to average net
 assets                                       1.30%(a)(b) 1.30%+(a)(b)
Ratio of net investment income to average net
 assets                                          4.96%       4.16%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                1.39%(a)    1.39%+(a)

                                 * Government Reserves Investor C Shares
                                 commenced operations on December 21, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves       For a Share outstanding throughout each period

                                              Year ended Period ended
 Investor B Shares                             03/31/01   03/31/00*
Net asset value, beginning of period            $1.00       $1.00
Income from investment operations:
Net investment income                           0.0282      0.0062
Less distributions:
Dividends from net investment income           (0.0282)    (0.0062)
Net asset value, end of period                  $1.00       $1.00
Total return++                                  2.86%       0.62%
=====================================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $64         $91
Ratio of operating expenses to average net
 assets                                         1.30%       1.30%+
Ratio of net investment income to average net
 assets                                         2.83%       2.19%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 1.39%       1.40%+

                                 * Municipal Reserves Investor B Shares
                                 commenced operations on December 27, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Nations California Tax-Exempt
Reserves                         For a Share outstanding throughout the period

                                              Period ended
 Investor B Shares                             03/31/01*
Net asset value, beginning of period             $1.00
Income from investment operations:
Net investment income                            0.0038
Less distributions:
Dividends from net investment income            (0.0038)
Net asset value, end of period                   $1.00
Total return++                                   0.38%
==========================================================
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)              $64
Ratio of operating expenses to average net
 assets                                          1.30%+
Ratio of net investment income to average net
 assets                                          2.23%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  1.38%+

                                 * California Tax-Exempt Reserves Investor B
                                 Shares commenced operations on December 29, 2000.
                                 + Annualized.
                                 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
       Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement Date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   MMPROIX-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

   [LOGO] Nations Funds

                                    [CHART]


MONEY MARKET FUNDS
PRIMARY A SHARES

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS
Prospectus
August 1, 2001


Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations Government Reserves

Nations
Municipal Reserves

Nations
California Tax-Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------

[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

 [Graphic]
     You'll find Terms used
     in this prospectus on
     page 40.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Market Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their institutional client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------



[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

 [Graphic]
     You'll find more about
     BA Advisors and BACAP starting on page 25.




[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             16
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 20
Sub-adviser: BACAP
-------------------------------------------
Other important information            24
-------------------------------------------
How the Funds are managed              25


[Graphic]
        About your investment

Information for investors
  Buying, selling and exchanging shares             28
   How orders are processed                         29
  How selling and servicing agents are paid         33
  Distributions and taxes                           34
-------------------------------------------------------
Financial highlights                                36
-------------------------------------------------------
Terms used in this prospectus                       40
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

 [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.



Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

 [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                            [CHART]


  5.25%   5.19%   4.75%   5.99%
  1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 2.36%

     Best and worst quarterly returns during this period

                     Best: 3rd and 4th quarters 2000: 1.54%
                     Worst: 2nd quarter 1999:         1.09%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                     Market Class Shares 5.99%    5.26%

     * The inception date of Market Class Shares is May 3, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.12%
                                                           -----
Total annual Fund operating expenses                       0.72%
Fee waivers and/or reimbursements                         (0.07)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year  3 years  5 years  10 years
Market Class Shares   $66     $223     $394    $888

[Graphic]
     About the sub-advisor

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     4.74%   5.98%
     1999    2000

          *Year-to-date return as of June 30, 2001: 2.34%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:           1.54%
Worst: 1st and 2nd quarters 1999: 1.09%

     Average annual total return as of December 31, 2000

                             Since
                    1 year inception*
Market Class Shares 5.98%    5.29%

     * The inception date of Market Class Shares is October 9, 1998.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees
 (Fees paid directly from your investment)          Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.12%
                                                           -----
Total annual Fund operating expenses                       0.72%
Fee waivers and/or reimbursements                         (0.07)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
              Market Class Shares  $66    $223    $394     $888

[Graphic]
     About the sub-advisor

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

 [Graphic]
     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.11%   4.97%   4.46%   5.72%
     1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 2.25%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:           1.49%
Worst: 1st and 2nd quarters 1999: 1.04%

     Average annual total return as of December 31, 2000

                             Since
                    1 year inception*
Market Class Shares 5.72%    5.05%

     * The inception date of Market Class Shares is May 3, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.12%
                                                           -----
Total annual Fund operating expenses                       0.72%
Fee waivers and/or reimbursements                         (0.07)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $223    $394     $888

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.



[Graphic]

     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.13%   5.03%   4.56%   5.86%
     1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 2.32%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.51%
Worst: 2nd quarter 1999:         1.05%

     Average annual total return as of December 31, 2000

                             Since
                    1 year inception*
Market Class Shares 5.86%    5.12%

     * The inception date of Market Class Shares is May 3, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.14%
                                                           -----
Total annual Fund operating expenses                       0.74%
Fee waivers and/or reimbursements                         (0.09)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $228    $403     $910

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]

     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     3.24%   3.00%   2.69%   3.57%
     1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 1.41%

     Best and worst quarterly returns during this period

Best: 2nd and 4th quarters 2000: 0.94%
Worst: 1st quarter 1999:         0.57%

     Average annual total return as of December 31, 2000

                             Since
                    1 year inception*
Market Class Shares 3.57%    3.12%

     * The inception date of Market Class Shares is May 3, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.14%
                                                           -----
Total annual Fund operating expenses                       0.74%
Fee waivers and/or reimbursements                         (0.09)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $228    $403     $910

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.



Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]

     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     3.97% 2.01% 1.87% 2.30% 3.32% 2.88% 3.07% 2.74% 2.51% 3.10%
     1991  1992  1993  1994  1995  1996  1997  1998  1999  2000

         *Year-to-date return as of June 30, 2001: 1.19%

     Best and worst quarterly returns during this period

Best: 1st quarter 1991:  1.01%
Worst: 1st quarter 1992: 0.23%

     Average annual total return as of December 31, 2000

                                                Since
                      1 year 5 years 10 years inception*
Investor Class Shares 3.10%   2.86%   2.78%     3.01%

     *The inception date of Investor Class Shares is December 6, 1989.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Market Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.45%
Other expenses                                             0.13%
                                                           -----
Total annual Fund operating expenses                       0.73%
Fee waivers and/or reimbursements                         (0.08)%
                                                          -------
Total net expenses/2/                                      0.65%
                                                           =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year 3 years 5 years 10 years
Market Class Shares  $66    $225    $398     $899

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         .must maintain an average dollar-weighted maturity of 90 days or less

         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                   0.15%      0.15%
Nations Money Market Reserves           0.15%      0.15%
Nations Treasury Reserves               0.15%      0.15%
Nations Government Reserves             0.15%      0.14%
Nations Municipal Reserves              0.15%      0.14%
Nations California Tax-Exempt Reserves  0.15%      0.15%

[Graphic]
     Banc of America Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street Little Rock, Arkasas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809



Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
       Buying, selling and exchanging shares

This prospectus offers Market Class Shares of the Funds. Here are some general rules about this class of shares:

  .Market Class Shares are available to financial institutions and intermediaries for their own accounts, and for certain institutional client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Market Class Shares.

  .There is no minimum for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Market Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

   . Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

   . Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

   . Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.



Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:
  .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
  .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
  .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
  .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:
         .You buy Market Class Shares at net asset value per share.
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.
         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time. .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

   [Graphic]
     For more information about telephone orders, see How orders are processed.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Market Class Shares of a Fund for Market Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $250,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.


                                    [Graphic]


        How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be compensated or reimbursed for distribution-related expenses up to an annual maximum of 0.20% of the average daily net assets of Market Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Market Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding


     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

   [Graphic]
     For more information
     about taxes, please see
     the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Market Class Shares of Nations California Tax-Exempt Reserves are not provided because this class of shares had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves                      For a Share outstanding throughout each period
                                           Year ended Year ended  Period ended Year ended Period ended
Market Class                                03/31/01   03/31/00    03/31/99*    04/30/98   04/30/97**
Net asset value, beginning of period         $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                        0.0583     0.0487       0.0447      0.0519      0.0493
Dividends from net investment income        (0.0583)   (0.0487)     (0.0447)    (0.0519)    (0.0493)
Net asset value, end of period               $1.00       $1.00       $1.00       $1.00       $1.00
Total Return++                               5.99%       4.98%       4.56%       5.33%       5.04%
========================================== ========== =========== ============ ========== ============
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $3,342,882 $2,779,002   $1,486,502   $649,503    $333,000
Ratio of operating expenses to average net
 assets                                     0.65%(a)  0.65%(a)(b)  0.61%+(a)    0.55%(b)     0.55%+
Ratio of net investment income to average
 net assets                                  5.77%       4.92%       4.83%+      5.19%       4.97%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.72%(a)   0.74%(a)    0.88%+(a)     0.89%       0.80%+

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 ** Cash Reserves Market Class Shares commenced operations on May 3, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended
Market Class                                03/31/01    03/31/00   03/31/99*, **
Net asset value, beginning of period          $1.00       $1.00        $1.00
Net investment income                        0.0580      0.0490       0.0214
Dividends from net investment income        (0.0580)    (0.0490)     (0.0214)
Net asset value, end of period                $1.00       $1.00        $1.00
Total return++                                5.96%       5.01%        2.14%
========================================== =========== =========== =============
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $1,292,998  $1,021,002    $873,993
Ratio of operating expenses to average net
 assets                                    0.65%(a)(b) 0.65%(a)(b)   0.65%+(a)
Ratio of net investment income to average
 net assets                                   5.74%       5.19%       4.42%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.72%(a)    0.78%(a)     0.91%+(a)

                                 * Money Market Reserves Market Class Shares commenced operations on October 9, 1998.
                                 ** Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves For a Share outstanding throughout each period

                                              Year ended  Year ended  Period ended Year ended Period ended
Market Class                                   03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97**
Net asset value, beginning of period             $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                           0.0557      0.0459       0.0423      0.0505      0.0481
Dividends from net investment income           (0.0557)    (0.0459)     (0.0423)    (0.0505)    (0.0481)
Net asset value, end of period                   $1.00       $1.00       $1.00       $1.00       $1.00
Total Return++                                   5.72%       4.68%       4.31%       5.18%       4.92%
==========================================================================================================
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $1,369,949  $1,511,932   $1,169,932   $265,495    $123,396
Ratio of operating expenses to average net
 assets                                       0.65%(a)(b) 0.65%(a)(b)  0.62%+(a)     0.55%       0.55%+
Ratio of net investment income to average net
 assets                                          5.54%       4.61%       4.57%+      5.06%       4.85%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.72%(a)    0.73%(a)    0.90%+(a)     0.90%       0.81%+

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 ** Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves For a Share outstanding throughout each period

                                              Year ended  Year ended  Period ended Year ended Period ended
Market Class                                   03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97**
Net asset value, beginning of period             $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                           0.0570      0.0471      0.0431       0.0508     0.0482
Dividends from net investment income           (0.0570)    (0.0471)    (0.0431)     (0.0508)   (0.0482)
Net asset value, end of period                   $1.00       $1.00       $1.00       $1.00       $1.00
Total Return++                                   5.85%       4.81%       4.39%       5.20%       4.93%
==========================================================================================================
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $488,016    $370,000    $334,000     $274,499   $218,499
Ratio of operating expenses to average net
 assets                                       0.65%(a)(b) 0.65%(a)(b)  0.61%+(a)     0.55%     0.55%+(a)
Ratio of net investment income to average net
 assets                                          5.61%       4.81%      4.64%+       5.08%      4.87%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.74%(a)    0.74%(a)    0.89%+(a)     0.90%     0.84%+(a)

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 ** Government Reserves Market Class Shares commenced operations on May 3, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves For a Share outstanding throughout each period

                                              Year ended Year ended Period ended Year ended Period ended
Market Class                                   03/31/01   03/31/00   03/31/99*    04/30/98   04/30/97**
Net asset value, beginning of period            $1.00      $1.00       $1.00       $1.00       $1.00
Net investment income                           0.0347     0.0284      0.0254      0.0318     0.0301
Dividends from net investment income           (0.0347)   (0.0284)    (0.0254)    (0.0318)
Net asset value, end of period                  $1.00      $1.00       $1.00       $1.00       $1.00
Total Return++                                  3.52%      2.87%       2.57%       3.24%       3.06%
========================================================================================================
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $169,001   $149,000    $146,999    $92,000     $78,300
Ratio of operating expenses to average net
 assets                                         0.65%      0.65%       0.61%+     0.55%(a)    0.55%+
Ratio of net investment income to average net
 assets                                         3.48%      2.84%       2.69%+      3.18%      3.03%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.74%      0.75%       0.93%+      0.93%      0.87%+

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. ** Municipal Reserves Market Class Shares commenced operations on May 3, 1996.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was 0.02%.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number: Nations Reserves, 811-6030

     MARKET-8/01



[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors) 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
   [LOGO] Nations Funds

                                    [Graphic]







                     Money Market Funds
                     ------------------
                                Daily Class Shares




 Prospectus
 AUGUST 1, 2001

  NATIONS
  CASH RESERVES

  NATIONS MONEY MARKET RESERVES

  NATIONS
  TREASURY RESERVES

  NATIONS
  GOVERNMENT
  RESERVES

  NATIONS MUNICIPAL RESERVES

  NATIONS CALIFORNIA
  TAX-EXEMPT RESERVES

  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








                                                           Not FDIC Insured
                                                           May Lose Value
                                                           No Bank Guarantee

                                                           [LOGO] Nations Funds

An overview of the Funds
--------------------------------------------------------------------------------

[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

     [Graphic]
      YOU'LL FIND Terms used in
      this prospectus ON PAGE 43.

     YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.



This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[Graphic]
      YOU'LL FIND MORE ABOUT
      BA ADVISORS AND BACAP STARTING ON PAGE 26.


[Graphic]
       About the Funds


                   NATIONS CASH RESERVES                   4
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MONEY MARKET RESERVES           7
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS TREASURY RESERVES              10
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS GOVERNMENT RESERVES            13
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MUNICIPAL RESERVES             17
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS CALIFORNIA TAX-EXEMPT RESERVES 21
                   Sub-adviser: BACAP
                   ------------------------------------------
                   OTHER IMPORTANT INFORMATION            25
                   -----------------------------------------
                   HOW THE FUNDS ARE MANAGED              26

[Graphic]
       About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and exchanging shares             29
                 How orders are processed                        31
               How selling and servicing agents are paid         36
               Distributions and taxes                           37
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                39
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       43
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

    [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.


     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.




NATIONS CASH RESERVES


[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]
     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information and in the SAI.


[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.84%
     2000
          *Year-to-date return as of June 30, 2001:   2.28%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd and 4th quarters 2000: 1.50%
Worst: 1st quarter 2000:         1.30%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                            Since
                   1 year inception*
Daily Class Shares 5.84%    5.35%

      *The inception date of Daily Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.



[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        SHAREHOLDER FEES                                    DAILY CLASS
        (Fees paid directly from your investment)             SHARES
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none

        ANNUAL FUND OPERATING EXPENSES/1/
        (Expenses that are deducted from the Fund's assets)
        Management fees                                         0.15%
        Distribution (12b-1) and shareholder servicing fees     0.60%
                                                                0.12%
        Other expenses                                          ----
        Total annual Fund operating expenses                    0.87%
                                                               (0.07)%
        Fee waivers and/or reimbursements                      -----
        Total net expenses/2/                                   0.80%
                                                                ====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.


     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.


[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS MONEY MARKET RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]

     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     5.83%
     2000

           *Year-to-date return as of June 30, 2000:   2.27%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                         Best: 3rd quarter 2000:  1.50%
                         Worst: 1st quarter 2000: 1.31%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                  Since
                                         1 year inception*
                      Daily Class Shares  5.83%    5.55%

      *The inception date of Daily Class Shares is July 21, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           DAILY CLASS SHARES
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        0.60%
                                                           0.12%
Other expenses                                            -----
Total annual Fund operating expenses                       0.87%
                                                          (0.07)%
Fee waivers and/or reimbursements                         -----
Total net expenses/2/                                      0.80%
                                                          =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

    [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS TREASURY RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[Graphic]
    YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.


[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.




[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]

     5.56%
     2000

          *Year-to-date return as of June 30, 2001:  2.17%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  1.45%
Worst: 1st quarter 2000: 1.22%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                            Since
                   1 year inception*
Daily Class Shares  5.56%    5.07%

      *The inception date of Daily Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

      SHAREHOLDER FEES
      (Fees paid directly from your investment)          Daily Class Shares
     Maximum sales charge (load) imposed on purchases           none
     Maximum deferred sales charge (load)                       none

     ANNUAL FUND OPERATING EXPENSES/1/
     (Expenses that are deducted from the Fund's assets)
     Management fees                                           0.15%
     Distribution (12b-1) and shareholder servicing fees       0.60%
     Other expenses                                            0.12%
                                                              -------
     Total annual Fund operating expenses                      0.87%
     Fee waivers and/or reimbursements                        (0.07)%
                                                              -------
     Total net expenses/2/                                     0.80%
                                                              =======

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Daily Class Shares  $82    $271    $475    $1,066

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS GOVERNMENT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

      .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

      .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

      .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.70%
     2000

          *Year-to-date return as of June 30, 2001:  2.24%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd and 4th quarters 2000: 1.47%
Worst: 1st quarter 2000:         1.26%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                            Since
                   1 year inception*
Daily Class Shares 5.70%    5.19%

     *The inception date of Daily Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.




[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.





[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEE
(Fees paid directly from your investment)           Daily Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                           0.15%
Distribution (12b-1) and shareholder servicing fees       0.60%
                                                          0.14%
Other expenses                                            -----
Total annual Fund operating expenses                      0.89%
                                                         (0.09)%
Fee waivers and/or reimbursements                        -----
Total net expenses/2/                                     0.80%
                                                          =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $275    $484    $1,088

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS MUNICIPAL RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     3.41%
     2000

          *Year-to-date return as of June 30, 2001: 1.34%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 2nd and 4th quarters 2000: 0.90%
Worst: 1st quarter 2000:         0.71%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                  Since
                                         1 year inception*
                      Daily Class Shares 3.41%    3.11%

     *The inception date of Daily Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES                                     Daily Class
 (Fees paid directly from your investment)              Shares
Maximum sales charge (load) imposed on purchases          none
Maximum deferred sales charge (load)                      none

 ANNUAL FUND OPERATING EXPENSES/1/
 (Expenses that are deducted from the Fund's assets)
Management fees                                           0.15%
Distribution (12b-1) and shareholder servicing fees       0.60%
                                                          0.14%
Other expenses                                            ----
Total annual Fund operating expenses                      0.89%
                                                         (0.09)%
Fee waivers and/or reimbursements                        -----
Total net expenses/2/                                     0.80%
                                                          ====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Daily Class Shares  $82    $275    $484    $1,088

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.


NATIONS CALIFORNIA TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     2.84%   2.51%   2.26%   2.84%
     1997    1998    1999    2000

           *Year-to-date return as of June 30, 2001: 1.06%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  0.77%
Worst: 1st quarter 1999: 0.48%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                            Since
                   1 year inception*
Daily Class Shares  2.84%    2.62%

     *The inception date of Daily Class Shares is October 2, 1996

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                    Daily Class
(Fees paid directly from your investment)             Shares
Maximum sales charge (load) imposed on purchases       none
Maximum deferred sales charge (load)                   none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                         0.15%
Distribution (12b-1) and shareholder servicing fees     0.60%
                                                        0.13%
Other expenses                                        -------
Total annual Fund operating expenses                    0.88%
                                                      (0.08)%
Fee waivers and/or reimbursements                     -------
Total net expenses/2/                                   0.80%
                                                      =======

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Daily Class Shares  $82    $273    $480    $1,077

[Graphic]
       Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255



[Graphic]
       How the Funds are managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                    0.15%     0.15%
Nations Money Market Reserves            0.15%     0.15%
Nations Treasury Reserves                0.15%     0.15%
Nations Government Reserves              0.15%     0.14%
Nations Municipal Reserves               0.15%     0.14%
Nations California Tax-Exempt Reserves   0.15%     0.15%

[Graphic]
     BANC OF AMERICA CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

  Fund                                  BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     STEPHENS INC.

     111 CENTER STREET LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------



[Graphic]
     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.




[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Daily Class Shares of the Funds. Here are some general rules about this class of shares:

  .Daily Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

       .Bank of America and certain of its affiliates

       .certain other financial institutions and intermediaries.

  .The minimum initial investment is $1,000. There is no minimum for additional investments.

  .The minimum initial investment is $100 using the Systematic Investment Plan.
   The minimum for additional investments under this plan is $100.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                     Ways to
                   buy, sell or               How much you can buy,
                     exchange                   sell or exchange                                Other things to know
                  --------------- ---------------------------------------------- --------------------------------------------------
Buying shares     In a lump sum   minimum initial investment:                    There is no limit to the amount you can invest in
                                  . $1,000                                       Daily Class Shares.
                                  minimum additional investment:
                                  . none
                  Using our       minimum initial investment:                    You can buy shares twice a month, monthly or
                  Systematic      . $100                                         quarterly, using automatic transfers from your
                  Investment Plan minimum additional investment:                 bank account.
                                  . $100
----------------------------------------------------------------------------------------------
Selling shares    In a lump sum   . youcan sell up to $50,000 of your            We usually send you the sale proceeds on the
                                       shares by telephone, otherwise            same day that we receive your order
                                       there are no limits to the amount
                                       you can sell
                                  . otherrestrictions may apply to               If you paid for your shares with a check that
                                         withdrawals from retirement plan        wasn't certified, we'll hold the sale proceeds
                                         accounts                                when you sell those shares for at least 15 days
                                                                                 after the trade date of the purchase, or until the
                                                                                 check has cleared, whichever is later.
                  Using our free  . minimum $250 per check                       You can write checks for free. You can only use
                  checkwriting                                                   checks to make partial withdrawals from a Fund.
                  service                                                        You can't use a check to make a full withdrawal
                                                                                 from a Fund.
                  Using our       . minimum $25 per withdrawal                   Your account balance must be at least $10,000
                  Automatic                                                      to set up the plan. You can make withdrawals
                  Withdrawal                                                     twice a month, monthly, quarterly, bi-annually
                  Plan                                                           or annually. We'll send your money by check or
                                                                                 deposit it directly to your bank account.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange                  You can exchange Daily Class shares of a Fund
                                                                                 for Daily Class Shares of any other Nations
                                                                                 Reserves Money Market Fund.

                     Ways to
                   buy, sell or               How much you can buy,
                     exchange                   sell or exchange                                Other things to know
                  --------------- ---------------------------------------------- --------------------------------------------------
Buying shares     In a lump sum   minimum initial investment:                    There is no limit to the amount you can invest in
                                  . $1,000                                       Daily Class Shares.
                                  minimum additional investment:
                                  . none
                  Using our       minimum initial investment:                    You can buy shares twice a month, monthly or
                  Systematic      . $100                                         quarterly, using automatic transfers from your
                  Investment Plan minimum additional investment:                 bank account.
                                  . $100
----------------------------------------------------------------------------------------------
Selling shares    In a lump sum   . youcan sell up to $50,000 of your            We usually send you the sale proceeds on the
                                       shares by telephone, otherwise            same day that we receive your order
                                       there are no limits to the amount
                                       you can sell
                                  . otherrestrictions may apply to               If you paid for your shares with a check that
                                         withdrawals from retirement plan        wasn't certified, we'll hold the sale proceeds
                                         accounts                                when you sell those shares for at least 15 days
                                                                                 after the trade date of the purchase, or until the
                                                                                 check has cleared, whichever is later.
                  Using our free  . minimum $250 per check                       You can write checks for free. You can only use
                  checkwriting                                                   checks to make partial withdrawals from a Fund.
                  service                                                        You can't use a check to make a full withdrawal
                                                                                 from a Fund.
                  Using our       . minimum $25 per withdrawal                   Your account balance must be at least $10,000
                  Automatic                                                      to set up the plan. You can make withdrawals
                  Withdrawal                                                     twice a month, monthly, quarterly, bi-annually
                  Plan                                                           or annually. We'll send your money by check or
                                                                                 deposit it directly to your bank account.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange                  You can exchange Daily Class shares of a Fund
                                                                                 for Daily Class Shares of any other Nations
                                                                                 Reserves Money Market Fund.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

     . If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     . Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     . We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     . Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

     . You buy Daily Class Shares at net asset value per share.

     . We must receive payment by the following times on the business day
       Stephens, PFPC or their agents receive the order (unless the Fund closes early):

      . 5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
        Reserves and Nations Treasury Reserves, except:

       . Payment must be received for Nations Treasury Reserves by 4:00 p.m.
         Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

       . Payment must be received for Nations Money Market Reserves by 4:00 p.m. Eastern time on business days that precede national holidays observed by this Fund

       . Payment must be received for Nations Cash Reserves by 4:00 p.m.
         Eastern time on the last business day of the calendar year

      . 4:00 p.m. Eastern time for Nations Government Reserves, Nations
        Municipal Reserves and Nations California Tax-Exempt Reserves

       If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

     . Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

     . Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

   [Graphic]
    FOR MORE INFORMATION ABOUT
    TELEPHONE ORDERS, SEE How
    orders are processed.



Systematic Investment Plan
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

[Graphic] SELLING SHARES

     Here are some general rules for selling shares:

      .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

      .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

      .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

      .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

      .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

      .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

      .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

      .We can delay payment of the sale proceeds of Nations Municipal Reserves or Nations California Tax-Exempt Reserves for up to seven days.

      .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

      .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

      .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

      .under certain other circumstances allowed under the 1940 Act

Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .Your account balance must be at least $10,000 to set up the plan.

      .If you set up the plan after you've opened your account, your signature must be guaranteed.

      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

      .We'll send you a check or deposit the money directly to your bank account.

      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
   YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.



[Graphic]
     EXCHANGING SHARES

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

      .You can exchange Daily Class Shares of a Fund for Daily Class Shares of any other Nations Reserves Money Market Fund.

      .You must exchange at least $1,000 at a time.

      .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

      .You may only make exchanges into a Fund that is legally sold in your state of residence.

      .You generally may only make an exchange into a Fund that is accepting investments.

      .We may limit the number of exchanges you can make within a specified period of time.

      .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

     THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


[Graphic]



      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.



[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

    [Graphic]
     FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

NATIONS MUNICIPAL RESERVES, NATIONS CALIFORNIA TAX-EXEMPT RESERVES Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights


The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.


NATIONS CASH RESERVES            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 Year ended   Period ended
   DAILY CLASS SHARES                             03/31/01     03/31/00*
  Net asset value, beginning of period               $1.00           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.0568           0.0459
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0568)         (0.0459)
  Net asset value, end of period                     $1.00           $1.00
  Total return++                                     5.83%           4.69%
  ============================================================================
  RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $14,589,888      $9,753,000
  Ratio of operating expenses to average net
   assets                                          0.80%(a)       0.80%+(a)(b)
  Ratio of net investment income to average net
   assets                                            5.62%           4.77%+
  Ratio of operating expenses to average net
   assets without waivers and/or expense
   reimbursements                                  0.87%(a)        0.89%+(a)

                                 * Cash Reserves Daily Class Shares commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS MONEY MARKET RESERVES    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year ended     Period ended
  DAILY CLASS SHARES                             03/31/01       03/31/00*
 Net asset value, beginning of period                 $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               0.0565           0.0346
 LESS DISTRIBUTIONS:
 Dividends from net investment income               (0.0565)         (0.0346)
 Net asset value, end of period                       $1.00           $1.00
 Total return++                                       5.80%           3.51%
 ==============================================================================
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                $7,561           $4,525
 Ratio of operating expenses to average net
  assets                                           0.80%(a)(b)     0.80%+(a)(b)
 Ratio of net investment income to average net
  assets                                              5.59%           5.04%+
 Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                    0.87%(a)        0.93%+(a)

                                 * Money Market Reserves Daily Class Shares commenced operations on July 21, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS TREASURY RESERVES        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year ended     Period ended
  DAILY CLASS SHARES                             03/31/01       03/31/00*
 Net asset value, beginning of period                 $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               0.0543           0.0431
 LESS DISTRIBUTIONS:
 Dividends from net investment income               (0.0543)         (0.0431)
 Net asset value, end of period                       $1.00           $1.00
 Total return++                                       5.56%           4.40%
 ==============================================================================
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $981,837         $847,775
 Ratio of operating expenses to average net
   assets                                          0.80%(a)(b)     0.80%+(a)(b)
 Ratio of net investment income to average
   net assets                                         5.39%           4.46%+
 Ratio of operating expenses to average net
   assets without waivers and/or expense
   reimbursements                                   0.87%(a)        0.88%+(a)

                                 * Treasury Reserves Daily Class Shares
                                 commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS GOVERNMENT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year ended     Period ended
 DAILY CLASS SHARES                              03/31/01       03/31/00*
 Net asset value, beginning of period                 $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               0.0554           0.0443
 LESS DISTRIBUTIONS:
 Dividends from net investment income               (0.0554)         (0.0443)
 Net asset value, end of period                       $1.00           $1.00
 Total return++                                       5.69%           4.52%
 ==============================================================================
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $259,937         $171,521
 Ratio of operating expenses to average net
  assets                                           0.80%(a)(b)     0.80%+(a)(b)
 Ratio of net investment income to average net
  assets                                              5.46%           4.66%+
 Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                    0.89%(a)        0.89%+(a)

                                 * Government Reserves Daily Class Shares commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS MUNICIPAL RESERVES       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Year ended Period ended
      DAILY CLASS SHARES                             03/31/01   03/31/00*
     Net asset value, beginning of period              $1.00       $1.00
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                             0.0332      0.0262
     LESS DISTRIBUTIONS:
     Dividends from net investment income            (0.0332)     (0.0262)
     Net asset value, end of period                    $1.00       $1.00
     Total return++                                    3.37%       2.65%
     ======================================================================
     RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000's)            $554,876     $429,644
     Ratio of operating expenses to average net
      assets                                           0.80%       0.80%+
     Ratio of net investment income to average net
      assets                                           3.33%       2.69%+
     Ratio of operating expenses to average net
      assets without waivers and/or expense
      reimbursements                                   0.89%       0.90%+

                                 * Municipal Reserves Daily Class Shares
                                 commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.



NATIONS CALIFORNIA TAX-EXEMPT RESERVES                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Year       Year
                                               Year ended Period ended Period ended  ended      ended     Period ended
DAILY CLASS SHARES                              03/31/01    03/31/00    05/14/99*   02/28/99   02/28/98    02/28/97**
Net asset value, beginning of period             $1.00        $1.00        $1.00       $1.00      $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.0273       0.0201       0.0045      0.0238     0.0279       0.0107
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.0273)     (0.0201)     (0.0045)    (0.0238)   (0.0279)     (0.0107)
Net asset value, end of period                   $1.00        $1.00        $1.00       $1.00      $1.00         $1.00
Total return++                                   2.76%        2.01%        0.45%       2.41%      2.83%         1.09%
=======================================================================================================================
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $755,635     $699,689     $334,000    $336,000   $172,000      $29,000
Ratio of operating expenses to average net
 assets                                          0.80%        0.80%+       0.80%+     0.79%(a)   0.80%(a)     0.80%+(a)
Ratio of net investment income to average net
 assets                                          2.73%        2.20%+       2.21%+      2.35%      2.80%        2.66%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.88%        0.88%+       0.82%+     0.79%(a)   0.80%(a)     0.80%+(a)

                                 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, S and X Shares, which were reorganized into the California Tax-Exempt Reserves Daily Class, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
                                 ** California Tax-Exempt Reserves Daily Class Shares commenced operations on October 2, 1996. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

        SEC file number:
        Nations Reserves, 811-6030

        DAILY-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.
[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors) 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
                                                            [LOGO] Nations Funds

                                    [GRAPHIC]


 MONEY MARKET FUNDS
 ---------------------
 INVESTOR CLASS SHARES


 Prospectus
 AUGUST 1, 2001

 NATIONS
 CASH RESERVES

 NATIONS MONEY
 MARKET RESERVES

 NATIONS
 TREASURY RESERVES

 NATIONS
 GOVERNMENT
 RESERVES

 NATIONS
 MUNICIPAL RESERVES

 NATIONS
 CALIFORNIA
 TAX-EXEMPT
 RESERVES


 THE SECURITIES AND
 EXCHANGE COMMISSION
 (SEC) HAS NOT APPROVED
 OR DISAPPROVED THESE
 SECURITIES OR DETERMINED
 IF THIS PROSPECTUS IS
 TRUTHFUL OR COMPLETE.
 ANY REPRESENTATION TO
 THE CONTRARY IS A CRIMINAL
 OFFENSE.

 ------------------
 NOT FDIC INSURED
 ------------------
 MAY LOSE VALUE
 ------------------
 NO BANK GUARANTEE
 ------------------


[LOGO] NATIONS FUNDS

An overview of the Funds
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

     [Graphic]
      YOU'LL FIND Terms used in this prospectus ON PAGE 42.

     YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC, (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

   [Graphic]
      YOU'LL FIND MORE ABOUT
      BA ADVISORS AND BACAP STARTING ON PAGE 25.


[Graphic]
        About the Funds

                   NATIONS CASH RESERVES                   4
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MONEY MARKET RESERVES           7
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS TREASURY RESERVES              10
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS GOVERNMENT RESERVES            13
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MUNICIPAL RESERVES             16
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS CALIFORNIA TAX-EXEMPT RESERVES 20
                   Sub-adviser: BACAP
                   ------------------------------------------
                   OTHER IMPORTANT INFORMATION            24
                   ------------------------------------------
                   HOW THE FUNDS ARE MANAGED              25


[Graphic]
        About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and exchanging shares             28
                 How orders are processed                        30
               How selling and servicing agents are paid         35
               Distributions and taxes                           36
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                38
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       42
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS CASH RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Cash Reserves has the following risks:

      .Investment strategy risk -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     6.10%
     2000
          *Year-to-date return as of June 30, 2001: 2.41%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd quarter 2000:  1.57%
Worst: 1st quarter 2000: 1.36%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                               Since
                      1 year inception*
Investor Class Shares  6.10%    5.61%

     *The inception date of Investor Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.



[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   SHAREHOLDER FEES
   (Fees paid directly from your investment)           Investor Class Shares
   Maximum sales charge (load) imposed on purchases             none
   Maximum deferred sales charge (load)                         none

   ANNUAL FUND OPERATING EXPENSES/1/
   (Expenses that are deducted from the Fund's assets)
   Management fees                                              0.15%
   Distribution (12b-1) and shareholder servicing fees          0.35%
   Other expenses                                               0.12%
                                                                ----
   Total annual Fund operating expenses                         0.62%
   Fee waivers and/or reimbursements                           (0.07)%
                                                               -----
   Total net expenses/2/                                        0.55%
                                                                ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS MONEY MARKET RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant it, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


     4.74%  5.98%
     1999   2000

           *Year-to-date return as of June 30, 2001:  2.34%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd quarter 2000:           1.54%
Worst: 1st and 2nd quarters 1999: 1.09%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                             Since
                    1 year inception*
Market Class Shares  5.98%    5.29%

     *The inception date of Market Class Shares is October 9, 1998.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
Other expenses                                               0.12%
                                                             ----
Total annual Fund operating expenses                         0.62%
Fee waivers and/or reimbursements                           (0.07)%
                                                            -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS TREASURY RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


     5.82%
     2000
          *Year-to-date return as of June 30, 2001:   2.30%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  1.52%
Worst: 1st quarter 2000: 1.28%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                               Since
                      1 year inception*
Investor Class Shares  5.82%    5.33%

     *The inception date of Investor Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
Other expenses                                               0.12%
                                                             ----
Total annual Fund operating expenses                         0.62%
Fee waivers and/or reimbursements                           (0.07)%
                                                            -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS GOVERNMENT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Government Reserves has the following general risks:
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


     5.96%
     2000
          *Year-to-date return as of June 30, 2001:   2.37%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd and 4th quarters 2000: 1.53%
Worst: 1st quarter 2000:         1.33%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                               Since
                      1 year inception*
Investor Class Shares 5.96%    5.45%

     *The inception date of Investor Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
Other expenses                                               0.14%
                                                             ----
Total annual Fund operating expenses                         0.64%
Fee waivers and/or reimbursements                           (0.09)%
                                                            -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $196    $348     $790

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS MUNICIPAL RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.67%
     2000

          *Year-to-date return as of June 30, 2001:  1.46%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  0.97%
Worst: 1st quarter 2000: 0.77%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                               Since
                      1 year inception*
Investor Class Shares  3.67%    3.37%

     *The inception date of Investor Class Shares is April 12, 1999.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
Other expenses                                               0.14%
                                                             ----
Total annual Fund operating expenses                         0.64%
Fee waivers and/or reimbursements                           (0.09)%
                                                            -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $196    $348     $790

[Graphic]
     ABOUT THE SUB-ADVISER


     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT BACAP ON PAGE 26.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.



NATIONS CALIFORNIA TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.97%  2.01%  1.87%  2.30%  3.32%  2.88%  3.07%  2.74%  2.51%  3.10%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001:  1.19%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 1st quarter 1991:  1.01%
Worst: 1st quarter 1992: 0.23%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                Since
                      1 year 5 years 10 years Inception*
Investor Class Shares  3.10%  2.86%    2.78%     3.01%

     *The inception date of Investor Class Shares is December 6, 1989.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
Other expenses                                               0.13%
                                                             ----
Total annual Fund operating expenses                         0.63%
Fee waivers and/or reimbursements                           (0.08)%
                                                            -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $194    $343     $779

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).
      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Funds are managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                    0.15%     0.15%
Nations Money Market Reserves            0.15%     0.15%
Nations Treasury Reserves                0.15%     0.15%
Nations Government Reserves              0.15%     0.14%
Nations Municipal Reserves               0.15%     0.14%
Nations California Tax-Exempt Reserves   0.15%     0.15%

[Graphic]
     BANC OF AMERICA
     CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY
     WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.


[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Investor Class Shares of the Funds. Here are some general rules about this class of shares:

  .Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Investor Class Shares.

  .There is no minimum for additional investments.

  .The minimum initial investment is $10,000 using the Systematic Investment
   Plan. The minimum for additional investments under this plan is $1,000.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Investor Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                        Ways to
                      buy, sell or               How much you can buy,
                        exchange                   sell or exchange                           Other things to know
                  -------------------- ------------------------------------------ --------------------------------------------
Buying shares     In a lump sum        minimum initial investment:                There is no limit to the amount you can
                                       .$25,000                                   invest in Investor Class Shares.
                                       minimum additional investment:
                                       .none
                  Using our            minimum initial investment:                You can buy shares twice a month, monthly
                  Systematic           .$10,000                                   or quarterly, using automatic transfers from
                  Investment Plan      minimum additional investment:             your bank account.
                                       .$1,000
------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum        .you can sell up to $50,000 of your shares We usually send you the sale proceeds on
                                        by telephone, otherwise there are no      the same day that we receive your order. If
                                        limits to the amount you can sell         you paid for your shares with a check that
                                       .other restrictions may apply to           wasn't certified, we'll hold the sale
                                        withdrawals from retirement plan          proceeds when you sell those shares for at
                                        accounts                                  least 15 days after the trade date of the
                                                                                  purchase, or until the check has cleared,
                                                                                  whichever is later.
                  Using our free       .minimum $250 per check                    You can write checks for free. You can only
                  checkwriting service                                            use checks to make partial withdrawals
                                                                                  from a Fund. You can't use a check to make
                                                                                  a full withdrawal from a Fund.
                  Using our            .minimum $25 per withdrawal                Your account balance must be at least
                  Automatic                                                       $10,000 to set up the plan. You can make
                  Withdrawal Plan                                                 withdrawals twice a month, monthly,
                                                                                  quarterly, bi-annually or annually. We'll
                                                                                  send your money by check or deposit it
                                                                                  directly to your bank account.
------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum        .minimum $25,000 per exchange              You can exchange Investor Class shares of a
                                                                                  Fund for Investor Class Shares of any other
                                                                                  Nations Reserves Money Market Fund.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:
         .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
         .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
         .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
         .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     BUYING SHARES
     Here are some general rules for buying shares:

         .You buy Investor Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     [Graphic]
      FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE How orders are processed.



Systematic Investment Plan
You can make regular purchases of $1,000 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

[Graphic]
     SELLING SHARES
     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .Your account balance must be at least $10,000 to set up the plan.

      .If you set up the plan after you've opened your account, your signature must be guaranteed.

      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

      .We'll send you a check or deposit the money directly to your bank account.

      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.



[Graphic]
     EXCHANGING SHARES

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Investor Class Shares of a Fund for Investor Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $25,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER
     RULE 12B-1 OF THE 1940 ACT.

     THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.



                                    [Graphic]


        How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND - WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

     [Graphic]
      FOR MORE INFORMATION ABOUT
      TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

NATIONS MUNICIPAL RESERVES, NATIONS CALIFORNIA TAX-EXEMPT RESERVES Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CASH RESERVES            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               Year ended   Period ended
    INVESTOR CLASS SHARES                       03/31/01     03/31/00*
    Net asset value, beginning of period           $1.00           $1.00
    INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.0593          0.0484
    LESS DISTRIBUTIONS:
    Dividends from net investment income          (0.0593)        (0.0484)
    Net asset value, end of period                 $1.00           $1.00
    TOTAL RETURN++                                 6.09%           4.94%
    ========================================== ==========   ============
    RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
    Net assets, end of period (in 000's)         $7,585,825      $7,068,117
    Ratio of operating expenses to average net
     assets                                       0.55%(a)      0.55%+(a)(b)
    Ratio of net investment income to average
     net assets                                    5.87%           5.02%+
    Ratio of operating expenses to average net
     assets without waivers and/or expense
     reimbursements                               0.62%(a)       0.64%+(a)

                                 * Cash Reserves Investor Class Shares
                                 commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MONEY MARKET RESERVES    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              Year ended     Period ended
   INVESTOR CLASS SHARES                       03/31/01       03/31/00*
   Net asset value, beginning of period             $1.00           $1.00
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.0501           0.0043
   LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.0501)         (0.0043)
   Net asset value, end of period                   $1.00           $1.00
   TOTAL RETURN++                                   5.12%           0.43%
   ========================================== ==========     ============
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
    DATA:
   Net assets, end of period (in 000's)            $90,380            $1
   Ratio of operating expenses to average net
    assets                                       0.55%(a)(b)     0.55%+(a)(b)
   Ratio of net investment income to average
    net assets                                      5.84%           5.29%+
   Ratio of operating expenses to average net
    assets without waivers and/or expense
    reimbursements                                0.62%(a)        0.68%+(a)

                                 * Money Market Reserves Investor Class Shares commenced operations on March 3, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS TREASURY RESERVES        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           Year ended     Period ended
 INVESTOR CLASS SHARES                      03/31/01       03/31/00*
Net asset value, beginning of period             $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.0568           0.0455
LESS DISTRIBUTIONS:
Dividends from net investment income           (0.0568)         (0.0455)
Net asset value, end of period                   $1.00           $1.00
TOTAL RETURN++                                   5.83%           4.65%
========================================== ==========     ============
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)           $700,202         $573,261
Ratio of operating expenses to average net
 assets                                       0.55%(a)(b)     0.55%+(a)(b)
Ratio of net investment income to average
 net assets                                      5.64%           4.71%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.62%(a)        0.63%+(a)

                                 * Treasury Reserves Investor Class Shares commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS GOVERNMENT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Year ended     Period ended
INVESTOR CLASS SHARES                       03/31/01       03/31/00*
Net asset value, beginning of period             $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.0580           0.0467
LESS DISTRIBUTIONS:
Dividends from net investment income           (0.0580)         (0.0467)
Net asset value, end of period                   $1.00           $1.00
TOTAL RETURN++                                   5.95%           4.77%
========================================== ==========     ============
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)           $331,555         $111,741
Ratio of operating expenses to average net
 assets                                       0.55%(a)(b)     0.55%+(a)(b)
Ratio of net investment income to average
 net assets                                      5.71%           4.91%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.64%(a)        0.64%+(a)

                                 * Government Reserves Investor Class Shares commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MUNICIPAL RESERVES       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               Year ended Period ended
 INVESTOR CLASS SHARES                          03/31/01   03/31/00*
Net asset value, beginning of period             $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.0357       0.0287
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.0357)     (0.0287)
Net asset value, end of period                   $1.00        $1.00
TOTAL RETURN++                                   3.63%        2.90%
============================================== ========== ============
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $57,017      $64,782
Ratio of operating expenses to average net
  assets                                         0.55%        0.55%+
Ratio of net investment income to average net
 assets                                          3.58%        2.94%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.64%        0.65%+

                                 * Municipal Reserves Investor Class Shares commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

NATIONS CALIFORNIA TAX-EXEMPT
RESERVES                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               Year ended Period ended Period ended Year ended  Year ended  Year ended
 INVESTOR CLASS SHARES                          03/31/01    03/31/00    05/14/99*    02/28/99    02/28/98    02/28/97
Net asset value, beginning of period             $1.00        $1.00        $1.00        $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.0298       0.0223       0.0051       0.0261      0.0302      0.0284
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.0298)     (0.0223)     (0.0051)     (0.0261)    (0.0302)    (0.0284)
Net asset value, end of period                   $1.00        $1.00        $1.00        $1.00       $1.00       $1.00
TOTAL RETURN++                                   3.02%        2.23%        0.50%        2.64%       3.06%       2.88%
============================================== ========== ============ ============ ==========  ==========  ==========
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $226,491     $284,041     $503,000     $539,000    $598,000    $493,000
Ratio of operating expenses to average net
  assets                                         0.55%        0.55%+       0.58%+      0.56%(a)    0.57%(a)    0.57%(a)
Ratio of net investment income to average net
 assets                                          2.98%        2.45%+       2.43%+       2.61%       3.01%       2.83%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.63%        0.63%+       0.62%+      0.59%(a)    0.60%(a)    0.60%(a)

                                 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Investor Class Shares, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   INVESTOR -- 8/01



[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)

                1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                                    [Graphic]


   NOT FDIC INSURED
   MAY LOSE VALUE
   NO BANK GUARANTEE






     Money Market Funds

     Prospectus -- Investor Class and Service Class Shares

     August 1, 2001




Nations Cash Reserves

Nations Treasury Reserves






The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------



[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 27.


     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance (FDIC) Corporation or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.



This booklet, which is called a prospectus, tells you about two Nations Money Market Funds -- Nations Cash Reserves and Nations Treasury Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor Class and Service Class Shares of the Funds. These classes of shares are designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more about who is eligible to buy these classes of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed, or have relatively low risk. Your original investment and your return aren't guaranteed however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call your investment professional at 1.800.303.7371.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 11.


[Graphic]
        About the Funds

Nations Cash Reserves        4
Sub-adviser: BACAP
--------------------------------
Nations Treasury Reserves    7
Sub-adviser: BACAP
--------------------------------
Other important information 10
--------------------------------
How the Funds are managed   11

[Graphic]
        About your investment

Information for investors
  Choosing a share class                            14
  Buying, selling and exchanging shares             15
  How selling and servicing agents are paid         21
  Distributions and taxes                           22
-------------------------------------------------------
Financial highlights                                24
-------------------------------------------------------
Terms used in this prospectus                       27
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 12.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant it, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call your investment professional at 1.800.303.7371 for the Fund's current 7-day yield.


[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     6.10%
     2000

          *Year-to-date return as of June 30, 2001: 2.41%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:  1.57%
Worst: 1st quarter 2000: 1.36%

     Average annual total return as of December 31, 2000

                               Since
                      1 year inception*
Investor Class Shares 6.10%    5.61%
Service Class Shares  5.41%    4.96%

     *The inception dates of Investor Class Shares and Service Class Shares are April 12, 1999 and April 28, 1999, respectively.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.





[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                    Investor Service
Shareholder fees                                     Class    Class
(Fees paid directly from your investment)            Shares  Shares
Maximum sales charge (load) imposed on purchases     none     none
Maximum deferred sales charge (load)                 none     none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                      0.15%    0.15%
Distribution (12b-1) and shareholder servicing fees  0.35%    1.00%
                                                     0.12%    0.12%
Other expenses                                      -----    -----
Total annual Fund operating expenses                 0.62%    1.27%
                                                    (0.07)%  (0.07)%
Fee waivers and/or reimbursements                   -------  -------
Total net expenses/2/                                0.55%    1.20%
                                                    =====    =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class or Service Class Shares of the
        Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768
Service Class Shares   $122   $396    $690    $1,528

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 12.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.


[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the
      SAI.



[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     Call your investment professional at 1.800.303.7371 for the Fund's current 7-day yield.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]

     5.82%
     2000

          *Year-to-date return as of June 30, 2001: 2.30%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.52%
Worst: 1st quarter 2000: 1.28%

     Average annual total return as of December 31, 2000

                               Since
                      1 year inception*
Investor Class Shares 5.82%    5.33%
Service Class Shares  5.14%    4.70%

     *The inception dates of Investor Class Shares and Service Class Shares are
      April 12, 1999 and May 17, 1999, respectively.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                    Investor Service
Shareholder fees                                     Class    Class
(Fees paid directly from your investment)            Shares  Shares
Maximum sales charge (load) imposed on purchases     none     none
Maximum deferred sales charge (load)                 none     none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                      0.15%    0.15%
Distribution (12b-1) and shareholder servicing fees  0.35%    1.00%
                                                     0.12%    0.12%
Other expenses                                      -----    -----
Total annual Fund operating expenses                 0.62%    1.27%
                                                    (0.07)%  (0.07)%
Fee waivers and/or reimbursements                   -------  -------
Total net expenses/2/                                0.55%    1.20%
                                                    =====    =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class or Service Class Shares of the
        Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year 3 years 5 years 10 years
Investor Class Shares  $56    $191    $339     $768
Service Class Shares   $122   $396    $690    $1,528

[Graphic]
       Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of either Fund cannot be changed without shareholder approval.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for both Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                          Maximum  Actual fee
                          advisory  paid last
                            fee    fiscal year
Nations Cash Reserves      0.15%      0.15%
Nations Treasury Reserves  0.15%      0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP's Taxable Money Market Management Team is responsible for making the day-to-day investment decisions for each Fund.

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809



Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------

[Graphic]
     We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.


     [Graphic]

      For more information about how to choose a share class, contact your investment professional at 1.800.303.7371.

     For more information about distribution (12b-1) and shareholder servicing fees, see How selling and servicing agents are paid.


[Graphic]

        Choosing a share class

Before you can invest in the Funds, you'll need to choose a share class. There are two classes of shares for each Fund offered by this prospectus. Each class has its own fees and expenses. The table below compares the fees and other features of the share classes.

                                        Investor Class     Service Class
                                            Shares            Shares
Maximum amount you can buy                 no limit          no limit
Maximum front-end sales charge               none              none
Maximum deferred sales charge                none              none
Redemption fee                               none              none
Maximum annual distribution                  0.10%             0.75%
(12b-1) and shareholder servicing fees   distribution      distribution
                                          (12b-1) fee       (12b-1) fee
                                       0.25% service fee 0.25% service fee
Conversion feature                           none              none

The share class you choose will depend on how much you're investing and how long you're planning to stay invested.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees.

[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
        Buying, selling and exchanging shares


This prospectus offers Investor Class and Service Class Shares of the Funds. Here are some general rules about these classes of shares:

  .Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide specific services.

  .Service Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment in Investor Class Shares is $25,000.
   Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment.

  .The minimum initial investment in Service Class Shares is $1,000.

  .There is no minimum for additional investments in either Investor Class or Service Class Shares.

  .The minimum initial investment is $10,000 for Investor Class Shares and $100 for Service Class Shares using the Systematic Investment Plan. The minimum for additional investments under this plan is $1,000 for Investor Class Shares and $100 for Service Class Shares.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Investor Class and Service Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Please contact your investment professional at 1.800.303.7371 if you have any questions, or you need help placing an order.

                                Ways to
                              buy, sell or            How much you can buy,
                                exchange                sell or exchange                          Other things to know
                              ------------- ------------------------------------------ ------------------------------------------
Buying shares                 In a lump sum minimum initial investment:                There is no limit to the amount you can
                                            .$25,000 for Investor Class Shares         invest in Investor Class or Service Class
                                            .$1,000 for Service Class Shares           Shares.
                                            minimum additional investment:
                                            .none
Selling shares                In a lump sum .you can sell up to $50,000 of your shares We usually send you the sale proceeds
                                             by telephone, otherwise there are no      on the same day that we receive your
                                             limits to the amount you can sell         order.

                                            .other restrictions may apply to           If you paid for your shares with a check
                                             withdrawals from retirement plan          that wasn't certified, we'll hold the sale
                                             accounts                                  proceeds when you sell those shares for
                                                                                       at least 15 days after the trade date of
                                                                                       the purchase, or until the check has
                                                                                       cleared, whichever is later.
----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares             In a lump sum .minimum $25,000 per exchange for          You can exchange Investor Class Shares
                                             Investor Class Shares                     of a Fund for Investor Class Shares of any
                                            .minimum $1,000 per exchange for           other Nations Reserves Money Market
                                             Service Class Shares                      Funds. You can exchange Service Class
                                                                                       Shares of a Fund for Service Class Shares
                                                                                       of any other Nations Reserves Money
                                                                                       Market Funds.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 5:00 p.m. Eastern time each business day (unless the Fund closes early) for these share classes of each Fund.

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in the Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
   Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Investor Class and Service Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Investor Class Shares or 5:30 p.m.
           Eastern time for Service Class Shares of Nations Cash Reserves and Nations Treasury Reserves, except:

             .Payment must be received for Nations Treasury Reserves by 4:00
              p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Cash Reserves by 4:00 p.m.
              Eastern time on the last business day of the calendar year

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.




[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange between the two Nations Reserves Money Market Funds described in this prospectus.

         .You must exchange at least $25,000 for Investor Class Shares or $1,000 for Service Class Shares at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.


                                    [Graphic]

                                      % Icon

        How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor Class or 0.75% of the average daily net assets of Service Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor Class and Service Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .an additional amount of up to 0.75% of the net asset value per share on all sales of Service Class Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power or compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to its shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. Please contact your financial adviser for more information about distributions.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves            For a Share outstanding throughout each period

                                                 Year ended Period ended
       Investor Class Shares                      03/31/01   03/31/00*
       Net asset value, beginning of period        $1.00       $1.00
       Income from investment operations:
       Net investment income                       0.0593      0.0484
       Less distributions:
       Dividends from net investment income       (0.0593)    (0.0484)
       Net asset value, end of period              $1.00       $1.00
       Total return++                              6.09%       4.94%
       -----------------------------------------
       -----------------------------------------
       Ratios to average net assets/supplemental
        data:
       Net assets, end of period (in 000's)      $7,585,825  $7,068,117
       Ratio of operating expenses to average
        net assets                                0.55%(a)  0.55%+(a)(b)
       Ratio of net investment income to average
        net assets                                 5.87%       5.02%+
       Ratio of operating expenses to average
        net assets without waivers and/or
        expense reimbursements                    0.62%(a)   0.64%+(a)

                                 * Cash Reserves Investor Class Shares
                                 commenced operations on April 12, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Cash Reserves            For a Share outstanding throughout each period

                                                 Year ended Period ended
       Service Class Shares                       03/31/01   03/31/00*
       Net asset value, beginning of period        $1.00       $1.00
       Income from investment operations:
       Net investment income                       0.0528      0.0404
       Less distributions:
       Dividends from net investment income       (0.0528)    (0.8404)
       Net asset value, end of period              $1.00       $1.00
       Total return++                              5.41%       4.11%
       -----------------------------------------
       -----------------------------------------
       Ratios to average net assets/supplemental
        data:
       Net assets, end of period (in 000's)       $913,512    $512,318
       Ratio of operating expenses to average
        net assets                                1.20%(a)  1.20%+(a)(b)
       Ratio of net investment income to average
        net assets                                 5.22%       4.37%+
       Ratio of operating expenses to average
        net assets without waivers and/or
        expense reimbursements                    1.27%(a)   1.29%+(a)

                                 * Cash Reserves Service Class Shares commenced operations on April 28, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout each period

                                          Year ended  Period ended
Investor Class Shares                      03/31/01    03/31/00*
Net asset value, beginning of period         $1.00       $1.00
Income from investment operations:
Net investment income                       0.0568       0.0455
Less distributions:
Dividends from net investment income       (0.0568)     (0.0455)
Net asset value, end of period               $1.00       $1.00
Total return++                               5.83%       4.65%
------------------------------------------------------------------
------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $700,202     $573,261
Ratio of operating expenses to average
 net assets                               0.55%(a)(b) 0.55%+(a)(b)
Ratio of net investment income to average
 net assets                                  5.64%       4.71%+
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                    0.62%(a)    0.63%+(a)

                                * Treasury Reserves Investor Class Shares commenced operations on April 12, 1999.
                                + Annualized.
                                ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout each period

                                          Year ended  Period ended
Service Class Shares                       03/31/01    03/31/00*
Net asset value, beginning of period         $1.00       $1.00
Income from investment operations:
Net investment income                       0.0503       0.0358
Less distributions:
Dividends from net investment income       (0.0503)     (0.0358)
Net asset value, end of period               $1.00       $1.00
Total return++                               5.14%       3.63%
------------------------------------------------------------------
------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $343,240     $244,035
Ratio of operating expenses to average
 net assets                               1.20%(a)(b) 1.20%+(a)(b)
Ratio of net investment income to average
 net assets                                  4.99%       4.06%+
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                    1.27%(a)    1.28%+(a)

                                * Treasury Reserves Service Class Shares commenced operations on May 17, 1999.
                                + Annualized.
                                ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   SVBINVSER-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling 1.800.303.7371.

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 [LOGO] Nations Funds

                                        [Graphic]

       NOT FDIC INSURED
       MAY LOSE VALUE
       NO BANK GUARANTEE

       NATIONS FUNDS


    Prospectus

    August 1, 2001



  Nations
  Cash Reserves

  Nations Money
  Market Reserves

  Nations
  Treasury Reserves

  Nations
  Government
  Reserves

  Nations
  Municipal Reserves

  Nations
  California
  Tax-Exempt
  Reserves

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to t he contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 43.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.



This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Service Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 26.




[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 21
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              26

[Graphic]
        About your investment

Information for investors
  Buying, selling and exchanging shares             29
    How orders are processed                        31
  How selling and servicing agents are paid         36
  Distributions and taxes                           37
-------------------------------------------------------
Financial highlights                                39
-------------------------------------------------------
Terms used in this prospectus                       43
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]

      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier'' because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.



Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Service Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

                                       5.41%
     2000

          *Year-to-date return as of June 30, 2001: 2.08%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.40%
Worst: 1st quarter 2000:         1.20%

     Average annual total return as of December 31, 2000

                              Since
                     1 year inception*
Service Class Shares 5.41%    4.96%

     *The inception date of Service Class Shares is April 28, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.12%
Other expenses                                            -----
Total annual Fund operating expenses                       1.27%
                                                          (0.07)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.


     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Service Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.41%
     2000

          *Year-to-date return as of June 30, 2001: 2.07%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:  1.40%
Worst: 1st quarter 2000: 1.21%

     Average annual total return as of December 31, 2000

                              Since
                     1 year inception*
Service Class Shares 5.41%    5.00%

     *The inception date of Service Class Shares is May 18, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)           Service Class Shares
    Maximum sales charge (load) imposed on purchases           none
    Maximum deferred sales charge (load)                       none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Distribution (12b-1) and shareholder servicing fees        1.00%
                                                               0.12%
    Other expenses                                            -----
    Total annual Fund operating expenses                       1.27%
                                                              (0.07)%
    Fee waivers and/or reimbursements                         -------
    Total net expenses/2/                                      1.20%
                                                              =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Service Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.14%
     2000

          *Year-to-date return as of June 30, 2001: 1.97%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.35%
Worst: 1st quarter 2000: 1.12%

     Average annual total return as of December 31, 2000

                              Since
                     1 year inception*
Service Class Shares 5.14%    4.70%

     *The inception date of Service Class Shares is May 17, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.12%
Other expenses                                            -----
Total annual Fund operating expenses                       1.27%
                                                          (0.07)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $396    $690    $1,528

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Service Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                        [CHART]


    5.28%
    2000
          *Year-to-date return as of June 30, 2001: 2.04%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.37%
Worst: 1st quarter 2000:         1.16%

     Average annual total return as of December 31, 2000

                              Since
                     1 year inception*
Service Class Shares 5.28%    4.88%

     *The inception date of Service Class Shares is June 8, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.14%
Other expenses                                            -----
Total annual Fund operating expenses                       1.29%
                                                          (0.09)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $400    $699    $1,549

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.24%     3.00%      2.69%      3.57%
     1997      1998       1999       2000


          *Year-to-date return as of June 30, 2001: 1.41%

     Best and worst quarterly returns during this period

Best: 2nd and 4th quarters 2000: 0.94%
Worst: 1st quarter 1999:         0.57%

     Average annual total return as of December 31, 2000

                             Since
                    1 year inception*
Market Class Shares 3.57%    3.12%

     *The inception date of Market Class Shares is May 3, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.14%
Other expenses                                            -----
Total annual Fund operating expenses                       1.29%
                                                          (0.09)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $400    $699    $1,549

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.



Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     2.84%      2.51%      2.26%      2.84%
     1997       1998       1999       2000

          *Year-to-date return as of June 30, 2001: 1.06%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  0.77%
Worst: 1st quarter 1999: 0.48%

     Average annual total return as of December 31, 2000

                            Since
                   1 year inception*
Daily Class Shares 2.84%    2.62%

     *The inception date of Daily Class Shares is October 2, 1996.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Service Class Shares
Maximum sales charge (load) imposed on purchases           none
Maximum deferred sales charge (load)                       none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                            0.15%
Distribution (12b-1) and shareholder servicing fees        1.00%
                                                           0.13%
Other expenses                                            -----
Total annual Fund operating expenses                       1.28%
                                                          (0.08)%
Fee waivers and/or reimbursements                         -------
Total net expenses/2/                                      1.20%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Service Class Shares  $122   $398    $695    $1,538

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                                 Maximum  Actual fee
                                                 advisory  paid last
                                                   fee    fiscal year
          Nations Cash Reserves                   0.15%      0.15%
          Nations Money Market Reserves           0.15%      0.15%
          Nations Treasury Reserves               0.15%      0.15%
          Nations Government Reserves             0.15%      0.14%
          Nations Municipal Reserves              0.15%      0.14%
          Nations California Tax-Exempt Reserves  0.15%      0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255



Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809



Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Service Class Shares of the Funds. Here are some general rules about this class of shares:

  .Service Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $1,000. There is no minimum for additional investments.

  .The minimum initial investment is $100 using the Systematic Investment Plan.
   The minimum for additional investments under this plan is $100.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Service Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                                 Ways to
                               buy, sell or             How much you can buy,
                                 exchange                 sell or exchange
                              --------------- ------------------------------------------
Buying shares                 In a lump sum   minimuminitial investment:
                                              .$1,000
                                              minimumadditional investment:
                                              .none
                              Using our       minimuminitial investment:
                              Systematic      .$100
                              Investment Plan minimumadditional investment:
                                              .$100
-----------------------------------------------------------------------------------------
Selling shares                In a lump sum   .you can sell up to $50,000 of your
                                               shares by telephone, otherwise there
                                               are no limits to the amount you can sell
                                              .other restrictions may apply to
                                               withdrawals from retirement plan
                                               accounts



                              Using our free  .minimum $250 per check
                              checkwriting
                              service

                              Using our       .minimum $25 per withdrawal
                              Automatic
                              Withdrawal Plan


-----------------------------------------------------------------------------------------
Exchanging shares             In a lump sum   . minimum $1,000 per exchange




                                           Other things to know
                              ----------------------------------------------
Buying shares                 There is no limit to the amount you can invest
                              in Service Class Shares.


                              You can buy shares twice a month, monthly or quarterly, using automatic transfers from your bank account.

-----------------------------------------------------------------------------
Selling shares                We usually send you the sale proceeds on the
                              same day that we receive your order.

                              If you paid for your shares with a check that
                              wasn't certified, we'll hold the sale proceeds
                              when you sell those shares for at least 15
                              days after the trade date of the purchase, or
                              until the check has cleared, whichever is
                              later.
                              You can write checks for free. You can only
                              use checks to make partial withdrawals from
                              a Fund. You can't use a check to make a full
                              withdrawal from a Fund.
                              Your account balance must be at least $10,000
                              to set up the plan. You can make withdrawals
                              twice a month, monthly, quarterly, bi-annually
                              or annually. We'll send your money by check
                              or deposit it directly to your bank account.
-----------------------------------------------------------------------------
Exchanging shares             You can exchange Service Class shares of a
                              Fund for Service Class Shares of any other
                              Nations Reserves Money Market Fund.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.



Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Service Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:

            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund

            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves.

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.



Systematic Investment Plan
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

Checkwriting service
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  .Your account balance must be at least $10,000 to set up the plan.

  .If you set up the plan after you've opened your account, your signature must be guaranteed.

  .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

  .We'll send you a check or deposit the money directly to your bank account.

  .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.



[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Service Class Shares of a Fund for Service Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $1,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.



[Graphic]
      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.75% of the average daily net assets of Service Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Service Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .an additional amount of up to 0.75% of the net asset value per share on all sales of Service Class Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.



[Graphic]
      Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information about
      taxes, please see the SAI.



How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of the Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Service Class Shares of Nations California Tax-Exempt Reserves are not provided because this class of shares had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves
                                 For a Share outstanding throughout each period

                                       Year ended Period ended
Service Class Shares                    03/31/01   03/31/00*
Net asset value, beginning of period     $1.00       $1.00
Income from investment operations:
Net investment income                    0.0528      0.0404
Less distributions:
Dividends from net investment income    (0.0528)    (0.0404)
Net asset value, end of period           $1.00       $1.00
Total return++                           5.41%       4.11%
--------------------------------------------------------------
--------------------------------------------------------------
Ratio to average net assets/
 supplemental data:
Net assets, end of period (in 000's)    $913,512    $512,318
Ratio of operating expenses to average
 net assets                             1.20%(a)  1.20%+(a)(b)
Ratio of net investment income to
 average net assets                      5.22%       4.37%+
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                 1.27%(a)   1.29%+(a)

                                 * Cash Reserves Service Class Shares commenced operations on April 28, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves
                                 For a Share outstanding throughout each period

                                               Year ended  Period ended
        Service Class Shares                    03/31/01    03/31/00*
        Net asset value, beginning of period      $1.00       $1.00
        Income from investment operations:
        Net investment income                    0.0525       0.0386
        Less distributions:
        Dividends from net investment income    (0.0525)     (0.0386)
        Net asset value, end of period            $1.00       $1.00
        Total return++                            5.38%       3.93%
        --------------------------------------
        --------------------------------------
        Ratio to average net assets/
         supplemental data:
        Net assets, end of period (in 000's)    $203,160     $80,500
        Ratio of operating expenses to average
         net assets                            1.20%(a)(b) 1.20%+(a)(b)
        Ratio of net investment income to
         average net assets                       5.19%       4.64%+
        Ratio of operating expenses to average
         net assets without waivers and/or
         expense reimbursements                 1.27%(a)    1.33%+(a)

                                 * Money Market Reserves Service Class Shares commenced operations on May 18, 1999. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves
                                 For a Share outstanding throughout each period

                                               Year ended  Period ended
        Service Class Shares                    03/31/01    03/31/00*
        Net asset value, beginning of period      $1.00       $1.00
        Income from investment operations:
        Net investment income                    0.0503       0.0358
        Less distributions:
        Dividends from net investment income    (0.0503)     (0.0358)
        Net asset value, end of period            $1.00       $1.00
        Total return++                            5.14%       3.63%
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Ratio to average net assets/
         supplemental data:
        Net assets, end of period (in 000's)    $343,240     $244,035
        Ratio of operating expenses to average
         net assets                            1.20%(a)(b) 1.20%+(a)(b)
        Ratio of net investment income to
         average net assets                       4.99%       4.06%+
        Ratio of operating expenses to average
         net assets without waivers and/or
         expense reimbursements                 1.27%(a)    1.28%+(a)

                                 * Treasury Reserves Service Class Shares commenced operations on May 17, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves
                                 For a Share outstanding throughout each period

                                               Year ended  Period ended
        Service Class Shares                    03/31/01    03/31/00*
        Net asset value, beginning of period      $1.00       $1.00
        Income from investment operations:
        Net investment income                    0.0515       0.0348
        Less distributions:
        Dividends from net investment income    (0.0515)     (0.0348)
        Net asset value, end of period            $1.00       $1.00
        Total return++                            5.27%       3.53%
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Ratio to average net assets
         supplemental data:
        Net assets, end of period (in 000's)     $26,001     $10,000
        Ratio of operating expenses to average
         net assets                            1.20%(a)(b) 1.20%+(a)(b)
        Ratio of net investment income to
         average net assets                       5.06%       4.26%+
        Ratio of operating expenses to average
         net assets without waivers and/or
         expense reimbursements                 1.29%(a)    1.29%+(a)

                                 * Government Reserves Service Class Shares commenced operations on June 8, 1999. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves
                                 For a Share outstanding throughout each period

                                          Year ended Period ended
Service Class Shares                       03/31/01   03/31/00*
Net asset value, beginning of period        $1.00       $1.00
Income from investment operations:
Net investment income                       0.0292      0.0048
Less distributions:
Dividends from net investment income       (0.0292)    (0.0048)
Net asset value, end of period              $1.00       $1.00
Total return++                              2.96%       0.48%
-----------------------------------------------------------------
-----------------------------------------------------------------
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $10,000      $1,000
Ratio of operating expenses to average
 net assets                                 1.20%       1.20%+
Ratio of net investment income to average
 net assets                                 2.93%       2.29%+
Ratio of operating expenses to average
 net assets without waivers
 and/or expense reimbursements              1.29%       1.30%+

                                 * Municipal Reserves Service Class Shares commenced operations on January 21, 2000. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
      Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number:
     Nations Reserves, 811-6030

     SERVICE - 8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)

                 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

   [LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE





     Money
     Market Funds

     Prospectus -- Institutional Class Shares

     August 1, 2001

 Nations Cash Reserves






 The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]
     YOU'LL FIND Terms used in
     this prospectus ON PAGE 20.

     YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about one Nations Money Market Fund -- Nations Cash Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Fund. This class of shares is designed primarily for institutional investors that purchase their shares through financial institutions or intermediaries. Please turn to Buying and selling shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUND
Nations Cash Reserves seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Cash Reserves may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

It may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call your investment professional at 1.800.303.7371.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT BA ADVISORS AND BACAP STARTING ON PAGE 8.



[Graphic]
       About the Fund

                        NATIONS CASH RESERVES       4
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION 7
                        -------------------------------
                        HOW THE FUND IS MANAGED     8

[Graphic]
      About your investment

                  INFORMATION FOR INVESTORS
                    Buying and selling shares               11
                    Shareholder administration fees         14
                    Distributions and taxes                 15
                  --------------------------------------------
                  FINANCIAL HIGHLIGHTS                      17
                  --------------------------------------------
                  TERMS USED IN THIS PROSPECTUS             19
                  --------------------------------------------
                  WHERE TO FIND MORE INFORMATION    BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 9.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS CASH RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .commercial paper

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S 7-DAY YIELD.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     5.91%  3.55%  2.89%  3.90%  6.02%  5.44%  5.62%  5.58%  5.22%  6.47%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001:  2.59%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 1st quarter 1991:  1.68%
Worst: 4th quarter 1993: 0.70%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                               Since
                     1 year 5 years 10 years inception*
Capital Class Shares 6.47%   5.67%   5.05%     5.13%

     *The inception date of Capital Class Shares is October 10, 1990.

[Graphic]

     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.12%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.31%
                                                       (0.07)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

    /1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees. /

    /2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. /

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year 3 years
Institutional Class Shares  $25     $93

[Graphic]
       Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of its assets in a single security, other than U.S. government securities; however, it may invest up to 25% of its assets in a first-tier security for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund cannot be changed without shareholder approval.

      .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family including the Money Market Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                      Maximum  Actual fee
                      advisory  paid last
                        fee    fiscal year
Nations Cash Reserves  0.15%      0.15%

[Graphic]
     BANC OF AMERICA
     CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Fund. The Taxable Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201



[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY
     WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly. The Fund also pays shareholder administration fees to BA Advisors, its affiliates and/or other financial institutions and intermediaries for providing services to investors.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------



[Graphic]
     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]
       Buying and selling shares

This prospectus offers Institutional Class Shares of the Fund. Here are some general rules about this class of shares:

.. Institutional Class Shares are available to institutional investors on a direct basis or through financial institutions or intermediaries. These include:

  .Bank of America and certain of its affiliates

  .certain other financial institutions and intermediaries, including financial planners and investment advisers.

.. The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

.. There is no minimum amount for additional investments.

.. There are no sales charges for buying or selling these shares.

You'll find more information about buying and selling Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying and selling shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying or selling, or you need help placing an order, please call your investment professional at 1.800.303.7371.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. NATIONS CASH RESERVES RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 5:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in Nations Cash Reserves.

HOW ORDERS ARE PROCESSED
Orders to buy or sell shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, except:

      .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy shares. If this happens, we'll return any money we've received.

[Graphic]
     BUYING SHARES
     Here are some general rules for buying shares:

         .You buy Institutional Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early), or we'll refuse the order:

        . 5:30 p.m. Eastern time for Nations Cash Reserves, except:

          . Payment must be received for Nations Cash Reserves by 4:00 p.m.
            Eastern time on the last business day of the calendar year

     If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     SELLING SHARES

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


                                    [Graphic]

                                      % Icon

       Shareholder administration fees

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Fund under a shareholder administration plan.

Fees are calculated daily and paid monthly. Over time, these fees will increase the cost of your investment.

The Fund pays these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Fund for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]
       Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.

The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.303.7371.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

    [Graphic]
     FOR MORE INFORMATION ABOUT
     TAXES, PLEASE SEE THE SAI.


HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Fund does not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
       Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CASH RESERVES
                                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                          PERIOD ENDED
INSTITUTIONAL CLASS SHARES                 03/31/01*
Net asset value, beginning of period         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.0192
LESS DISTRIBUTIONS:
Dividends from net investment income       (0.0192)
Net asset value, end of period               $1.00
TOTAL RETURN++                               1.90%
=-----------------------------------------------------
RATIO TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $651,116
Ratio of operating expenses to average
  net assets                               0.24%+(a)
Ratio of net investment income to average
  net assets                                6.18%+
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                   0.31%+(a)

                                 * Cash Reserves Institutional Class Shares commenced operations on November 30, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   SURINST-8/01


      Where to find more information
[Graphic]
You'll find more information about Nations Cash Reserves in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling 1.800.303.7371.

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
[LOGO] Nations Funds

                                    [Graphic]


Not FDIC Insured
May Lose Value
No Bank Guarantee

Nations Funds


Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations Government Reserves

Nations
Municipal Reserves

Nations
California Tax-Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Prospectus
August 1, 2001

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

    [Graphic]
      You'll find Terms used in
      this prospectus on page 40.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Trust Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------




[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

      [Graphic]
      You'll find more about
      BA Advisors and BACAP
      starting on page 25.




[Graphic]

        About the Funds


                       Nations Cash Reserves          4
                       Sub-adviser: BACAP
                       ----------------------------------
                       Nations Money Market Reserves  7
                       Sub-adviser: BACAP
                       ----------------------------------
                       Nations Treasury Reserves     10
                       Sub-adviser: BACAP
                       ----------------------------------
                       Nations Government Reserves   13

                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Municipal Reserves             16
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations California Tax-Exempt Reserves 20
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Other important information            24
                   -------------------------------------------
                   How the Funds are managed              25

[Graphic]
       About your investment

               Information for investors
                 Buying, selling and exchanging shares         28
                 Shareholder administration fees               33
                 Distributions and taxes                       34
               ---------------------------------------------------
               Financial highlights                            36
               ---------------------------------------------------
               Terms used in this prospectus                   40
               ---------------------------------------------------
               Where to find more information          back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about
     other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]

     6.36%
     2000

          *Year-to-date return as of June 30, 2001: 2.54%

     Best and worst quarterly returns during this period

                     Best: 3rd and 4th quarters 2000: 1.63%
                     Worst: 1st quarter 2000:         1.43%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                      Trust Class Shares 6.36%     5.94%

     *The inception date of Trust Class Shares is May 17, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


     Shareholder fees
     (Fees paid directly from your investment)           Trust Class Shares
      Maximum sales charge (load) imposed on purchases          none
      Maximum deferred sales charge (load)                      none

     Annual Fund operating expenses/1/
     (Expenses that are deducted from the Fund's assets)
      Management fees                                           0.15%
      Shareholder administration fees                           0.10%
                                                                0.12%
      Other expenses                                            -----
      Total annual Fund operating expenses                      0.37%
                                                               (0.07)%
      Fee waivers and/or reimbursements                        -------
      Total net expenses/2/                                     0.30%
                                                                =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $112    $201     $461

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
       You'll find more about
       other risks of investing in
       this Fund in Other important information and in the SAI.
[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     5.05%   6.30%
     1999    2000

          *Year-to-date return as of June 30, 2001: 2.50%

     Best and worst quarterly returns during this period

                    Best: 3rd and 4th quarters 2000:  1.61%
                    Worst: 1st and 2nd quarters 1999: 1.16%

     Average annual total return as of December 31, 2000

                                Since
                       1 year inception*
Liquidity Class Shares 6.30%    5.59%

     *The inception date of Liquidity Class Shares is August 7, 1998.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]

     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none

        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.12%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.37%
                                                               (0.07)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year   3 years 5 years  10 years
             Trust Class Shares  $31     $112        $201     $461

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
       You'll find more about
       BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioner's Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's been given the highest credit rating considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations


  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     You'll find more about
     other risks of investing
     in this Fund in Other
     important information
     and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     6.09%
     2000

          *Year-to-date return as of June 30, 2001: 2.42%

     Best and worst quarterly returns during this period

                         Best: 4th quarter 2000:  1.58%
                         Worst: 1st quarter 2000: 1.34%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                      Trust Class Shares  6.09%    5.65%

     *The inception date of Trust Class Shares is May 17, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none

        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.12%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.37%
                                                               (0.07)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $112    $201     $461

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.



Nations Government Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

       .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
       .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
       .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]

     6.23%
     2000

          *Year-to-date return as of June 30, 2001: 2.49%

     Best and worst quarterly returns during this period

                  Best: 3rd and 4th quarters 2000: 1.60%
                  Worst: 1st quarter 2000:         1.39%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                      Trust Class Shares 6.23%    5.78%

     *The inception date of Trust Class Shares is May 17, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                              Trust
           Shareholder fees                                   Class
          (Fees paid directly from your investment)           Shares
           Maximum sales charge (load) imposed on purchases    none
           Maximum deferred sales charge (load)                none

           Annual Fund operating expenses/1/
          (Expenses that are deducted from the Fund's assets)
           Management fees                                     0.15%
           Shareholder administration fees                     0.10%
                                                               0.14%
           Other expenses                                      -----
           Total annual Fund operating expenses                0.39%
                                                              (0.09)%
           Fee waivers and/or reimbursements                  -------
           Total net expenses/2/                               0.30%
                                                               =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $116    $210     $484

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

 [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is
     a short-term debt
     security that's an
     eligible investment for
     money market funds. It's
     "first-tier" because it's
     been given the highest
     credit rating by an NRSRO
     or is considered to be of
     comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    You'll find more about
    other risks of investing in
    this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     3.93%
     2000

          *Year-to-date return as of June 30, 2001: 1.59%

     Best and worst quarterly returns during this period

                         Best: 4th quarter 2000:  1.03%
                         Worst: 1st quarter 2000: 0.83%

     Average annual total return as of December 31, 2000

                            Since
                   1 year inception*
Trust Class Shares 3.93%    3.65%

     *The inception date of Trust Class Shares is May 17, 1999.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                                     Trust Class
        (Fees paid directly from your investment)              Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none

        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
        Management fees                                          0.15%
        Shareholder administration fees                          0.10%
                                                                 0.14%
        Other expenses                                         -------
        Total annual Fund operating expenses                     0.39%
                                                               (0.09)%
        Fee waivers and/or reimbursements                      -------
        Total net expenses/2/                                    0.30%
                                                               =======

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $116    $210     $484

[Graphic]
     About the sub-adviser

     BACAP is this Fund's subadviser. BACAP's Tax Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 26.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
    You'll find more about
    other risks of investing in
    this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred investments and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

                                       3.35%
     2000

          *Year-to-date return as of June 30, 2001: 1.32%

     Best and worst quarterly returns during this period

                     Best: 2nd and 4th quarters 2000: 0.89%
                     Worst: 1st quarter 2000:         0.68%

     Average annual total return as of December 31, 2000

                                                  Since
                                         1 year inception*
                      Trust Class Shares 3.35%    3.27%

     *The inception date of Trust Class Shares is May 24, 1999.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees                                    Trust Class
        (Fees paid directly from your investment)             Shares
         Maximum sales charge (load) imposed on purchases       none
         Maximum deferred sales charge (load)                   none

        Annual Fund operating expenses/1/
        (Expenses that are deducted from the Fund's assets)
         Management fees                                        0.15%
         Shareholder administration fees                        0.10%
                                                                0.13%
         Other expenses                                         -----
         Total annual Fund operating expenses                   0.38%
                                                               (0.08)%
         Fee waivers and/or reimbursements                     -------
         Total net expenses/2/                                  0.30%
                                                                =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 year 3 years 5 years 10 years
               Trust Class Shares  $31    $114    $205     $473

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza Charlotte, North Carolina 28255


[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                    0.15%     0.15%
Nations Money Market Reserves            0.15%     0.15%
Nations Treasury Reserves                0.15%     0.15%
Nations Government Reserves              0.15%     0.14%
Nations Municipal Reserves               0.15%     0.14%
Nations California Tax-Exempt Reserves   0.15%     0.15%

[Graphic]
   Banc of America
   Capital Management, LLC

   One Bank of America Plaza Charlotte, North Carolina 28255




Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to BA Advisors or financial institutions for providing services to investors.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
   When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.




[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Trust Class Shares of the Funds. Here are some general rules about this class of shares:

..Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

  .Bank of America and certain of its affiliates

  .certain other financial institutions and intermediaries, including financial planners and investment advisers

  .institutional investors

  .charitable foundations

  .endowments

  .other funds in the Nations Funds Family.

..The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.

..There is no minimum amount for additional investments.

..There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and NationsTreasury Reserves .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund
    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Municipal Reserves
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying Shares

     Here are some general rules for buying shares:

         .You buy Trust Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

           .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
            Market Reserves and Nations Treasury Reserves, except:

             .Payment must be received for Nations Treasury Reserves by 4:00
              p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Money Market Reserves by
              4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Cash Reserves by 4:00 p.m.
              Eastern time on the last business day of the calendar year

           .4:00 p.m. Eastern time for Nations Government Reserves, Nations
            Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares
     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Trust Class Shares of a Fund for:

            .Primary A shares of all other Nations Funds, except Nations Money
             Market Funds

            .Trust Class Shares of Nations Reserves Money Market Funds.

         .You must exchange at least $250,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     Financial institutions and intermediaries may charge other fees for services provided to your account.


                                    [Graphic]


      Shareholder administration fees

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.


    [Graphic]
         For more information
         about taxes, please
         see the SAI.



How taxes affect your investment
Distributions of net investment income, any net short-term capital gain generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves                      For a Share outstanding throughout each period
                                                 Year ended            Period ended
Trust Class Shares                                03/31/01              03/31/00*
Net asset value, beginning of period         $1.00                   $1.00
Income from investment operations:
Net investment income                        0.0618                  0.0463
Less distributions:
Dividends from net investment income        (0.0618)                (0.0463)
Net asset value, end of period               $1.00                   $1.00
Total return++                               6.36%                   4.72%
========================================== ==========             ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)       $2,676,204              $1,719,142
Ratio of operating expenses to average net
 assets                                     0.30%(a)              0.30%+(a)(b)
Ratio of net investment income to average
 net assets                                  6.12%                   5.27%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.37%(a)               0.39%+(a)

                                 * Cash Reserves Trust Class Shares commenced operations on May 17, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves              For a Share outstanding throughout each period
                                                 Year ended            Period ended
Trust Class Shares                                03/31/01              03/31/00*
Net asset value, beginning of period          $1.00                  $1.00
Income from investment operations:
Net investment income                        0.0615                  0.0016
Less distributions:
Dividends from net investment income        (0.0615)                (0.0016)
Net asset value, end of period                $1.00                  $1.00
Total return++                                6.33%                  0.16%
========================================== ===========            ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)         $67,422                  $38
Ratio of operating expenses to average net
 assets                                    0.30%(a)(b)            0.30%+(a)(b)
Ratio of net investment income to average
 net assets                                   6.09%                  5.54%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.37%(a)               0.43%+(a)

                                 * Money Market Reserves Trust Class Shares commenced operations on March 22, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves                  For a Share outstanding throughout each period

                                                 Year ended            Period ended
Trust Class Shares                                03/31/01              03/31/00*
Net asset value, beginning of period          $1.00                  $1.00
Income from investment operations:
Net investment income                        0.0593                  0.0436
Less distributions:
Dividends from net investment income        (0.0593)                (0.0436)
Net asset value, end of period                $1.00                  $1.00
Total return++                                6.09%                  4.45%
========================================== ===========            ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)        $315,854                $506,339
Ratio of operating expenses to average net
 assets                                    0.30%(a)(b)            0.30%+(a)(b)
Ratio of net investment income to average
 net assets                                   5.89%                  4.96%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.37%(a)               0.38%+(a)

                                 * Treasury Reserves Trust Class Shares
                                 commenced operations on May 17, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves                For a Share outstanding throughout each period

                                                 Year ended            Period ended
Trust Class Shares                                03/31/01              03/31/00*
Net asset value, beginning of period          $1.00                  $1.00
Income from investment operations:
Net investment income                        0.0605                  0.0448
Less distributions:
Dividends from net investment income        (0.0605)                (0.0448)
Net asset value, end of period                $1.00                  $1.00
Total return++                                6.22%                  4.57%
========================================== ===========            ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)        $222,765                $125,504
Ratio of operating expenses to average net
 assets                                    0.30%(a)(b)            0.30%+(a)(b)
Ratio of net investment income to average
 net assets                                   5.96%                  5.16%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.39%(a)               0.39%+(a)

                                 * Government Reserves Trust Class Shares commenced operations on May 17, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves                 For a Share outstanding throughout each period

                                                Year ended               Period ended
 Trust Class Shares                              03/31/01                 03/31/00*
Net asset value, beginning of period         $1.00                       $1.00
Income from investment operations:
Net investment income                        0.0382                      0.0280
Less distributions:
Dividends from net investment income        (0.0382)                    (0.0280)
Net asset value, end of period               $1.00                       $1.00
Total return++                               3.88%                       2.83%
========================================== ==========                 ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)        $488,191                    $526,831
Ratio of operating expenses to average net
 assets                                      0.30%                       0.30%+
Ratio of net investment income to average
 net assets                                  3.83%                       3.19%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                              0.39%                       0.40%+

                                 * Municipal Reserves Trust Class Shares
                                 commenced operations on May 17, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Nations California Tax-Exempt
Reserves                                   For a Share outstanding throughout each period

                                                Year ended               Period ended
 Trust Class Shares                              03/31/01                 03/31/00*
Net asset value, beginning of period         $1.00                       $1.00
Income from investment operations:
Net investment income                        0.0323                      0.0239
Less distributions:
Dividends from net investment income        (0.0323)                    (0.0239)
Net asset value, end of period               $1.00                       $1.00
Total return++                               3.27%                       2.41%
========================================== ==========                 ============
Ratio to average net assets/supplemental
data:
Net assets, end of period (in 000's)        $338,801                    $394,837
Ratio of operating expenses to average net
 assets                                      0.30%                       0.30%+
Ratio of net investment income to average
 net assets                                  3.23%                       2.70%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                              0.38%                       0.38%+

                                 * California Tax-Exempt Reserves Trust Class
                                 Shares commenced operations on May 24, 1999.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   TRUST - 8/01


[Graphic]
        Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
     1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds c/o Stephens Inc.
     One Bank of America Plaza 33rd Floor Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


   [LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS
Prospectus
August 1, 2001


Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations Government Reserves

Nations
Municipal Reserves

Nations
California Tax-Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in this prospectus on page 41.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Liquidity Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC


     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about BA Advisors and BACAP starting on page 26.



[Graphic]
        About the Funds

                   Nations Cash Reserves                   4
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Money Market Reserves           7
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Treasury Reserves              10
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Government Reserves            13
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations Municipal Reserves             17
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Nations California Tax-Exempt Reserves 21
                   Sub-adviser: BACAP
                   -------------------------------------------
                   Other important information            25
                   -------------------------------------------
                   How the Funds are managed              26

[Graphic]
      About your investment

             Information for investors
               Buying, selling and exchanging shares             29
               How selling and servicing agents are paid         34
               Distributions and taxes                           35
             -------------------------------------------------------
             Financial highlights                                37
             -------------------------------------------------------
             Terms used in this prospectus                       41
             -------------------------------------------------------
             Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.



Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]

      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.45% 2.78% 3.83% 5.86% 5.29% 5.46% 5.42% 5.06% 6.31%
     1992  1993  1994  1995  1996  1997  1998  1999  2000

          * Year-to-date return as of June 30, 2001: 2.51%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000:                            1.62%
Worst: 2nd, 3rd and 4th quarters 1993 and 1st quarter 1994: 0.68%

     Average annual total return as of December 31, 2000

                                        Since
                       1 year 5 years inception*
Liquidity Class Shares 6.31%   5.51%    4.92%

     *The inception date of Liquidity Class Shares is January 9, 1991.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
                                                            0.12%
Other expenses                                              -----
Total annual Fund operating expenses                        1.12%
                                                           (0.77)%
Fee waivers and/or reimbursements                          -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $279    $542    $1,294

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]

     You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.05%      6.30%
     1999       2000


          *Year-to-date return as of June 30, 2001: 2.50%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000:  1.61%
Worst: 1st and 2nd quarters 1999: 1.16%

     Average annual total return as of December 31, 2000

                                Since
                       1 year inception*
Liquidity Class Shares 6.30%    5.59%

     *The inception date of Liquidity Class Shares is August 7, 1998.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        1.12%
Fee waivers and/or reimbursements                          (0.77)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $279    $542    $1,294

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier adviser

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument. Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                                         [CHART]


     3.31%  2.61%  3.77%  5.70%  5.17%  5.32%  5.23%  4.77%  6.03%
     1992   1993   1994   1995   1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001: 2.40%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.57%
Worst: 2nd quarter 1993: 0.63%

     Average annual total return as of December 31, 2000

                                        Since
                       1 year 5 years inception*
Liquidity Class Shares 6.03%   5.30%    4.72%

     *The inception date of Liquidity Class Shares is January 11, 1991.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.90%
Other expenses                                              0.12%
                                                            -----
Total annual Fund operating expenses                        1.17%
Fee waivers and/or reimbursements                          (0.82)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $290    $564    $1,347

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves


[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
       You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.42% 2.64% 3.67% 5.66% 5.19% 5.34% 5.27% 4.87% 6.17%
     1992  1993  1994  1995  1996  1997  1998  1999  2000

          *Year-to-date return as of June 30, 2001: 2.47%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:  1.59%
Worst: 2nd quarter 1993: 0.64%

     Average annual total return as of December 31, 2000

                                        Since
                       1 year 5 years inception*
Liquidity Class Shares 6.17%   5.37%    4.76%

     *The inception date of Liquidity Class Shares is January 14, 1991.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        1.14%
Fee waivers and/or reimbursements                          (0.79)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $284    $551    $1,315

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]

     You'll find more about
     other risks of investing in
     this Fund in Other important information and in the SAI.


[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     4.04% 2.53% 1.95% 2.52% 3.64% 3.27% 3.42% 3.24% 3.00% 3.88%
     1991  1992  1993  1994  1995  1996  1997  1998  1999  2000

          *Year-to-date return as of June 30, 2001: 1.56%

     Best and worst quarterly returns during this period

                   Best: 1st quarter 1991:  1.07%
                   Worst: 1st quarter 1994: 0.44%

     Average annual total return as of December 31, 2000

                                                            Since
                                  1 year 5 years 10 years inception*
           Liquidity Class Shares 3.88%   3.36%   3.15%     3.27%

     *The inception date of Liquidity Class Shares is June 1, 1990.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.14%
                                                            -----
Total annual Fund operating expenses                        1.14%
Fee waivers and/or reimbursements                          (0.79)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $284    $551    $1,315

[Graphic]
     About the sub-adviser

   BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

   [Graphic]
    You'll find more about
    BACAP on page 27.

   This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]

    You'll find more about
    other risks of investing in
    this Fund in Other important
    information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                         [CHART]


     2.37% 3.40% 2.96% 3.14% 2.82% 2.60% 3.20%
     1994  1995  1996  1997  1998  1999  2000

          *Year-to-date return as of June 30, 2001: 1.24%

     Best and worst quarterly returns during this period

Best: 2nd quarter 1995:  0.88%
Worst: 1st quarter 1994: 0.44%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 3.20%   2.94%    2.83%

     *The inception date of Adviser Class Shares is March 1, 1993.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Liquidity Class Shares
Maximum sales charge (load) imposed on purchases            none
Maximum deferred sales charge (load)                        none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                             0.15%
Distribution (12b-1) and shareholder servicing fees         0.85%
Other expenses                                              0.13%
                                                            -----
Total annual Fund operating expenses                        1.13%
Fee waivers and/or reimbursements                          (0.78)%
                                                           -------
Total net expenses/2/                                       0.35%
                                                            =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Liquidity Class Shares  $36    $282    $547    $1,305

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


[Graphic]
        How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                   0.15%      0.15%
Nations Money Market Reserves           0.15%      0.15%
Nations Treasury Reserves               0.15%      0.15%
Nations Government Reserves             0.15%      0.14%
Nations Municipal Reserves              0.15%      0.14%
Nations California Tax-Exempt Reserves  0.15%      0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

  Fund                                  BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201

[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809



Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------


[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Liquidity Class Shares of the Funds. Here are some general rules about this class of shares:

  .Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Liquidity Class Shares.

  .There is no minimum for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Liquidity Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

      .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
       Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

      .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
       Eastern time on business days that precede the national holidays observed by the Fund

      .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Liquidity Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:

               .Payment must be received for Nations Treasury Reserves by 4:00
                p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

               .Payment must be received for Nations Money Market Reserves by
                4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund

               .Payment must be received for Nations Cash Reserves by 4:00 p.m.
                Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.



[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Liquidity Class Shares of a Fund for Liquidity Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $500,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

     The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

     The selling agent may charge other fees for services provided to your account.


                                    [Graphic]

                                      % Icon

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Distribution (12b-1) and shareholder servicing fees
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.30% of the average daily net assets of Liquidity Class Shares of the Funds, some or all of which may be paid to selling agents. Stephens may not carry forward any of these expenses for reimbursement in future years.

Stephens may also receive a maximum annual distribution (12b-1) fee of 0.30% of the average daily net assets of Liquidity Class Shares of the Funds (up to 0.35% of Liquidity Class Shares of Nations Treasury Reserves). Stephens may use this fee to compensate certain financial institutions that provide administrative or distribution services.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Liquidity Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

Other compensation
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
        Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

   [Graphic]
     For more information about
     taxes, please see the SAI.



How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Liquidity Class Shares of Nations California Tax-Exempt Reserves are not provided because this class of shares had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves            For a Share outstanding throughout each period

                                           Year ended Year ended  Period ended Year ended Year ended Year ended
 Liquidity Class Shares                     03/31/01   03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period         $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                        0.0613     0.0517       0.0470      0.0539     0.0516     0.0555
Less distributions:
Dividends from net investment income        (0.0613)   (0.0517)     (0.0470)    (0.0539)   (0.0516)   (0.0555)
Net asset value, end of period               $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                               6.30%       5.30%       4.80%       5.53%      5.28%      5.70%
========================================== ========== =========== ============ ========== ========== ==========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)          $1,476,883 $1,396,969   $1,423,382  $1,107,869  $419,851   $35,477
Ratio of operating expenses to average net
 assets                                     0.35%(a)  0.35%(a)(b)  0.35%+(a)    0.35%(b)    0.35%      0.35%
Ratio of net investment income to average
 net assets                                  6.07%       5.22%       5.09%+      5.39%      5.17%      5.38%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.12%(a)   1.14%(a)    1.28%+(a)     1.29%      0.60%      0.66%

                                 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves    For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended
 Liquidity Class Shares                     03/31/01    03/31/00   03/31/99*,**
Net asset value, beginning of period          $1.00       $1.00       $1.00
Income from investment operations:
Net investment income                        0.0610      0.0520      0.0281
Less distributions:
Dividends from net investment income        (0.0610)    (0.0520)    (0.0281)
Net asset value, end of period                $1.00       $1.00       $1.00
Total return++                                6.27%       5.32%       2.87%
========================================== =========== =========== ============
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)          $1,085,231   $946,156     $1,078
Ratio of operating expenses to average net
 assets                                    0.35%(a)(b) 0.35%(a)(b)  0.35%+(a)
Ratio of net investment income to average
 net assets                                   6.04%       5.49%      4.72%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.12%(a)    1.18%(a)    1.31%+(a)

                                 *Money Market Reserves Liquidity Class Shares commenced operations on August 7, 1998.
                                 ** Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended Year ended Year ended Year ended
Liquidity Class Shares                      03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period          $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                        0.0588      0.0489      0.0448       0.0526     0.0504     0.0541
Less distributions:
Dividends from net investment income        (0.0588)    (0.0489)    (0.0448)     (0.0526)   (0.0504)   (0.0541)
Net asset value, end of period                $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                6.04%       5.00%       4.58%       5.38%      5.15%      5.57%
========================================== =========== =========== ============ ========== ========== ==========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)           $348,850    $364,761    $304,387     $743,410   $81,575    $11,804
Ratio of operating expenses to average net
 assets                                    0.35%(a)(b) 0.35%(a)(b)  0.35%+(a)     0.35%      0.35%      0.35%
Ratio of net investment income to average
 net assets                                   5.84%       4.91%      4.84%+       5.26%      5.05%      5.35%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.17%(a)    1.18%(a)    1.35%+(a)     1.35%      0.61%      0.66%

                                 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating ratio was less than 0.01%.

Nations Government Reserves      For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended Year ended Year ended Year ended
Liquidity Class Shares                      03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period          $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                        0.0600      0.0501      0.0454       0.0528     0.0505     0.0537
Less distributions:
Dividends from net investment income        (0.0600)    (0.0501)    (0.0454)     (0.0528)   (0.0505)   (0.0537)
Net asset value, end of period                $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                6.16%       5.12%       4.63%       5.40%      5.19%      5.51%
========================================== =========== =========== ============ ========== ========== ==========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)           $468,083    $140,328     $59,551     $32,773     $6,482      $129
Ratio of operating expenses to average net
 assets                                    0.35%(a)(b) 0.35%(a)(b)  0.35%+(a)     0.35%     0.35%(a)    0.35%
Ratio of net investment income to average
 net assets                                   5.91%       5.11%      4.90%+       5.28%      5.07%      5.33%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             1.14%(a)    1.14%(a)    1.29%+(a)     1.30%     0.64%(a)    0.68%

                                 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves    For a Share outstanding throughout each period

                                           Year ended Year ended Period ended Year ended Year ended Year ended
Liquidity Class Shares                      03/31/01   03/31/00   03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period         $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                        0.0377     0.0314      0.0278      0.0341     0.0323     0.0347
Less distributions:
Dividends from net investment income        (0.0377)   (0.0314)    (0.0278)    (0.0341)   (0.0323)   (0.0347)
Net asset value, end of period               $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                               3.83%      3.18%       2.81%       3.43%      3.29%      3.52%
========================================== ========== ========== ============ ========== ========== ==========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)           $35,569    $89,050     $68,393     $53,074    $54,677     $6,734
Ratio of operating expenses to average net
 assets                                      0.35%      0.35%       0.35%+     0.35%(a)    0.35%      0.35%
Ratio of net investment income to average
 net assets                                  3.78%      3.14%       2.95%+      3.38%      3.23%      3.46%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                              1.14%      1.15%       1.33%+      1.33%      0.67%      0.73%

                                 * Fiscal year changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was 0.02%.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Reserves, 811-6030

   LIQUIDITY-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone:  1.800.626.2275 (Institutional Investors)
                 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
   [LOGO] Nations Funds

                                    [Graphic]

MONEY MARKET FUNDS
CAPITAL CLASS SHARES

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS


Nations
Cash Reserves

Nations Money
Market Reserves

Nations
Treasury Reserves

Nations Government Reserves

Nations
Municipal Reserves

Nations
California Tax Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Prospectus
August 1, 2001

An overview of the Funds

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 21
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              26

[Graphic]
      About your investment

Information for investors
  Buying, selling and exchanging shares         29
    How orders are processed                    30
  Distributions and taxes                       34
---------------------------------------------------
Financial highlights                            36
---------------------------------------------------
Terms used in this prospectus                   40
---------------------------------------------------
Where to find more information          back cover

Nations Cash Reserves

[GraphIincv]estment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GraphPirci]ncipal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GraphRiics]ks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GraphAicl]ook at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*

     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     5.91%  3.55%  2.89%  3.90%  6.02%  5.44%  5.62%  5.58%  5.22%  6.47%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

         * Year-to-date return as of June 30, 2001:  2.59%

     Best and worst quarterly returns during this period

                         Best: 1st quarter 1991:  1.68%
                         Worst: 4th quarter 1993: 0.70%

     Average annual total return as of December 31, 2000

                                                           Since
                                 1 year 5 years 10 years inception*
            Capital Class Shares  6.47%  5.67%    5.05%     5.13%

    *Theinception date of Capital Class Shares is October 10, 1990.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)           Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                            0.15%
    Other expenses                                             0.12%
                                                               -----
    Total annual Fund operating expenses                       0.27%
    Fee waivers and/or reimbursements                         (0.07)%
                                                              -------
                                                               0.20%
    Total net expenses/2/                                      =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $80    $145     $336

Nations Money Market Reserves


[GraphIincv]estment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[GraphPirci]ncipal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [GrYaopuh'ilcl]find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[GraphRiics]ks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GraphAicl]ook at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                     [CHART]

 6.36%  4.02%  3.07%  4.02%  5.78%  5.28%  5.62%  5.55%  5.21%  6.46%
 1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
          *Year-to-date return as of June 30, 2001: 2.57%

     Best and worst quarterly returns during this period

                         Best: 1st quarter 1991:  1.71%
                         Worst: 2nd quarter 1993: 0.75%

     Average annual total return as of December 31, 2000

                                                           Since
                                 1 year 5 years 10 years inception*
            Capital Class Shares  6.46%  5.62%    5.13%     5.76%

   *Theinception date of Capital Class Shares is December 7, 1988.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases             none
    Maximum deferred sales charge (load)                         none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                              0.15%
    Other expenses                                               0.12%
                                                                 -----
    Total annual Fund operating expenses                         0.27%
    Fee waivers and/or reimbursements                           (0.07)%
                                                                -------
                                                                 0.20%
    Total net expenses/2/                                        =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       . you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       . you reinvest all dividends and distributions in the Fund

       . your investment has a 5% return each year

       . the Fund's operating expenses remain the same as shown in the table above

       . the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $80    $145     $336

Nations Treasury Reserves

[GraphIincv]estment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GraphPirci]ncipal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GraphRiics]ks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GraphAicl]ook at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.




                                                       [CHART]

                   3.67%  2.98%  4.03%  5.87%  5.33%  5.47%  5.39%  4.93%  6.19%
                   1992   1993   1994   1995   1996   1997   1998   1999   2000

          * Year-to-date return as of June 30, 2001: 2.47%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:  1.61%
Worst: 2nd quarter 1993: 0.72%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Capital Class Shares  6.19%  5.46%     4.93%

  *Theinception date of Capital Class Shares is January 11, 1991.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder fees
 (Fees paid directly from your investment)            Capital Class Shares
 Maximum sales charge (load) imposed on purchases            none
 Maximum deferred sales charge (load)                        none

 Annual Fund operating expenses/1/
 (Expenses that are deducted from the Fund's assets)
 Management fees                                             0.15%
 Other expenses                                              0.12%
                                                             -----
 Total annual Fund operating expenses                        0.27%
 Fee waivers and/or reimbursements                          (0.07)%
                                                            -------
                                                             0.20%
 Total net expenses/2/                                       =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $80    $145     $336

Nations Government Reserves

[GraphIincv]estment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GraphPirci]ncipal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GraphRiics]ks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[GraphAicl]ook at the Fund' s performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                                       [CHART]

                   3.53%  2.74%  3.74%  5.89%  5.33%  5.50%  5.42%  5.03%  6.33%
                   1992   1993   1994   1995   1996   1997   1998   1999   2000


*Year-to-datereturn as of June 30, 2001:  2.54%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.62%
Worst: 2nd quarter 1993:         0.67%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Capital Class Shares  6.33%  5.52%     4.78%

   *Theinception date of Capital Class Shares is January 17, 1991.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none

    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                             0.15%
    Other expenses                                              0.14%
                                                                -----
    Total annual Fund operating expenses                        0.29%
    Fee waivers and/or reimbursements                          (0.09)%
                                                               -------
                                                                0.20%
    Total net expenses/2/                                       =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
              Capital Class Shares  $20     $84    $154     $359

Nations Municipal Reserves

[GraphIincv]estment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[GraphPirci]ncipal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.


[GraphRiics]ks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                                [CHART]

            4.17%  2.61%  2.02%  2.59%  3.80%  3.44%  3.60%  3.39%  3.16%  4.03%
            1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

         *Year-to-date return as of June 30, 2001: 1.64%

     Best and worst quarterly returns during this period

Best: 1st quarter 1991:  1.10%
Worst: 1st quarter 1994: 0.45%

     Average annual total return as of December 31, 2000

                                               Since
                     1 year 5 years 10 years inception*
Capital Class Shares  4.03%  3.52%    3.28%     3.33%

   *Theinception date of Capital Class Shares is October 23, 1990.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Capital Class Shares
 Maximum sales charge (load) imposed on purchases           none
 Maximum deferred sales charge (load)                       none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                            0.15%
 Other expenses                                             0.14%
                                                            -----
 Total annual Fund operating expenses                       0.29%
 Fee waivers and/or reimbursements                         (0.09)%
                                                           -------
                                                            0.20%
 Total net expenses/2/                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $84    $154     $359

Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GraphRiics]ks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[GraphAicl]ook at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     2.37%  3.40%  2.96%  3.14%  2.82%  2.60%  3.20%
     1994   1995   1996   1997   1998   1999   2000

          * Year-to-date return as of June 30, 2001: 1.24%

     Best and worst quarterly returns during this period

                         Best: 2nd quarter 1995:  0.88%
                         Worst: 1st quarter 1994: 0.44%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares  3.20%  2.94%     2.83%

   *Theinception date of Adviser Class Shares is March 1, 1993.

[GraphWihca]t it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder fees
    (Fees paid directly from your investment)            Capital Class Shares
    Maximum sales charge (load) imposed on purchases            none
    Maximum deferred sales charge (load)                        none
    Annual Fund operating expenses/1/
    (Expenses that are deducted from the Fund's assets)
    Management fees                                             0.15%
    Other expenses                                              0.13%
                                                                -----
    Total annual Fund operating expenses                        0.28%
    Fee waivers and/or reimbursements                          (0.08)%
                                                               -------
                                                                0.20%
    Total net expenses/2/                                       =====

  /1/Thefigures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

  /2/TheFund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Capital Class Shares  $20     $82    $149     $348

        Other important information
[Graphic]
You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

        How the Funds are managed
[Graphic]
Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                   0.15%      0.15%
Nations Money Market Reserves           0.15%      0.15%
Nations Treasury Reserves               0.15%      0.15%
Nations Government Reserves             0.15%      0.14%
Nations Municipal Reserves              0.15%      0.14%
Nations California Tax-Exempt Reserves  0.15%      0.15%

Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------



[Graphic]
      Buying, selling and exchanging shares


This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  .Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.
  .The minimum initial investment is $1,000,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.
  .There is no minimum for additional investments.
  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves
  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:
     .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
      Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
      Eastern time on business days that precede the national holidays observed by the Fund
     .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Municipal Reserves
  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]

     Buying shares

     Here are some general rules for buying shares:

         .You buy Capital Class Shares at net asset value per share.
         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time. .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.
         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.
         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this .if a financial institution or intermediary tells us to sell your shares under arrangements made with you
         .under certain other circumstances allowed under the 1940 Act

[GraphEixcc]hanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Capital Class Shares of a Fund for Capital Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $1,000,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[GraphiDci]stributions and taxes


About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The financial highlights of Nations Money Market Reserves for the fiscal period from December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997 were audited by other independent accountants. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves                           For a Share outstanding throughout each period
                                                Year ended  Year ended  Period ended Year ended Year ended Year ended
Capital Class Shares                             03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period               $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                             0.0628      0.0532       0.0484      0.0554     0.0531     0.0570
Less distributions:
Dividends from net investment income             (0.0628)    (0.0532)     (0.0484)    (0.0554)   (0.0531)   (0.0570)
Net asset value, end of period                     $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                     6.46%       5.46%       4.95%       5.70%      5.44%      5.84%
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)               $20,037,526 $8,642,609   $4,379,430  $3,051,559 $1,684,233  $607,643
Ratio of operating expenses to average net
 assets                                          0.20%(a)   0.20%(a)(b)  0.20%+(a)    0.20%(b)    0.20%      0.20%
Ratio of net investment income to average
 net assets                                        6.22%       5.37%       5.24%+      5.54%      5.32%      5.53%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.27%(a)    0.29%(a)    0.43%+(a)     0.44%      0.45%      0.51%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves                   For a Share outstanding throughout each period
                                                Year ended  Year ended  Period ended   Period ended Year ended Year ended
Capital Class Shares                             03/31/01    03/31/00   03/31/99*/,/**   05/15/98    11/30/97   11/30/96
Net asset value, beginning of period               $1.00       $1.00       $1.00          $1.00       $1.00      $1.00
Income from investment operations:
Net investment income                             0.0625      0.0535      0.0438          0.0252      0.0545     0.0516
Less dividends and distributions:
Dividends from net investment income             (0.0625)    (0.0535)    (0.0438)        (0.0252)    (0.0545)   (0.0516)
Net asset value, end of period                     $1.00       $1.00       $1.00          $1.00       $1.00      $1.00
Total return++                                     6.43%       5.48%       4.47%          2.55%       5.58%      5.29%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)               $6,103,253  $4,064,349   $595,482        $118,880    $177,908   $133,044
Ratio of operating expenses to average net
 assets                                         0.20%(a)(b) 0.20%(a)(b)  0.20%+(a)        0.20%+      0.20%      0.35%
Ratio of net investment income to average
 net assets                                        6.19%       5.64%      4.87%+          5.54%+      5.45%      5.16%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.27%(a)    0.33%(a)    0.46%+(a)        0.27%+      0.28%      0.35%

                                 * The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.
                                 ** Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves                       For a Share outstanding throughout each period
                                                Year ended  Year ended  Period ended Year ended Year ended Year ended
Capital Class Shares                             03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period               $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                             0.0603      0.0504       0.0462      0.0541     0.0519     0.0556
Less distributions:
Dividends from net investment income             (0.0603)    (0.0504)     (0.0462)    (0.0541)   (0.0519)   (0.0556)
Net asset value, end of period                     $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                     6.20%       5.15%       4.72%       5.55%      5.30%      5.71%
-----------------------------------------------
-----------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)               $1,900,312  $1,026,684   $1,382,688   $246,058   $468,975   $304,342
Ratio of operating expenses to average net
 assets                                         0.20%(a)(b) 0.20%(a)(b)  0.20%+(a)     0.20%      0.20%      0.20%
Ratio of net investment income to average net
 assets                                            5.99%       5.06%       4.99%+      5.41%      5.20%      5.50%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.27%(a)    0.28%(a)    0.45%+(a)     0.45%      0.46%      0.51%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves                     For a Share outstanding throughout each period
                                                Year ended  Year ended  Period ended Year ended Year ended Year ended
Capital Class Shares                             03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period               $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                             0.0615      0.0516      0.0468       0.0543     0.0520     0.0556
Less distributions:
Dividends from net investment income             (0.0615)    (0.0516)    (0.0468)     (0.0543)   (0.0520)   (0.0556)
Net asset value, end of period                     $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                     6.32%       5.28%       4.78%       5.57%      5.33%      5.71%
-----------------------------------------------
-----------------------------------------------
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                $852,138    $381,336    $229,561     $190,607   $125,377   $58,121
Ratio of operating expenses to average net
 assets                                         0.20%(a)(b) 0.20%(a)(b)  0.20%+(a)     0.20%     0.20%(a)    0.20%
Ratio of net investment income to average net
 assets                                            6.06%       5.26%      5.05%+       5.43%      5.22%      5.48%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  0.29%(a)    0.29%(a)    0.44%+(a)     0.45%     0.49%(a)    0.53%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves                    For a Share outstanding throughout each period

                                              Year ended Year ended Period ended Year ended Year ended Year ended
Capital Class Shares                           03/31/01   03/31/00   03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period            $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Income from investment operations:
Net investment income                           0.0392     0.0329      0.0292      0.0353     0.0337     0.0362
Less distributions:
Dividends from net investment income           (0.0392)   (0.0329)    (0.0292)    (0.0353)   (0.0337)   (0.0362)
Net asset value, end of period                  $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                  3.99%      3.34%       2.96%       3.61%      3.44%      3.70%
---------------------------------------------
---------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (000's)              $145,248   $172,693    $134,268    $74,251    $59,701    $48,482
Ratio of operating expenses to average net
 assets                                         0.20%      0.20%       0.20%+     0.20%(a)    0.20%      0.20%
Ratio of net investment income to average net
 assets                                         3.93%      3.29%       3.10%+      3.53%      3.38%      3.61%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.29%      0.30%       0.48%+      0.48%      0.52%      0.58%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                               (a)The effect of interest expense on the
                                  operating expense ratio was 0.02%.

        Nations California Tax-Exempt
        Reserves               For a Share outstanding throughout the period

                                                               Period ended
        Capital Class Shares                                    03/31/01*
        Net asset value, beginning of period                     $1.00
        Income from investment operations:
        Net investment income                                    0.0153
        Less distributions:
        Dividends from net investment income                    (0.0153)
        Net asset value, end of period                           $1.00
        Total return++                                           1.54%
        -------------------------------------------------
        -------------------------------------------------
        Ratio to average net assets/supplemental data:
        Net assets, end of period (in 000's)                      $30
        Ratio of operating expenses to average
         net assets                                              0.20%+
        Ratio of net investment income to average
         net assets                                              3.33%+
        Ratio of operating expenses to average net
         assets without waivers and/or expense
         reimbursements                                          0.28%+

                                 * California Tax-Exempt Reserves Capital Class Shares commenced operations on October 3, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.
Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.
Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.
Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.
Commercial paper - a money market instrument issued by a large company.
Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.
Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.
Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.
Fixed income security - an intermediate to long-term debt security that matures in more than one year.
Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.
High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

        SEC file number:
        Nations Reserves, 811-6030

        CAPITAL - 8/01


      Where to find more information
[Graphic]

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GraphSitca]tement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
                 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


 [LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS









Prospectus
AUGUST 1, 2001


NATIONS
CASH RESERVES

NATIONS
MONEY MARKET RESERVES

NATIONS
TREASURY RESERVES

NATIONS
GOVERNMENT
RESERVES

NATIONS MUNICIPAL RESERVES

NATIONS CALIFORNIA TAX-EXEMPT RESERVES

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An overview of the Funds
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

     [Graphic]
      YOU'LL FIND TERMS used in
      this prospectus ON PAGE 41.

     YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.



This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for institutional investors that purchase their shares through financial institutions or intermediaries. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER --BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BA ADVISORS AND BACAP
      STARTING ON PAGE 26.



[Graphic]
        About the Funds

                   NATIONS CASH RESERVES                   4
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MONEY MARKET RESERVES           7
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS TREASURY RESERVES              10
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS GOVERNMENT RESERVES            13
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS MUNICIPAL RESERVES             17
                   Sub-adviser: BACAP
                   ------------------------------------------
                   NATIONS CALIFORNIA TAX-EXEMPT RESERVES 21
                   Sub-adviser: BACAP
                   ------------------------------------------
                   OTHER IMPORTANT INFORMATION            25
                   ------------------------------------------
                   HOW THE FUNDS ARE MANAGED              26

[Graphic]
        About your investment

               INFORMATION FOR INVESTORS
                 Buying, selling and exchanging shares         29
                 Shareholder administration fees               34
                 Distributions and taxes                       35
               --------------------------------------------------
               FINANCIAL HIGHLIGHTS                            37
               --------------------------------------------------
               TERMS USED IN THIS PROSPECTUS                   41
               --------------------------------------------------
               WHERE TO FIND MORE INFORMATION          BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS CASH RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.



[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     5.91%  3.55%  2.89%  3.90%  6.02%  5.44%  5.62%  5.58%  5.22%  6.47%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

          * Year-to-date return as of June 30, 2001: 2.59%

     Best and worst quarterly returns during this period

Best: 1st quarter 1991:  1.68%
Worst: 4th quarter 1993: 0.70%

     Average annual total return as of December 31, 2000

                                                           Since
                                 1 year 5 years 10 years inception*
            Capital Class Shares 6.47%   5.67%   5.05%     5.13%

  *Theinception date of Capital Class Shares is October 10, 1990.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder fees                                    Institutional
       (Fees paid directly from your investment)           Class Shares
       Maximum sales charge (load) imposed on purchases        none
       Maximum deferred sales charge (load)                    none

       Annual Fund operating expenses/1/
       (Expenses that are deducted from the Fund's assets)
       Management fees                                         0.15%
       Shareholder administration fees                         0.04%
                                                               0.12%
       Other expenses                                         -----
       Total annual Fund operating expenses                    0.31%
                                                              (0.07)%
       Fee waivers and/or reimbursements                      -------
       Total net expenses/2/                                   0.24%
                                                              =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year  3 years
Institutional Class Shares  $25      $93

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS MONEY MARKET RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     6.36%  4.02%  3.07%  4.02%  5.78%  5.28%  5.62%  5.55%  5.21%  6.46%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000


          * Year-to-date return as of June 30, 2001:  2.57%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 1st quarter 1991:  1.71%
Worst: 2nd quarter 1993: 0.75%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                        Since
              1 year 5 years 10 years Inception*
Capital Class
 Shares       6.46%   5.62%   5.13%     5.76%

     *The inception date of Capital Class Shares is December 7, 1988.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.12%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.31%
                                                       (0.07)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

    /1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees. /

    /2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. /

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year 3 years
Institutional Class Shares  $25     $93

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS TREASURY RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     3.67%  2.98%  4.03%  5.87%  5.33%  5.47%  5.39%  4.93%  6.19%
     1992   1993   1994   1995   1996   1997   1998   1999   2000

          * Year-to-date return as of June 30, 2001:  2.47%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  1.61%
Worst: 2nd quarter 1993: 0.72%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                      Since
                     1 year 5 years inception*
Capital Class Shares 6.19%   5.46%    4.93%

     *The inception date of Capital Class Shares is January 11, 1991.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.12%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.31%
                                                       (0.07)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year 3 years
Institutional Class Shares  $25     $93

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS GOVERNMENT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     3.53%  2.74%  3.74%  5.89%  5.33%  5.50%  5.42%  5.03%  6.33%
     1992   1993   1994   1995   1996   1997   1998   1999   2000


          * Year-to-date return as of June 30, 2001:  2.54%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                     Best: 3rd and 4th quarters 2000: 1.62%
                     Worst: 2nd quarter 1993:         0.67%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                       Since
                                      1 year 5 years inception*
                 Capital Class Shares 6.33%   5.52%    4.78%

     *The inception date of Capital Class Shares is January 17, 1991.

[Graphic]
     THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                    Institutional
(Fees paid directly from your investment)           Class Shares
 Maximum sales charge (load) imposed on purchases       none
 Maximum deferred sales charge (load)                   none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                        0.15%
 Shareholder administration fees                        0.04%
                                                        0.14%
 Other expenses                                        -----
 Total annual Fund operating expenses                   0.33%
                                                       (0.09)%
 Fee waivers and/or reimbursements                     -------
 Total net expenses/2/                                  0.24%
                                                       =====

    /1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees. /

    /2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date. /

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year 3 years
Institutional Class Shares  $25     $97

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS MUNICIPAL RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS FUND IN Other important information AND IN THE SAI.


[Graphic]
     RISKS AND OTHER THINGS TO CONSIDER
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.



[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     4.17%  2.61%  2.02%  2.59%  3.80%  3.44%  3.60%  3.39%  3.16%  4.03%
     1991   1992   1993   1994   1995   1996   1997   1998   1999   2000

          * Year-to-date return as of June 30, 2001: 1.64%

     Best and worst quarterly returns during this period

Best: 1st quarter 1991:  1.10%
Worst: 1st quarter 1994: 0.45%

     Average annual total return as of December 31, 2000

                                               Since
                     1 year 5 years 10 years inception*
Capital Class Shares 4.03%   3.52%   3.28%     3.33%

     *The inception date of Capital Class Shares is October 23, 1990.

[Graphic]
     There are two kinds of fees --
     shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder fees                                    Institutional
       (Fees paid directly from your investment)           Class Shares
        Maximum sales charge (load) imposed on purchases       none
        Maximum deferred sales charge (load)                   none

       Annual Fund operating expenses/1/
       (Expenses that are deducted from the Fund's assets)
        Management fees                                        0.15%
        Shareholder administration fees                        0.04%
                                                               0.14%
        Other expenses                                        -----
        Total annual Fund operating expenses                   0.33%
                                                              (0.09)%
        Fee waivers and/or reimbursements                     -------
        Total net expenses/2/                                  0.24%
                                                              =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002, and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 year 3 years
                   Institutional Class Shares  $25     $97

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      BACAP ON PAGE 27.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.



NATIONS CALIFORNIA TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred investments and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     2.37%  3.40%  2.96%  3.14%   2.82%  2.60%  3.20%
     1994   1995   1996   1997    1998   1999   2000


          *Year-to-date return as of June 30, 2001:  1.24%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                         Best: 2nd quarter 1995:  0.88%
                         Worst: 1st quarter 1994: 0.44%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 3.20%   2.94%    2.83%

     *The inception date of Adviser Class Shares is March 1, 1993.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                       Insti
Shareholder fees                                      tutional
(Fees paid directly from your investment)           Class Shares
Maximum sales charge (load) imposed on purchases       none
Maximum deferred sales charge (load)                   none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                        0.15%
Shareholder administration fees                        0.04%
                                                       0.13%
Other expenses                                        -----
Total annual Fund operating expenses                   0.32%
                                                      (0.08)%
Fee waivers and/or reimbursements                     -------
Total net expenses/2/                                  0.24%
                                                      =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3 year example

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year 3 years
Institutional Class Shares  $25     $95

[Graphic]
        Other important information


You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         .must maintain an average dollar-weighted maturity of 90 days or less

         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Funds are managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                 Maximum  Actual fee
                                                 advisory  paid last
                                                   fee    fiscal year
          Nations Cash Reserves                    0.15%     0.15%
          Nations Money Market Reserves            0.15%     0.15%
          Nations Treasury Reserves                0.15%     0.15%
          Nations Government Reserves              0.15%     0.14%
          Nations Municipal Reserves               0.15%     0.14%
          Nations California Tax-Exempt Reserves   0.15%     0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                   BACAP Team
Nations Cash Reserves                  Taxable Money Market Management Team
Nations Money Market Reserves          Taxable Money Market Management Team
Nations Treasury Reserves              Taxable Money Market Management Team
Nations Government Reserves            Taxable Money Market Management Team
Nations Municipal Reserves             Tax-Exempt Money Market Management Team
Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY
     WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to BA Advisors, its affiliates and/or other financial institutions and intermediaries for providing services to investors.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.


[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:

  .Institutional Class Shares are available to institutional investors on a direct basis or through financial institutions or intermediaries. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries, including financial planners and investment advisers.

  .The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor. You can also contact your investment professional.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.


[Graphic]
     BUYING SHARES
     Here are some general rules for buying shares:

         .You buy Institutional Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:

            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

            .Payment must be received for Nations Money Market Reserves by 4:00
             p.m. Eastern time on business days that precede the national holidays observed by this Fund

            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     SELLING SHARES

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.


[Graphic]
     EXCHANGING SHARES

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Institutional Class Shares of a Fund for Institutional Class Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $750,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]
     FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


                                    [Graphic]

                                      % Icon

       Shareholder administration fees

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Funds for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

   [Graphic]
     FOR MORE INFORMATION ABOUT
     TAXES, PLEASE SEE THE SAI.


HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

NATIONS MUNICIPAL RESERVES, NATIONS CALIFORNIA TAX-EXEMPT RESERVES Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves            For a Share outstanding throughout the period

                                                       Period ended
            Institutional Class Shares                  03/31/01*
            Net asset value, beginning of period          $1.00
            Income from investment operations:
            Net investment income                        0.0192
            Less distributions:
            Dividends from net investment income        (0.0192)
            Net asset value, end of period                $1.00
            Total return++                                1.90%
            -------------------------------------------------------
            -------------------------------------------------------
            Ratio to average net assets/supplemental
             data:
            Net assets, end of period (in 000's)        $651,116
            Ratio of operating expenses to average
             net assets                                 0.24%+(a)
            Ratio of net investment income to average
             net assets                                  6.18%+
            Ratio of operating expenses to average net
             assets without waivers and/or expense
             reimbursements                             0.31%+(a)

                                 * Cash Reserves Institutional Class Shares commenced operations on November 30, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Money Market Reserves    For a Share outstanding throughout the period

                                           Period ended
Institutional Class Shares                  03/31/01*
Net asset value, beginning of period          $1.00
Income from investment operations:
Net investment income                         0.0221
Less distributions:
Dividends from net investment income         (0.0221)
Net asset value, end of period                $1.00
Total return++                                2.23%
-------------------------------------------------------
-------------------------------------------------------
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $574,968
Ratio of operating expenses to average
 net assets                                0.24%+(a)(b)
Ratio of net investment income to average
 net assets                                   6.15%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.31%+(a)

                                 * Money Market Reserves Institutional Class
                                 Shares commenced operations on November 17, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout the period

                                                       Period ended
            Institutional Class Shares                  03/31/01*
            Net asset value, beginning of period          $1.00
            Income from investment operations:
            Net investment income                         0.0206
            Less distributions:
            Dividends from net investment income         (0.0206)
            Net asset value, end of period                $1.00
             Total return++                               2.08%
            -------------------------------------------------------
            -------------------------------------------------------
            Ratio to average net assets/supplemental
             data:
            Net assets, end of period (in 000's)         $29,572
            Ratio of operating expenses to average
             net assets                                0.24%+(a)(b)
            Ratio of net investment income to average
             net assets                                   5.95%+
            Ratio of operating expenses to average net
             assets without waivers and/or expense
             reimburesments                             0.31%+(a)

                                 * Treasury Reserves Institutional Class Shares commenced operations on November 21, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves      For a Share outstanding throughout the period

                                                       Period ended
            Institutional Class Shares                  03/31/01*
            Net asset value, beginning of period          $1.00
            Income from investment operations:
            Net investment income                           0.0210
            Less distributions:
            Dividends from net investment income         (0.0210)
            Net asset value, end of period                $1.00
             Total return++                               2.12%
            ------------------------------------------
            ------------------------------------------
            Ratio to average net assets/supplemental
             data:
            Net assets, end of period (in 000's)        $  260,087
            Ratio of operating expenses to average
             net assets                                 0.24%+(a)
            Ratio of net investment income to average
             net assets                                   6.02%+
            Ratio of operating expenses to average net
             assets without waivers and/or expense
             reimbursements                             0.33%+(a)

                                 * Government Reserves Institutional Class
                                 Shares commenced operations on November 21, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

Nations Municipal Reserves                 For a Share outstanding throughout the period

                                                              Period ended
Institutional Class Shares                                     03/31/01*
Net asset value, beginning of period                          $1.00
Income from investment operations:
Net investment income                                         0.0110
Less distributions:
Dividends from net investment income                         (0.0110)
Net asset value, end of period                                $1.00
Total return++                                                1.10%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                         $16,116
Ratio of operating expenses to average net
 assets                                                       0.24%+
Ratio of net investment income to average
 net assets                                                   3.89%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                               0.33%+

                                 * Municipal Reserves Institutional Class
                                 Shares commenced operations on November 21, 2000.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Nations California Tax-Exempt
Reserves                                   For a Share outstanding throughout the period
                                                              Period ended
Institutional Class Shares                                     03/31/01*
Net asset value, beginning of period                          $1.00
Income from investment operations:
Net investment income                                         0.0003
Less distributions:
Dividends from net investment income                         (0.0003)
Net asset value, end of period                                $1.00
Total return++                                                0.03%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                          $1,000
Ratio of operating expenses to average net
 assets                                                       0.24%+
Ratio of net investment income to average
 net assets                                                   3.29%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                               0.32%+

                                 * California Tax-Exempt Reserves Institutional Class Shares commenced operations on March 28, 2001.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard &

Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number:
     Nations Reserves, 811-6030

     INST-8/01



[Graphic]
        Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
[LOGO] Nations Funds

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS

  Nations
  Cash Reserves

  Nations Money
  Market Reserves

  Nations
  Treasury Reserves

  Nations
  Government
  Reserves

  Nations
  Municipal Reserves

  Nations
  California
  Tax-Exempt
  Reserves

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.






  Prospectus

  August 1, 2001

An overview of the Funds

--------------------------------------------------------------------------------


[Graphic]
     Terms used in this prospectus

     In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

     [Graphic]
      You'll find Terms used in
      this prospectus on page 41.

     Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

     Affiliates of Bank of America are paid for the services they provide to the Funds.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

About the Funds
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

Are these Funds right for you?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

For more information
If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside

--------------------------------------------------------------------------------


[Graphic]
     Banc of America Advisors, LLC

     Banc of America Advisors, LLC (BA Advisors) is the investment adviser to each of the Funds. BA Advisors is responsible for the overall management and supervision of the investment management of each Fund. BA Advisors and Nations Funds have engaged a sub-adviser --Banc of America Capital Management, LLC (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

     [Graphic]
      You'll find more about
      BA Advisors and BACAP starting on page 26.


[Graphic]
        About the Funds

Nations Cash Reserves                   4
Sub-adviser: BACAP
-------------------------------------------
Nations Money Market Reserves           7
Sub-adviser: BACAP
-------------------------------------------
Nations Treasury Reserves              10
Sub-adviser: BACAP
-------------------------------------------
Nations Government Reserves            13
Sub-adviser: BACAP
-------------------------------------------
Nations Municipal Reserves             17
Sub-adviser: BACAP
-------------------------------------------
Nations California Tax-Exempt Reserves 21
Sub-adviser: BACAP
-------------------------------------------
Other important information            25
-------------------------------------------
How the Funds are managed              26

[Graphic]
      About your investment

Information for investors
  Buying, selling and exchanging shares             29
    How orders are processed                        30
  How selling and servicing agents are paid         34
  Distributions and taxes                           35
-------------------------------------------------------
Financial highlights                                37
-------------------------------------------------------
Terms used in this prospectus                       41
-------------------------------------------------------
Where to find more information              back cover

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization (NRSRO) or is considered to be of comparable quality.


Nations Cash Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about other risks of investing in this Fund in Other important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.76%   5.19%   5.36%   5.32%   4.96%   6.21%
     1995    1996    1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 2.46%

     Best and worst quarterly returns during this period

Best: 3rd and 4th quarters 2000: 1.59%
Worst: 2nd quarter 1999:         1.14%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 6.21%   5.40%    5.44%

     *The inception date of Adviser Class Shares is September 22, 1994.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
     You'll find more about
     BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Money Market Reserves

[Graphic]
     Investment objective
     The Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in this Fund in Other Important information and in the SAI.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Money Market Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.35%   6.20%
     1999    2000

          *Year-to-date return as of June 30, 2001: 2.45%

     Best and worst quarterly returns during this period

Best: 3rd quarter 2000:  1.59%
Worst: 1st quarter 1999: 1.14%

     Average annual total return as of December 31, 2000

                              Since
                     1 year inception*
Adviser Class Shares 6.20%    5.64%

     *The inception date of Adviser Class Shares is July 2, 1998.

[Graphic]
     There are two kinds of fees --shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.



[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

     The Fund is listed on the National
     Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Treasury Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.


[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]

     Risks and other things to consider
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     5.60%   5.07%   5.22%   5.12%   4.67%   5.93%
     1995    1996    1997    1998    1999    2000
          *Year-to-date return as of June 30, 2001: 2.35%

     Best and worst quarterly returns during this period

Best: 4th quarter 2000:           1.54%
Worst: 1st and 2nd quarters 1999: 1.09%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 5.93%   5.20%    5.25%

     *The inception date of Adviser Class Shares is September 22, 1994.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.12%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.52%
                                                          (0.07)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $160    $284     $646

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Government Reserves

[Graphic]
     Investment objective
     This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     Principal investment strategies
     This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                        [CHART]


      5.55%   5.06%   5.24%   5.16%   4.77%   6.07%
      1995    1996    1997    1998    1999    2000
          *Year-to-date return as of June 30, 2001: 2.42%

     Best and worst quarterly returns during this period

                     Best: 3rd and 4th quarters 2000: 1.56%
                     Worst: 2nd quarter 1999:         1.10%

     Average annual total return as of December 31, 2000

                                                       Since
                                      1 year 5 years inception*
                 Adviser Class Shares 6.07%   5.26%    5.27%

     * The inception date of Adviser Class Shares is September 22, 1994.

[Graphic]
     There are two kinds of -- fees shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.




[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.



[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (Fees
paid directly from your investment)                 Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.14%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.54%
                                                          (0.09)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $164    $293     $668

[Graphic]
     About the sub-adviser


     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]

      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[Graphic]
     First-tier securities

     A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by an NRSRO or is considered to be of comparable quality.


Nations Municipal Reserves

[Graphic]
     Investment objective
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax. Shares of Nations Municipal Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     3.55%   3.18%   3.34%   3.15%   2.90%   3.77%
     1995    1996    1997    1998    1999    2000
          *Year-to-date return as of June 30, 2001: 1.51%

     Best and worst quarterly returns during this period

Best: 2nd and 4th quarters 2000: 0.99%
Worst: 1st quarter 1999:         0.62%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 3.77%   3.27%    3.31%

     *The inception date of Adviser Class Shares is September 22, 1994.

[Graphic]
     There are two kinds of -- fees shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none
Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.14%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.54%
                                                          (0.09)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1 /The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2 /The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $164    $293     $668

[Graphic]
     About the sub-adviser

     BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

     [Graphic]
      You'll find more about
      BACAP on page 27.

     This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.


Nations California Tax-Exempt Reserves

[Graphic]
     Investment objective
     The Fund seeks current income exempt from federal income tax and California state individual income tax, a stable share price, and daily liquidity.

[Graphic]

     Principal investment strategies
     The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in:

  .municipal securities that finance private projects, called private activity bonds

  .money market instruments, including repurchase agreements

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      You'll find more about
      other risks of investing in
      this Fund in Other important
      information and in the SAI.



[Graphic]

     Risks and other things to consider
     Nations California Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings and Fund expenses.

     For the Fund's current 7-day yield, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.


[Graphic]
     A look at the Fund's performance
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     Year by year total return (%) as of December 31 each year*
     The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     2.37%   3.40%   2.96%   3.14%   2.82%   2.60%   3.20%
     1994    1995    1996    1997    1998    1999    2000
          *Year-to-date return as of June 30, 2001: 1.24%

     Best and worst quarterly returns during this period

Best: 2nd quarter 1995:  0.88%
Worst: 1st quarter 1994: 0.44%

     Average annual total return as of December 31, 2000

                                      Since
                     1 year 5 years inception*
Adviser Class Shares 3.20%   2.94%    2.83%

     *The inception date of Adviser Class Shares is March 1, 1993.

[Graphic]
     There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

     Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.


[Graphic]
     This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[Graphic]
     What it costs to invest in the Fund
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)           Adviser Class Shares
 Maximum sales charge (load) imposed on purchases          none
 Maximum deferred sales charge (load)                      none

Annual Fund operating expenses/1/
(Expenses that are deducted from the Fund's assets)
 Management fees                                           0.15%
 Shareholder servicing fees                                0.25%
                                                           0.13%
 Other expenses                                           -----
 Total annual Fund operating expenses                      0.53%
                                                          (0.08)%
 Fee waivers and/or reimbursements                        -------
 Total net expenses/2/                                     0.45%
                                                          =====

     /1/ The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

     /2/ The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

     Example
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year 3 years 5 years 10 years
Adviser Class Shares  $46    $162    $288     $657

[Graphic]
      Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

       .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         .must maintain an average dollar-weighted maturity of 90 days or less

         .may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

         .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities.

       .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

       .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

       .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     Banc of America Advisors, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255



[Graphic]
      How the Funds are managed

Investment adviser
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                       Maximum  Actual fee
                                       advisory  paid last
                                         fee    fiscal year
Nations Cash Reserves                   0.15%      0.15%
Nations Money Market Reserves           0.15%      0.15%
Nations Treasury Reserves               0.15%      0.15%
Nations Government Reserves             0.15%      0.14%
Nations Municipal Reserves              0.15%      0.14%
Nations California Tax-Exempt Reserves  0.15%      0.15%

[Graphic]
     Banc of America
     Capital Management, LLC

     One Bank of America Plaza
     Charlotte, North Carolina 28255


Investment sub-adviser
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Banc of America Capital Management, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

 Fund                                   BACAP Team
 Nations Cash Reserves                  Taxable Money Market Management Team
 Nations Money Market Reserves          Taxable Money Market Management Team
 Nations Treasury Reserves              Taxable Money Market Management Team
 Nations Government Reserves            Taxable Money Market Management Team
 Nations Municipal Reserves             Tax-Exempt Money Market Management Team
 Nations California Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     Stephens Inc.

     111 Center Street
     Little Rock, Arkansas 72201


[Graphic]
     PFPC Inc.

     400 Bellevue Parkway
     Wilmington, Delaware 19809


Other service providers
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment

--------------------------------------------------------------------------------



[Graphic]
     When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[Graphic]
       Buying, selling and exchanging shares

This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  .Adviser Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $100,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.

  .There is no minimum for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Money Market Funds reserve the right to close early on business days preceding national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

     Either the Federal Reserve Bank of New York or the NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


How shares are priced
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves

  .12:00 noon Eastern time each business day for each share class of Nations
   Municipal Reserves

  .10:30 a.m. Eastern time each business day for each share class of Nations
   California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

Valuing securities in a Fund
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

How orders are processed
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market
   Reserves and Nations Treasury Reserves, except:

    .Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Money Market Reserves by 3:00 p.m.
     Eastern time on business days that precede the national holidays observed by the Fund

    .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

  .2:30 p.m. Eastern time for Nations Government Reserves

  .12:00 noon Eastern time for Nations Municipal Reserves

  .10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     The net asset value per share is the price of a share calculated by a Fund every business day.


Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     Buying shares

     Here are some general rules for buying shares:

         .You buy Adviser Class Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          .5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money
           Market Reserves and Nations Treasury Reserves, except:

             .Payment must be received for Nations Treasury Reserves by 4:00
              p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Money Market Reserves by
              4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund

             .Payment must be received for Nations Cash Reserves by 4:00 p.m.
              Eastern time on the last business day of the calendar year

          .4:00 p.m. Eastern time for Nations Government Reserves, Nations
           Municipal Reserves and Nations California Tax-Exempt Reserves

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     [Graphic]
      For more information
      about telephone orders,
      see How orders are
      processed.


[Graphic]
     Selling shares

     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .You can sell up to $50,000 in shares by telephone if you qualify for telephone orders.

         .If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Municipal
          Reserves or Nations California Tax-Exempt Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     You should make sure you understand the investment objective and policies of the Fund you're exchanging into. Please read its prospectus carefully.


[Graphic]
     Exchanging shares

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Adviser Class Shares of a Fund for Adviser Class
          Shares of any other Nations Reserves Money Market Fund.

         .You must exchange at least $100,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

[Graphic]

     The servicing agent may charge other fees for services provided to your account.


[Graphic]
      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

Shareholder servicing fees
Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

Other compensation
Servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other servicing agents. Selected servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     The power of compounding

     Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

     Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[Graphic]
       Distributions and taxes

About distributions
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax adviser about your situation, including any foreign, state and local taxes that may apply.

     [Graphic]
      For more information
      about taxes, please see
      the SAI.


How taxes affect your investment
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state individual income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes.

Any distributions that come from taxable income or realized capital gain of these Funds are generally subject to tax.

A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

U.S. government obligations
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

Withholding tax
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property redemptions and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

Taxation of redemptions and exchanges
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
       Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

Nations Cash Reserves            For a Share outstanding throughout each period

                                              Year ended Year ended  Period ended Year ended Year ended Year ended
Adviser Class Shares                           03/31/01   03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period            $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Net investment income                           0.0603     0.0507      0.0461       0.0529     0.0506     0.0545
Dividends from net investment income           (0.0603)   (0.0507)    (0.0461)     (0.0529)   (0.0506)   (0.0545)
Net asset value, end of period                  $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                  6.20%       5.19%       4.71%       5.43%      5.19%      5.58%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $5,939,163 $4,780,346   $870,170     $672,417   $247,551   $397,809
Ratio of operating expenses to average net
 assets                                        0.45%(a)  0.45%(a)(b)  0.45%+(a)    0.45%(b)    0.45%      0.45%
Ratio of net investment income to average net
 assets                                         5.97%       5.12%      4.99%+       5.29%      5.07%      5.28%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.52%(a)   0.54%(a)    0.68%+(a)     0.69%      0.70%      0.76%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Money Market Reserves    For a Share outstanding throughout each period

                                              Year ended  Year ended  Period ended
Adviser Class Shares                           03/31/01    03/31/00   03/31/99*/,/**
Net asset value, beginning of period             $1.00       $1.00       $1.00
Net investment income                           0.0600      0.0548      0.0344
Dividends from net investment income           (0.0600)    (0.0548)    (0.0344)
Net asset value, end of period                   $1.00       $1.00       $1.00
Total return++                                   6.17%       5.62%       3.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)           $622,177    $553,728     $6,377
Ratio of operating expenses to average net
 assets                                       0.45%(a)(b) 0.45%(a)(b)  0.45%+(a)
Ratio of net investment income to average net
 assets                                          5.94%       5.39%      4.62%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                0.52%(a)    0.58%(a)    0.71%+(a)

                                 * Money Market Reserves Adviser Class Shares commenced operations on July 2, 1998. ** Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Treasury Reserves        For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended Year ended Year ended Year ended
Adviser Class Shares                        03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period          $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Net investment income                        0.0578      0.0479      0.0439       0.0516     0.0494     0.0531
Dividends from net investment income        (0.0578)    (0.0479)    (0.0439)     (0.0516)   (0.0494)   (0.0531)
Net asset value, end of period                $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                5.93%       4.89%       4.48%       5.28%      5.06%      5.45%
------------------------------------------
------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $1,918,597  $1,460,966   $344,906     $222,760   $154,256   $175,691
Ratio of operating expenses to average net
 assets                                    0.45%(a)(b) 0.45%(a)(b)  0.45%+(a)     0.45%      0.45%      0.45%
Ratio of net investment income to average
 net assets                                   5.74%       4.81%      4.74%+       5.16%      4.95%      5.25%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.52%(a)    0.53%(a)    0.70%+(a)     0.70%      0.71%      0.76%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Government Reserves      For a Share outstanding throughout each period

                                           Year ended  Year ended  Period ended Year ended Year ended Year ended
Adviser Class Shares                        03/31/01    03/31/00    03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period          $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Net investment income                        0.0590      0.0491      0.0445       0.0518     0.0495     0.0527
Dividends from net investment income        (0.0590)    (0.0491)    (0.0445)     (0.0518)   (0.0495)   (0.0527)
Net asset value, end of period                $1.00       $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                                6.06%       5.02%       4.54%       5.30%      5.07%      5.39%
------------------------------------------
------------------------------------------
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $1,190,853   $477,205     $88,836     $70,164    $24,845    $108,168
Ratio of operating expenses to average net
 assets                                    0.45%(a)(b) 0.45%(a)(b)  0.45%+(a)     0.45%     0.45%(a)    0.45%
Ratio of net investment income to average
 net assets                                   5.81%       5.01%      4.80%+       5.18%      4.97%      5.23%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                             0.54%(a)    0.54%(a)    0.69%+(a)     0.70%     0.74%(a)    0.78%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Municipal Reserves       For a Share outstanding throughout each period

                                          Year ended Year ended Period ended Year ended Year ended Year ended
Adviser Class Shares                       03/31/01   03/31/00   03/31/99*    04/30/98   04/30/97   04/30/96
Net asset value, beginning of period        $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Net investment income                       0.0367     0.0304      0.0270      0.0332     0.0313     0.0337
Dividends from net investment income       (0.0367)   (0.0304)    (0.0270)    (0.0332)   (0.0313)   (0.0337)
Net asset value, end of period              $1.00      $1.00       $1.00       $1.00      $1.00      $1.00
Total return++                              3.73%      3.08%       2.73%       3.34%      3.19%      3.43%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)       $129,807   $77,511     $55,434     $29,936     $7,296    $55,511
Ratio of operating expenses to average
 net assets                                 0.45%      0.45%       0.45%+     0.45%(a)    0.45%      0.45%
Ratio of net investment income to average
 net assets                                 3.68%      3.04%       2.85%+      3.28%      3.13%      3.36%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                     0.54%      0.55%       0.73%+      0.73%      0.77%      0.83%

                                 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was 0.02%.

Nations California Tax-Exempt
Reserves                         For a Share outstanding throughout each period

                                          Year ended Period ended Period ended Year ended Year ended Year ended
Adviser Class Shares                       03/31/01    03/31/00    05/14/99*    02/28/99   02/28/98   02/28/97
Net asset value, beginning of period        $1.00       $1.00        $1.00       $1.00      $1.00      $1.00
Net investment income                       0.0308      0.0232       0.0052      0.0268     0.0309     0.0291
Dividends from net investment income       (0.0308)    (0.0232)     (0.0052)    (0.0268)   (0.0309)   (0.0291)
Net asset value, end of period              $1.00       $1.00        $1.00       $1.00      $1.00      $1.00
Total return++                              3.12%       2.32%        0.52%       2.71%      3.13%      2.95%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
 supplemental data:
Net assets, end of period (in 000's)       $318,737    $360,319     $636,000    $709,000   $671,000   $472,000
Ratio of operating expenses to average
 net assets                                 0.45%       0.45%+       0.50%+     0.49%(a)   0.50%(a)   0.50%(a)
Ratio of net investment income to average
 net assets                                 3.08%       2.55%+       2.49%+      2.65%      3.06%      2.92%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                     0.53%       0.53%+       0.52%+     0.49%(a)   0.50%(a)   0.50%(a)

                                 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class Shares, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
     This glossary includes explanations of the important terms that may be used in this prospectus. Some of the terms explained may apply to Nations Funds not included in this prospectus.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number:
     Nations Reserves, 811-6030

     ADVISER-8/01


[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     Annual and semi-annual reports
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     Statement of Additional Information
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
     Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
                1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 [LOGO] Nations Funds